                                    AMERICAN
                               AADVANTAGE FUNDS(R)

                                  ANNUAL REPORT
                                DECEMBER 31, 2001




                             [AMR FRONT COVER IMAGE]




                                                              S&P 500 INDEX FUND
                                                            SMALL CAP INDEX FUND
                                                 INTERNATIONAL EQUITY INDEX FUND



                           MANAGED BY AMR INVESTMENTS

                                [AA EAGLE LOGO]

About AMR Investments
--------------------------------

AMR Investments is an
experienced provider of
investment advisory services to
institutional and retail
markets. We act as manager of
the American AAdvantage Funds, a
family of diversified mutual
funds, and offer customized
fixed income portfolio
management services.

Our clients include defined
benefit plans, defined
contribution plans, foundations,
endowments, corporations, and
other institutional investors.

AMR Investments is a wholly
owned subsidiary of AMR
Corporation, the parent company
of American Airlines, Inc.

Incorporated in 1986, we are
directly responsible for the
investment management and
oversight of AMR Corporation's
defined benefit and defined
contribution plans, as well as
its fixed income investments.

                                    Contents
                                    --------------------------------------------
                                    President's Message.....................   1
                                    Performance Overview....................   2
                                    American AAdvantage Funds
                                       Statement of Assets and Liabilities..   7
                                       Statement of Operations..............   8
                                       Statement of Changes in Net Assets...   9
                                       Notes to Financial Statements........  10
                                       Financial Highlights.................  15
                                    State Street Equity 500 Index Portfolio
                                       Portfolio of Investments.............  21
                                       Statement of Assets and Liabilities..  27
                                       Statement of Operations..............  28
                                       Statement of Changes in Net Assets...  29
                                       Notes to Financial Statements........  30
                                       Financial Highlights.................  33
                                    Master Small Cap Index Series
                                       Schedule of Investments..............  37
                                       Statement of Assets and Liabilities..  57
                                       Statement of Operations..............  58
                                       Statement of Changes in Net Assets...  59
                                       Notes to Financial Statements........  60
                                       Financial Highlights.................  63
                                    Master International Index Series
                                       Schedule of Investments..............  68
                                       Statement of Assets and Liabilities..  79
                                       Statement of Operations..............  80
                                       Statement of Changes in Net Assets...  81
                                       Notes to Financial Statements........  82
                                       Financial Highlights.................  86
                                       Additional Information.........Back Cover

American AAdvantage Funds                                      December 31, 2001

                                                            [BILL QUINN PICTURE]

FELLOW SHAREHOLDERS:

We are pleased to present you with the 2001 Annual Report for the American AAdvantage S&P 500 Index Fund, American AAdvantage Small Cap Index Fund, and the American AAdvantage International Equity Index Fund as of December 31, 2001.

     From an investor's perspective, the year ending 2001 was a very difficult year. Almost every stock index was down, as evidenced by declines of 5.5% in the Dow Jones Industrial Average, 11.9% in the S&P 500, and 20.1% in the NASDAQ Composite. These declines reflected a year marked by terrorism, military action, and the onset of a recession. Stock markets around the globe fell to their lowest levels in more than three years. Mitigating this to some degree was the Federal Reserve's aggressive posture in lowering interest rates eleven times throughout the year, which resulted in bonds posting positive returns.

     As we look toward the future, we believe there may still be some tough sledding ahead of us. However, low interest rates, economic stimuli, and the underlying strengths of the U.S. economy and its companies should lead to better times later in the year.

     As a reminder, the Index Funds are not managed according to traditional methods of "active" investment management. Instead, the Funds utilize a "passive" or "indexing" investment approach that attempts to replicate, before expenses, the performance of each Fund's corresponding Index.

     We value the trust you have placed in the American AAdvantage Funds. We are committed to do everything possible to continue to earn this trust by positioning the Funds to achieve their long-term investment objectives in a sound and prudent manner.

     If you have questions, please call us at 1-800-967-9009, or visit our web site at www.aafunds.com.

                                            Sincerely,

                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Funds

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2001, the annualized total return of the Institutional Class of the American AAdvantage S&P 500 Index Fund was -12.1%, outperforming the Lipper S&P 500 Index return of -12.2% and slightly behind the S&P 500 Index return of -11.9%.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                 FOR THE PERIOD FROM 12/31/96* THROUGH 12/31/01

                                    [GRAPH]

                                                    1997       1998       1999       2000       2001
 Institutional Class                    10,000.00  13,309.00  17,151.00  20,702.00  18,807.00  16,528.00
 Lipper S&P 500 Index                   10,000.00  13,308.00  17,079.00  20,601.00  18,685.00  16,319.00
 S&P 500 Index                          10,000.00  13,326.00  17,159.00  20,760.00  18,871.00  16,629.00
 PlanAhead Class                        10,000.00  13,309.00  17,113.00  20,576.00  18,646.00  16,404.00

*   Inception of S&P 500 Index Fund

                           ANNUALIZED TOTAL RETURNS
                         ----------------------------
                            PERIODS ENDED 12/31/01      VALUE OF
                         ----------------------------    $10,000
                                              SINCE     12/31/96-
                         1 YEAR    5 YEARS   12/31/96   12/31/01
                         -------   -------   --------   ---------
Institutional
 Class(1)..............  -12.12%   10.57%     10.57%     $16,528
PlanAhead Class(1).....  -12.48%   10.29%     10.29%     $16,319
S&P 500 Index..........  -11.88%   10.70%     10.70%     $16,629
Lipper S&P 500 Index...  -12.21%   10.40%     10.40%     $16,404

1   Past performance is not indicative of future performance.
    The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     Many investors are happy to put 2001 behind them as they look forward to 2002. Despite very strong performance in the equity markets in the fourth quarter, most equity indexes posted overall losses for the second year in a row. The Dow Jones Industrial Average lost 5% during the year and the Nasdaq Composite Index fell over 20%. The equity markets have not endured two consecutive down years since the 1970s. The only major U.S. equity index with a positive return for 2001 was the small cap Russell 2000(R), which gained 2.5%. Although many Wall Street strategists are predicting equity returns in the mid to high single digits for the coming year, there are risks remaining as valuations continue to be relatively high by historical standards.

     During the period, eight out of ten sectors within the S&P 500 Index produced negative returns. Basic materials and consumer discretionaries were the only two sectors with positive returns of 3.4% and 1.5% respectively. The worst performing sectors of the Index were utilities (down 30.6%) and information technology (down 25.7%)

     Among the many poorly performing stocks for the period, the worst performers within the S&P 500 Index were Enron (down 99.7%), Providian (down 93.8%), and Global Crossing (down 92.1%). Some of the top performers for the year included Office Depot (up 160.2%), JC Penney (up 154.6%), and Best Buy (up 151.9%).

     As we head into the new year, investors anticipate that the U.S. economy will move towards recovery. The Fund will continue to strive towards accomplishing its objective of closely replicating, before expenses, the return of its benchmark, the S&P 500 Index.

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
General Electric Co.                               3.8%
Microsoft Corp.                                    3.4%
ExxonMobil Corp.                                   2.6%
Citigroup, Inc.                                    2.5%
Wal-Mart Stores, Inc.                              2.5%
Pfizer, Inc.                                       2.4%
Intel Corp.                                        2.0%
IBM                                                2.0%
American Int'l Group, Inc.                         2.0%
Johnson & Johnson                                  1.7%

PORTFOLIO STATISTICS

                                                       FUND
                                                       -----
Price/Earnings Ratio                                    21.5
Price/Book Ratio                                         3.4
Wtd. Avg. Mkt. Cap ($ bil)                             104.7

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE S&P 500 INDEX FUND -- (CONTINUED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financials                                             17.8%
Information Technology                                 17.5%
Health Care                                            14.4%
Consumer Discretionary                                 13.1%
Industrials                                            11.3%
Consumer Staples                                        8.2%
Energy                                                  6.7%
Telecommunication Services                              5.5%
Utilities                                               2.9%
Materials                                               2.6%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2001, the annualized total return of the Institutional Class of the American AAdvantage Small Cap Index Fund was 2.1%, slightly underperforming the Russell 2000(R) Index* return of 2.5%.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                 FOR THE PERIOD FROM 7/31/00+ THROUGH 12/31/01

                              (PERFORMANCE GRAPH)

                                          7/00         12/00        12/01
 Institutional Class                    10,000.00     9,741.00     9,943.00
 Lipper Small-Cap Core Index            10,000.00    10,166.00    10,890.00
 Russell 2000 Index                     10,000.00     9,725.00     9,967.00

+   Inception of Small Cap Index Fund

                                         ANNUALIZED
                                       TOTAL RETURNS
                                      ----------------
                                       PERIODS ENDED
                                          12/31/01       VALUE OF
                                      ----------------   $10,000
                                                SINCE    7/31/00-
                                      1 YEAR   7/31/00   12/31/01
                                      ------   -------   --------
Institutional Class(1)..............  2.07%    -0.40%    $ 9,943
Lipper Small-Cap Core Index.........  7.12%     6.20%    $10,890
Russell 2000 Index..................  2.49%    -0.23%    $ 9,967

1   Past performance is not indicative of future performance.
    The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     Small cap stocks significantly outperformed their large cap counterparts throughout 2001. The Russell 2000 Index was one of the few indexes with positive performance for the year. During the year, 5 out of 10 sectors within the Russell 2000 Index performed positively. The best performing sectors were consumer staples (up 29.4%) and consumer discretionary (up 25.1%). Energy and information technology were the two worst performing sectors, down 24.7% and 15.9% respectively.

     Some of the top stock performers in the Russell 2000 Index that achieved superior returns during the fiscal period were Hollywood Entertainment (up 1,244.9%), Mcafee (up 578.2%), and Pep Boys (up 391.8%). Some of the worst performers were Polaroid (down 94.2%) and Etoys (down 89.3%).

     As we look forward to 2002, the Fund's portfolio managers believe the small cap market may still be undervalued and could provide strong returns in the coming year. The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index.

*   Russell 2000 (R) Index is a service mark of Frank Russell
    Company.

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
Dean Foods Company                                 0.4%
Michael's Stores                                   0.3%
Ball Corporation                                   0.3%
Andrew Corporation                                 0.2%
IKON Office Solutions, Inc.                        0.2%
J.D. Edwards & Company                             0.2%
Alliant Techsystems Inc.                           0.2%
CBRL Group, Inc.                                   0.2%
Furniture Brands Int'l, Inc.                       0.2%
Lee Enterprises, Inc.                              0.2%

PORTFOLIO STATISTICS

                                                       FUND
                                                       -----
Price/Earnings Ratio                                    15.5
Price/Book Ratio                                         1.8
Wtd. Avg. Mkt. Cap ($ bil)                             535.7

SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financial Services                                     19.5%
Consumer Discretionary                                 18.5%
Technology                                             16.9%
Health Care                                            13.9%
Materials & Processing                                  8.8%
Producer Durables                                       7.9%
Utilities                                               4.0%
Other Energy                                            3.8%
Autos and Transportation                                3.4%
Consumer Staples                                        2.5%
Other                                                   0.7%
Integrated Oils                                         0.1%

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------

     For the twelve months ended December 31, 2001, the annualized total return of the Institutional Class of the American AAdvantage International Equity Index Fund was -22.1%, underperforming the Lipper International Index return of -19.3%.

             COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
                 FOR THE PERIOD FROM 7/31/00* THROUGH 12/31/01

                                    [GRAPH]

                                         7/00       12/00      12/01
 Institutional Class                    10,000.00  9,297.00   7,239.00
 P/EAFE Index                           10,000.00  9,338.00   7,321.00
 Lipper International Index             10,000.00  9,191.00   7,413.00

*   Inception of International Equity Index Fund

                                     ANNUALIZED TOTAL
                                          RETURNS
                                     -----------------
                                       PERIODS ENDED
                                         12/31/01        VALUE OF
                                     -----------------   $10,000
                                                SINCE    7/31/00-
                                     1 YEAR    7/31/00   12/31/01
                                     -------   -------   --------
Institutional Class(1).............  -22.14%   -20.39%    $7,239
P/EAFE Index.......................  -21.60%   -19.72%    $7,321
Lipper International Index.........  -19.34%   -19.05%    $7,413

1   Past performance is not indicative of future performance.
    The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     As of October 1, the Fund began tracking the MSCI Provisional EAFE Index. The benchmark's return for the year of -21.6% represents the MSCI EAFE Index through September 20, 2001 and the MSCI Provisional EAFE Index thereafter. The MSCI Provisional EAFE Index reflects the enhanced methodology being gradually introduced to the MSCI Standard EAFE Index. Beginning in June 2002, the restructuring will be complete and MSCI will retire the Provisional version of its EAFE Index.

     The year 2001 was a difficult period internationally, as nineteen out of the twenty-one markets in the MSCI EAFE Index posted negative returns. Countries which were most affected in the Index during the period were Finland (down 37.9%), Japan (down 29.4%), and Sweden (down 26.8%). The top performing countries were Australia (up 3.0%) and New Zealand (up 10.6%). At the end of the period, the MSCI EAFE Index's largest country allocations were the UK at 25.3%, Japan at 20.1% and France at 10.6%.

     From a sector perspective, all returns within the MSCI EAFE Index were negative during the fiscal period. Information technology was one of the most volatile sectors and also the worst performer (down 41.7%). Technology names held in the Index which were hardest hit during the period included Marconi (down 94.3%), Alcatel (down 81.2%), and Ericsson (down 51.9%). The two sectors least affected by the negative market conditions were energy (down 5.4%) and basic materials (down 8.8%).

     As we look forward to 2002, the Fund's portfolio managers believe that the EAFE economies, with the exception of Japan, appear set to rebound, but with a bit less enthusiasm than their U.S. counterpart. The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index.

TOP TEN HOLDINGS

                                               % OF EQUITIES
                                               -------------
BP Amoco PLC                                       2.7%
Vodafone Group PLC                                 2.7%
Glaxo Smith Kline PLC                              2.5%
Nokia Oyj                                          1.9%
Royal Dutch Petroleum Company                      1.7%
Novartis AG                                        1.7%
HSBC Holdings PLC                                  1.7%
Total Fina Elf SA                                  1.5%
Nestle SA                                          1.3%
AstraZeneca Group PLC                              1.2%

PORTFOLIO STATISTICS

                                                       FUND
                                                       ----
Price/Earnings Ratio                                   15.4
Price/Book Ratio                                        2.1
Wtd. Avg. Mkt. Cap ($ bil)                              6.5

PERFORMANCE OVERVIEW
AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS

                                                       FUND
                                                       -----
Financials                                             24.9%
Consumer Discretionary                                 13.7%
Health Care                                            10.3%
Industrials                                             9.2%
Telecommunication Services                              8.5%
Consumer Staples                                        8.0%
Information Technology                                  7.9%
Energy                                                  7.6%
Materials                                               5.4%
Utilities                                               4.5%

COUNTRY WEIGHTINGS

                         [COUNTRY WEIGHTINGS PIE CHART]

                                                       FUND
                                                       -----
UK                                                     28.2%
Japan                                                  19.5%
France                                                  9.6%
Switzerland                                             7.5%
Germany                                                 7.3%
Netherlands                                             5.8%
Australia                                               4.0%
Italy                                                   3.7%
Spain                                                   3.3%
Finland                                                 2.4%
Sweden                                                  2.2%
Hong Kong                                               1.7%
Belgium                                                 1.0%
Ireland                                                 1.0%
Singapore                                               0.8%
Denmark                                                 0.7%
Greece                                                  0.4%
Norway                                                  0.4%
Portugal                                                0.3%
Austria                                                 0.1%
New Zealand                                             0.1%

AMERICAN AADVANTAGE INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------
(in thousands, except share and per share amounts)

                                                                S&P 500     SMALL CAP    INTERNATIONAL
                                                                 INDEX        INDEX      EQUITY INDEX
                                                              -----------   ----------   -------------
ASSETS:
    Investment in Portfolio, at value.......................  $   285,045   $   11,747     $  3,760
    Receivable for fund shares sold.........................        1,742           56           15
                                                              -----------   ----------     --------
        TOTAL ASSETS........................................      286,787       11,803        3,775
                                                              -----------   ----------     --------

LIABILITIES:
    Payable for fund shares redeemed........................           50           --           --
    Accrued organization costs..............................            2           --           --
    Administrative service fees payable (Note 2)............           18           --           --
    Other liabilities.......................................          144           --            2
                                                              -----------   ----------     --------
        TOTAL LIABILITIES...................................          214           --            2
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   286,573   $   11,803     $  3,773
                                                              ===========   ==========     ========

ANALYSIS OF NET ASSETS:
    Paid-in capital.........................................  $   275,188   $   12,077     $  4,974
    Accumulated net realized loss...........................      (23,869)         (51)        (348)
    Unrealized net appreciation (depreciation) of
      investments and futures contracts.....................       35,254         (223)        (853)
                                                              -----------   ----------     --------
NET ASSETS..................................................  $   286,573   $   11,803     $  3,773
                                                              ===========   ==========     ========
SHARES OUTSTANDING (NO PAR VALUE):
    Institutional Class.....................................   16,278,455    1,205,643      533,657
                                                              ===========   ==========     ========
    PlanAhead Class.........................................    2,084,495          N/A          N/A
                                                              ===========   ==========     ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
    Institutional Class.....................................  $     15.62   $     9.79     $   7.07
                                                              ===========   ==========     ========
    PlanAhead Class.........................................  $     15.49          N/A          N/A
                                                              ===========   ==========     ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

STATEMENTS OF OPERATIONS
December 31, 2001
--------------------------------------------------------------------------------
(in thousands)

                                                              S&P 500    SMALL CAP   INTERNATIONAL
                                                               INDEX       INDEX     EQUITY INDEX
                                                              --------   ---------   -------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
    Income allocated from the State Street Equity 500 Index
      Portfolio.............................................  $  3,656     $  --         $  --
    Income allocated from the Master Small Cap Index
      Series................................................        --       111            --
    Income allocated from the Master International
      (Capitalization Weighted) Index Series................        --        --            60
                                                              --------     -----         -----
        TOTAL INVESTMENT INCOME ALLOCATED FROM PORTFOLIO....     3,656       111            60
                                                              --------     -----         -----
FUND EXPENSES:
    Administrative service fees (Note 2):
        Institutional Class.................................       131         4             2
        PlanAhead Class.....................................        33        --            --
    Transfer agency fees:
        Institutional Class.................................        50         1            --
        PlanAhead Class.....................................         7        --            --
    Professional fees.......................................        --         3             4
    Registration fees.......................................        26        --             1
    Service fees - PlanAhead Class (Note 2).................        18        --            --
    Other expenses..........................................        87         1             1
                                                              --------     -----         -----
        TOTAL FUND EXPENSES.................................       352         9             8
          Less reimbursement of fund expenses (Note 2)......        (5)       --            --
                                                              --------     -----         -----
        NET FUND EXPENSES...................................       347         9             8
                                                              --------     -----         -----
NET INVESTMENT INCOME.......................................     3,309       102            52
                                                              --------     -----         -----
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM
  PORTFOLIO:
    Net realized gain (loss) from investment transactions...   (12,420)       73          (292)
    Net realized loss from futures transactions.............    (1,183)       --            --
    Net change in unrealized appreciation or depreciation of
      investments and futures contracts.....................   (24,889)     (156)         (627)
                                                              --------     -----         -----
        NET GAIN ON INVESTMENTS.............................   (38,492)      (83)         (919)
                                                              --------     -----         -----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $(35,183)    $  19         $(867)
                                                              ========     =====         =====

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(in thousands)

                                                     S&P 500                   SMALL CAP               INTERNATIONAL EQUITY
                                                    INDEX FUND                INDEX FUND                    INDEX FUND
                                               --------------------   ---------------------------   ---------------------------
                                                    YEAR ENDED
                                                   DECEMBER 31,        YEAR ENDED    JULY 31, TO     YEAR ENDED    JULY 31, TO
                                               --------------------   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 2001       2000          2001           2000           2001           2000
                                               --------   ---------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.....................  $  3,309   $   5,900     $   102         $   20         $   52         $    8
   Net realized gain (loss) on investments
     and futures transactions................   (13,603)     (9,106)         73           (124)          (292)           (38)
   Change in net unrealized appreciation or
     depreciation of investments and futures
     contracts...............................   (24,889)    (26,263)       (156)           (67)          (627)          (226)
                                               --------   ---------     -------         ------         ------         ------
       NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS............   (35,183)    (29,469)         19           (171)          (867)          (256)
                                               --------   ---------     -------         ------         ------         ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income:
       Institutional Class...................    (2,958)     (6,000)       (101)           (20)           (47)            (8)
       PlanAhead Class.......................      (351)        (77)         --             --             --             --
   Net realized gain on investments:
       Institutional Class...................        --          --          --             --             --            (18)
   Tax Return of Capital:
       Institutional Class...................        (6)        (97)        (12)            --            (14)            (5)
       Plan Ahead Class......................        (1)         (1)         --             --             --             --
                                               --------   ---------     -------         ------         ------         ------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS...    (3,316)     (6,175)       (113)           (20)           (61)           (31)
                                               --------   ---------     -------         ------         ------         ------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sales of shares.............    85,065     240,196      11,033          4,557          2,196          4,484
   Reinvestments of dividends and
     distributions...........................     3,300       6,164         113             20             61             32
   Cost of shares redeemed...................   (90,241)   (458,586)     (3,369)          (266)        (1,098)          (687)
                                               --------   ---------     -------         ------         ------         ------
       NET INCREASE (DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS......    (1,876)   (212,226)      7,777          4,311          1,159          3,829
                                               --------   ---------     -------         ------         ------         ------
NET INCREASE (DECREASE) IN NET ASSETS........   (40,375)   (247,870)      7,683          4,120            231          3,542
                                               --------   ---------     -------         ------         ------         ------
NET ASSETS:
   Beginning of period.......................   326,948     574,818       4,120             --          3,542             --
                                               --------   ---------     -------         ------         ------         ------
   END OF PERIOD.............................  $286,573   $ 326,948     $11,803         $4,120         $3,773         $3,542
                                               ========   =========     =======         ======         ======         ======

                       See notes to financial statements.
--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund and the American AAdvantage International Equity Index Fund (each a "Fund" and collectively, the "Funds"), each a series of the Trust. The Institutional Classes of the Small Cap Index and the International Equity Index Funds commenced operations on July 31, 2000. The S&P 500 Index Fund commenced sale of a second class of shares of the Fund, designated as "PlanAhead Class" shares, on March 2, 1998. At that time, the existing shares of the Fund were redesignated as "Institutional Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Capitalization Weighted Index Series (each a "Portfolio" and collectively the "Portfolios") are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio.

                                                                           % OF PORTFOLIO
                                                                           HELD BY FUND AT
AMERICAN AADVANTAGE:             PORTFOLIOS:                              DECEMBER 31, 2001
--------------------             -----------                              -----------------
S&P 500 Fund                     State Street Equity 500 Index Portfolio        10.6%
Small Cap Index Fund             Master Small Cap Index Series                   6.4%
International Equity Index Fund  Master International Capitalization
                                 Weighted Index Series                           1.9%

     Prior to March 1, 2000, the S&P 500 Index Fund invested all of its investable assets in the BT Equity 500 Index Portfolio (the "BT Portfolio"). On March 1, 2000, the S&P 500 Index Fund withdrew its interest in the BT Portfolio. The Fund received a distribution of cash and securities from BT Portfolio with a market value equal to the Fund's investment in the BT Portfolio at the close of business on February 29, 2000, which totaled approximately $600,966,000. The S&P 500 Index Fund immediately contributed those securities to the State Street Equity 500 Index Portfolio, which commenced operations on March 1, 2000.

     The State Street Equity 500 Index Portfolio and the BT Portfolio have identical investment objectives and fundamental policies. State Street Bank and Trust Company receives an annualized advisory fee of 0.045% of the Portfolio's average daily net assets. Bankers Trust Company received an annualized advisory fee of 0.075% of the BT Portfolio's average daily net assets.

     The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     AMR Investment Services, Inc. (the Manager) is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2001
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the funds.

  Valuation of Investments

     Valuation of securities by the Portfolio is discussed in the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  Investment Income

     The Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized and unrealized gains (losses) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

  Dividends

     Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will be declared and paid quarterly. Distributions of net realized capital gains earned by the Funds, if any, will be paid annually. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

     The tax character of distributions during the fiscal year ended December 31, 2000 and December 31, 2001 were as follows:

                                             S&P 500 INDEX              SMALL CAP INDEX         INTERNATIONAL EQUITY INDEX
                                        -----------------------   ---------------------------   ---------------------------
                                              YEAR ENDED
                                             DECEMBER 31,          YEAR ENDED    JULY 31, TO     YEAR ENDED    JULY 31, TO
                                        -----------------------   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                           2001         2000          2001           2000           2001           2000
                                        ----------   ----------   ------------   ------------   ------------   ------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
       Institutional Class............  $2,957,103   $6,000,502     $100,660       $20,052        $46,646        $26,872
       Plan Ahead Class...............     351,582       76,841
                                        ----------   ----------     --------       -------        -------        -------
TOTAL TAXABLE DISTRIBUTIONS...........   3,308,688    6,077,343      100,660        20,052         38,099         31,872
                                        ----------   ----------     --------       -------        -------        -------
   TAX RETURN OF CAPITAL
       Institutional Class............       6,520       97,050       12,226            --         14,014          5,000
       Plan Ahead Class...............         841        1,335           --            --             --             --
                                        ----------   ----------     --------       -------        -------        -------
TOTAL DISTRIBUTIONS PAID..............  $3,316,048   $6,175,728     $112,886       $20,052        $60,660        $31,872
                                        ==========   ==========     ========       =======        =======        =======

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2001
--------------------------------------------------------------------------------

     As of December 31, 2001 the components of accumulated earnings/(deficit) on a tax basis were as follows:

ACCUMULATED CAPITAL LOSSES..................................  $(11,031,673)*   $ (63,345)*   $  (412,776)*
UNREALIZED APPRECIATION/(DEPRECIATION)......................    22,416,673**    (210,655)**     (788,224)**
                                                              ------------     ---------     -----------
TOTAL ACCUMULATED EARNING/(DEFICIT).........................  $ 11,385,000     $(274,000)    $(1,201,000)
                                                              ============     =========     ===========

---------------

(*) On December 31, 2001, the Funds have a net capital loss carryforward of approximately $11,031,673, $63,345, and $388,080, respectfully, which will expire in years 2005 through 2009. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the International Equity Index Fund deferred to January 1, 2002, post October capital losses of $3,728 and Post October currency losses of $20,968.

(**)The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses foreign investment companies. on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, the difference between book and tax amortization for premium and market discount, and the realization for tax purposes of unrealized gains/(losses) on investment in passive foreign investment companies.

  Federal Income and Excise Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required. The S&P 500 Index Fund has a capital loss carryforward of $11,031,673 which expires in years 2005-2009. The Small Cap Index Fund has a capital loss carryforward of $63,345 which expires in 2008, and the International Equity Index Fund has a capital loss carryforward of $388,080 which expires in 2009.

  Deferred Organization Expenses

     Expenses incurred by the S&P 500 Index Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

  Expenses

     Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2001
--------------------------------------------------------------------------------

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

2.   FEES AND TRANSACTIONS WITH AFFILIATES

  Administrative Services Agreement

     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of ..05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund, and Small Cap Index Fund and an annualized fee of .30% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund. The Manager has contractually agreed to reimburse the Fund for other expenses through December 31, 2001 to the extent that total annual fund operating expenses exceed 0.55% of the average daily net assets of the PlanAhead Class of the S&P 500 Index Fund, 0.50% of the average daily net assets of the Institutional Class of the Small Cap Index Fund, and 0.60% of the average daily net assets of the Institutional Class of the International Equity Index Fund.

  Services Agreement

     The Manager and the trust entered into a Service Agreement which obligates the Manager to oversee additional shareholder servicing of the PlanAhead Class of the S&P 500 Index Fund. As compensation for performing the duties required under the Service Agreement, the Manager receives 0.25% based on the daily net assets of the PlanAhead Class of the S&P 500 Index Fund.

  Other

     Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2001, the cost of air transportation for the trustees was not material to any of the Funds. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

     At December 31, 2001, AMR Corporation and subsidiary companies and Employee Benefit Trusts thereof owned 88.6% of the Institutional Class of the S&P 500 Index Fund and 100% of the Institutional Class of both the Small Cap Index and International Equity Index Funds.

  Reimbursement of Expenses

     For the period ended December 31, 2001, the Manager reimbursed expenses totaling $5,209 to the S&P 500 Index Fund.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS

December 31, 2001
--------------------------------------------------------------------------------

3.   CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares of the Funds:

S&P 500 INDEX FUND

                                       FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                        DECEMBER 31, 2001            DECEMBER 31, 2000
                                    -------------------------   ---------------------------
INSTITUTIONAL CLASS                   SHARES        AMOUNT        SHARES         AMOUNT
-------------------                 ----------   ------------   -----------   -------------
Shares sold.......................   3,229,559   $ 52,054,938    12,230,942   $ 237,353,660
Reinvestment of dividends.........     192,250      2,963,621       311,238       6,097,551
Shares redeemed...................  (5,034,456)   (82,967,952)  (23,011,486)   (455,301,963)
                                    ----------   ------------   -----------   -------------
Net decrease in capital shares
  outstanding.....................  (1,612,647)  $(27,949,393)  (10,469,306)  $(211,850,752)
                                    ==========   ============   ===========   =============

                                             FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                              DECEMBER 31, 2001        DECEMBER 31, 2000
                                           -----------------------   ----------------------
PLANAHEAD CLASS                             SHARES       AMOUNT       SHARES      AMOUNT
---------------                            ---------   -----------   --------   -----------
Shares sold..............................  2,236,830   $33,010,414    144,315   $ 2,841,721
Reinvestment of dividends................     21,841       336,773      3,427        66,384
Shares redeemed..........................   (460,081)   (7,273,081)  (168,691)   (3,283,724)
                                           ---------   -----------   --------   -----------
Net increase (decrease) in capital shares
  outstanding............................  1,798,590   $26,074,106    (20,949)  $  (375,619)
                                           =========   ===========   ========   ===========

SMALL CAP INDEX FUND

                                               FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                DECEMBER 31, 2001       DECEMBER 31, 2000
                                             -----------------------   --------------------
INSTITUTIONAL CLASS                           SHARES       AMOUNT      SHARES      AMOUNT
-------------------                          ---------   -----------   -------   ----------
Shares sold................................  1,144,180   $11,033,228   450,818   $4,557,388
Reinvestment of dividends..................     12,000       112,861     2,238       20,052
Shares redeemed............................   (375,732)   (3,369,302)  (27,861)    (266,430)
                                             ---------   -----------   -------   ----------
Net increase in capital shares
  outstanding..............................    780,448   $ 7,776,787   425,195   $4,331,010
                                             =========   ===========   =======   ==========

INTERNATIONAL EQUITY INDEX FUND

                                                FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                DECEMBER 31, 2001       DECEMBER 31, 2000
                                              ----------------------   --------------------
INSTITUTIONAL CLASS                            SHARES      AMOUNT      SHARES      AMOUNT
-------------------                           --------   -----------   -------   ----------
Shares sold.................................   277,583   $ 2,196,052   454,294   $4,485,002
Reinvestment of dividends...................     8,848        60,660     3,589       31,872
Shares redeemed.............................  (137,247)   (1,098,356)  (73,411)    (686,995)
                                              --------   -----------   -------   ----------
Net increase in capital shares
  outstanding...............................   149,184   $ 1,158,356   384,472   $3,829,879
                                              ========   ===========   =======   ==========

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                            INSTITUTIONAL CLASS
                                          --------------------------------------------------------
                                                          YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------
                                            2001       2000(B)         1999       1998      1997
                                          --------     --------      --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD....  $  17.99     $  20.05      $  16.78   $  13.16   $ 10.00
                                          --------     --------      --------   --------   -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...............      0.20         0.23          0.19       0.16      0.14
    Net realized and unrealized gain
      (loss) on investments and futures
      transactions......................     (2.38)       (2.05)         3.27       3.62      3.16
                                          --------     --------      --------   --------   -------
    Total from investment operations....     (2.18)       (1.82)         3.46       3.78      3.30
                                          --------     --------      --------   --------   -------
LESS DISTRIBUTIONS:
    Dividends from net investment
      income............................     (0.19)(C)    (0.24)(C)     (0.19)     (0.16)    (0.14)
                                          --------     --------      --------   --------   -------
    Total distributions.................     (0.19)       (0.24)        (0.19)     (0.16)    (0.14)
                                          --------     --------      --------   --------   -------
NET ASSET VALUE, END OF PERIOD..........  $  15.62     $  17.99      $  20.05   $  16.78   $ 13.16
                                          ========     ========      ========   ========   =======
TOTAL RETURN............................   (12.12%)      (9.15%)       20.70%     28.87%    33.09%
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in
      thousands)........................  $254,289     $321,805      $568,645   $100,870   $ 7,862
    Ratios to average net assets
      (annualized):(A)
         Net investment income..........     1.22%        1.09%         1.28%      1.41%     1.61%
         Expenses.......................     0.15%        0.16%         0.17%      0.20%     0.20%
         Decrease reflected in above
           expense ratio due to
           absorption of expenses by
           State Street Bank, BT Alex
           Brown, and AMR Investment
           Services, Inc. ..............     0.00%        0.00%         0.00%      0.06%     0.43%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Portfolio prior to March 1, 2000, and the State Street Bank Equity 500 Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                          PLANAHEAD CLASS
                                                           ---------------------------------------------
                                                              YEAR ENDED DECEMBER 31,       MARCH 2, TO
                                                           ------------------------------   DECEMBER 31,
                                                            2001       2000(B)      1999        1998
                                                           -------     -------     ------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $ 17.99     $20.12      $16.83      $14.27
                                                           -------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income................................     0.14       0.13        0.15        0.08
    Net realized and unrealized gain (loss) on
      investments and futures transactions...............    (2.39)     (2.00)       3.25        2.56
                                                           -------     ------      ------      ------
Total from investment operations.........................    (2.25)     (1.87)       3.40        2.64
                                                           -------     ------      ------      ------
LESS DISTRIBUTIONS:
    Dividends from net investment income.................    (0.25)(C)  (0.26)(C)   (0.11)      (0.08)
                                                           -------     ------      ------      ------
    Total distributions..................................    (0.25)     (0.26)      (0.11)      (0.08)
                                                           -------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD...........................  $ 15.49     $17.99      $20.12      $16.83
                                                           =======     ======      ======      ======
TOTAL RETURN.............................................  (12.48%)    (9.38%)     20.24%      18.58%(D)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands).............  $32,284     $5,143      $6,173      $1,963
    Ratios to average net assets (annualized):(A)
         Net investment income...........................    0.89%      0.66%       0.91%       1.04%
         Expenses........................................    0.56%      0.54%       0.55%       0.55%
         Decrease reflected in above expense ratio due to
           absorption of expenses by State Street Bank,
           BT Alex Brown and AMR Investment Services,
           Inc...........................................    0.05%      0.16%       0.17%       0.24%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Portfolio prior to March 1, 2000, and the State Street Bank Equity 500 Portfolio thereafter.

(B) On March 1, 2000, the Fund invested all of its investable assets in the State Street Bank Equity 500 Portfolio. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Portfolio.

(C) Includes a tax return of capital distribution which amounted to less than $0.01 per share.

(D) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                  INSTITUTIONAL CLASS
                                                              ---------------------------
                                                               YEAR ENDED     JULY 31 TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2001           2000
                                                              ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $  9.69        $ 10.00
                                                                -------        -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...................................       0.09           0.05
    Net realized and unrealized gain (loss) on
      investments...........................................       0.11          (0.31)
                                                                -------        -------
Total from investment operations............................       0.20          (0.26)
                                                                -------        -------
LESS DISTRIBUTIONS:
    Dividends from net investment income....................      (0.09)         (0.05)
    Tax return of capital...................................      (0.01)            --
                                                                -------        -------
    Total distributions.....................................      (0.10)         (0.05)
                                                                -------        -------
NET ASSET VALUE, END OF PERIOD..............................    $  9.79        $  9.69
                                                                =======        =======
TOTAL RETURN................................................      2.07%         (2.59%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................    $11,803        $ 4,120
    Ratios to average net assets (annualized):(A)
         Net investment income..............................      1.36%          1.61%
         Expenses...........................................      0.19%          0.50%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc....................................      0.00%          0.46%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INTERNATIONAL EQUITY INDEX FUND

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                  INSTITUTIONAL CLASS
                                                              ---------------------------
                                                               YEAR ENDED     JULY 31 TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2001           2000
                                                              ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   9.21       $ 10.00
                                                                --------       -------
INCOME FROM INVESTMENT OPERATIONS:(A)
    Net investment income...................................        0.10          0.02
    Net realized and unrealized gain (loss) on
      investments...........................................       (2.12)        (0.72)
                                                                --------       -------
Total from investment operations............................       (2.02)        (0.70)
                                                                --------       -------
LESS DISTRIBUTIONS:
    Dividends from net investment income....................       (0.09)        (0.03)
    Distributions from net realized gain on investments.....          --         (0.05)
    Tax return of capital...................................       (0.03)        (0.01)
                                                                --------       -------
    Total distributions.....................................       (0.12)        (0.09)
                                                                --------       -------
NET ASSET VALUE, END OF PERIOD..............................    $   7.07       $  9.21
                                                                ========       =======
TOTAL RETURN................................................     (22.14%)       (7.03%)(B)
RATIOS AND SUPPLEMENTAL DATA:
    Net Assets, end of period (in thousands)................    $  3,773       $ 3,542
    Ratios to average net assets (annualized):(A)
         Net investment income..............................       1.49%         0.63%
         Expenses...........................................       0.29%         0.60%
         Decrease reflected in above expense ratio due to
           absorption of expenses by AMR Investment
           Services, Inc....................................       0.00%         1.52%

---------------

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International (Capitalization Weighted) Index Series.

(B) Not annualized.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
American AAdvantage S&P 500 Index Fund
American AAdvantage Small Cap Index Fund
American AAdvantage International Equity Index Fund

     We have audited the accompanying statements of assets and liabilities of the American AAdvantage S&P 500 Index Fund, the American AAdvantage Small Cap Index Fund, and the American AAdvantage International Equity Index Fund (collectively, "the Funds") (separate funds comprising the American AAdvantage Funds), as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the American AAdvantage S&P 500 Index Fund for each of the three years in the period ended December 31, 1999 were audited by other auditors whose report dated February 11, 2000 expressed an unqualified opinion on those statements.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian or other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective American AAdvantage Funds at December 31, 2001, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Dallas, Texas
February 14, 2002

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (a)
--------------------------------------------------------------------------------

                                 3/1/2000    6/30/2000    12/31/2000   6/30/2001   12/31/2001
                                ----------   ----------   ----------   ---------   ----------
Equity 500 Index Portfolio....  $10,000.00   $10,683.00   $ 9,759.00   $9,090.00   $ 8,587.00
S&P 500 Index(b)..............  $10,000.00   $10,686.00   $ 9,755.00   $9,102.00   $ 8,597.00

                           INVESTMENT PERFORMANCE (a)
                     FOR THE PERIOD ENDED DECEMBER 31, 2001

                                                                               TOTAL RETURN
                                                      TOTAL RETURN       AVERAGE ANNUALIZED SINCE
                                                        ONE YEAR        COMMENCEMENT OF OPERATIONS
                                                    DECEMBER 31, 2001         MARCH 1, 2000
                                                    -----------------   --------------------------
State Street Equity 500 Index Portfolio...........       -11.94%                  -7.95%
S&P 500 Index (b).................................       -11.89%                  -7.92%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
COMMON STOCKS - 97.4%
AEROSPACE - 1.2%
Boeing Co......................    209,746   $    8,134
General Dynamics Corp..........     50,173        3,996
Lockheed Martin Corp...........    108,252        5,052
Northrop Grumman Corp..........     27,324        2,755
Raytheon Co....................     96,277        3,126
Rockwell Collins...............     44,787          873
United Technologies Corp.......    118,701        7,672
                                             ----------
                                                 31,608
                                             ----------

BASIC INDUSTRIES - 3.2%
Air Products & Chemicals,
  Inc..........................     57,785        2,711
Alcan Inc......................     80,834        2,904
Alcoa, Inc.....................    217,527        7,733
Allegheny Technologies, Inc....     19,254          323
Goodrich Co....................     25,267          673
Barrick Gold Corp..............    131,110        2,091
Bemis Co., Inc.................     12,953          637
Boise Cascade Corp.............     13,566          461
Dow Chemical Co................    226,153        7,639
Du Pont (E.I.) de Nemours &
  Co...........................    256,729       10,914
Eastman Chemical Co............     18,907          738
Engelhard Corp.................     32,024          886
Freeport-McMoRan Copper & Gold,
  Inc. Class B (a).............     35,271          472
Great Lakes Chemical Corp......     11,827          287
Hercules, Inc..................     26,442          264
Illinois Tool Works, Inc.......     75,954        5,144
Inco, Ltd. (a).................     44,587          755
International Paper Co.........    120,702        4,870
Kimberly-Clark Corp............    134,188        8,024
Mead Corp......................     24,259          749
Minnesota Mining &
  Manufacturing Co.............     98,644       11,661
Newmont Mining Corp............     47,885          915
Nucor Corp.....................     19,032        1,008
Phelps Dodge Corp..............     19,228          623
Placer Dome, Inc...............     80,275          876
PPG Industries, Inc............     42,795        2,213
Praxair, Inc...................     41,225        2,278
Rohm & Haas Co.................     56,613        1,961
Sealed Air Corp. (a)...........     20,518          838
Sigma Aldrich Corp.............     18,560          731
Temple-Inland, Inc.............     12,037          683
USX-U.S. Steel Group...........     21,730          394
Waters Corp. (a)...............     32,500        1,259
Westvaco Corp..................     24,718          703
Willamette Industries, Inc.....     28,178        1,469
Worthington Industries, Inc....     20,912          297
                                             ----------
                                                 86,184
                                             ----------

CAPITAL GOODS - 6.1%
Allied Waste Industries, Inc.
  (a)..........................     48,268          679
Ball Corp......................      6,738          476
Boston Scientific Corp. (a)....    101,921        2,458
Caterpillar, Inc...............     86,199        4,504
Cooper Industries, Inc.........     22,908          800

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Crane Co.......................     14,647   $      376
Cummins Inc....................      9,890          381
Deere & Co.....................     59,606        2,602
Dover Corp.....................     49,823        1,847
Emerson Electric Co............    106,838        6,101
General Electric Co............  2,484,757       99,589
Grainger W.W., Inc.............     23,150        1,111
HCA Inc........................    134,037        5,166
Ingersoll-Rand Co..............     41,233        1,724
ITT Industries, Inc............     21,483        1,085
Johnson Controls, Inc..........     21,243        1,715
Millipore Corp.................     11,482          697
Pall Corp......................     29,558          711
Parker-Hannifin Corp...........     28,642        1,315
TRW, Inc.......................     30,592        1,133
Tyco International, Ltd........    499,640       29,429
                                             ----------
                                                163,899
                                             ----------

CONSUMER BASICS - 20.6%
Abbott Laboratories............    386,670       21,557
Aetna, Inc.....................     34,848        1,150
Albertson's, Inc...............    101,943        3,210
Allergan, Inc..................     33,393        2,506
American Home Products Corp....    328,085       20,131
AmerisourceBergen Corp.........     25,177        1,600
Amgen, Inc. (a)................    261,968       14,783
Archer-Daniels-Midland Co......    168,429        2,417
Bard (C.R.), Inc...............     12,459          804
Bausch & Lomb, Inc.............     12,986          489
Baxter International, Inc......    149,305        8,007
Becton, Dickinson & Co.........     66,045        2,189
Biogen, Inc. (a)...............     38,140        2,187
Biomet, Inc....................     68,994        2,132
Black & Decker Corp............     19,888          750
Bristol-Myers Squibb Co........    485,391       24,755
Campbell Soup Co...............    102,853        3,072
Cardinal Health, Inc...........    112,439        7,270
Chiron Corp. (a)...............     48,258        2,116
Clorox Co......................     60,546        2,395
Coca-Cola Co...................    621,456       29,302
Coca-Cola Enterprises, Inc.....    114,392        2,167
Colgate-Palmolive Co...........    141,406        8,166
ConAgra, Inc...................    135,227        3,214
Corning, Inc...................    236,387        2,109
Costco Wholesale Corp. (a).....    112,399        4,988
CVS Corp.......................     99,971        2,959
Forest Laboratories, Inc.
  (a)..........................     44,340        3,634
General Mills, Inc.............     91,140        4,740
Genzyme Corp. (a)..............     52,800        3,161
Gillette Co....................    265,063        8,853
H.J. Heinz Co..................     87,607        3,602
Health Management Associates,
  Inc. Class A (a).............     60,500        1,113
HEALTHSOUTH Corp. (a)..........     95,409        1,414
Hershey Foods Corp.............     34,995        2,369
Humana, Inc. (a)...............     41,643          491
Immunex Corp. (a)..............    134,400        3,724
Johnson & Johnson..............    768,144       45,397
Kellogg Co.....................    102,258        3,078

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
King Pharmaceuticals, Inc.
  (a)..........................     61,991   $    2,612
Kroger Co. (a).................    202,219        4,220
Lilly (Eli) & Co...............    280,661       22,043
Manor Care, Inc. (a)...........     25,234          598
McKesson HBOC, Inc.............     72,247        2,702
MedImmune, Inc. (a)............     54,540        2,528
Medtronic, Inc.................    303,708       15,553
Merck & Co., Inc...............    569,639       33,495
Pactiv Corp. (a)...............     38,859          690
Pepsi Bottling Group, Inc......     70,348        1,653
PepsiCo, Inc...................    441,333       21,489
Pfizer, Inc....................  1,578,779       62,914
Pharmacia Inc..................    326,990       13,946
Philip Morris Cos., Inc........    542,575       24,877
Procter & Gamble Co............    323,496       25,598
Safeway, Inc. (a)..............    125,944        5,258
Sara Lee Corp..................    196,465        4,368
Schering-Plough Corp...........    364,781       13,063
Snap-On Inc....................     14,086          474
St. Jude Medical, Inc. (a).....     21,031        1,633
Stanley Works..................     20,925          975
Stryker Corp...................     49,713        2,902
SYSCO Corp.....................    168,121        4,408
Tenet Healthcare Corp. (a).....     80,949        4,753
Tupperware Corp................     14,177          273
Unilever NV ADR................    144,038        8,298
UnitedHealth Group, Inc........     79,090        5,597
UST Inc........................     39,952        1,398
Watson Pharmaceuticals, Inc.
  (a)..........................     25,946          815
Wellpoint Health Networks, Inc.
  (a)..........................     15,516        1,813
Winn-Dixie Stores, Inc.........     34,369          490
Wrigley Wm., Jr. Co............     56,972        2,927
Zimmer Holdings, Inc. (a)......     47,552        1,452
                                             ----------
                                                553,816
                                             ----------

CONSUMER DURABLES - 1.5%
AutoZone, Inc. (a).............     28,940        2,078
Avery Dennison Corp............     26,993        1,526
Best Buy Co. (a)...............     52,740        3,928
Cooper Tire & Rubber Co........     17,774          284
Dana Corp......................     36,253          503
Danaher Corp...................     36,519        2,203
Delphi Automotive Systems
  Corp.........................    144,065        1,968
Eaton Corp.....................     16,858        1,254
Ford Motor Co..................    461,071        7,248
General Motors Corp............    138,431        6,728
Genuine Parts Co...............     42,126        1,546
Goodyear Tire & Rubber Co......     38,927          927
Harley-Davidson, Inc...........     76,002        4,128
Leggett & Platt, Inc...........     48,057        1,105
Maytag Corp....................     18,639          578
PACCAR, Inc....................     18,702        1,227
Pitney Bowes, Inc..............     63,182        2,376
Visteon Corp...................     32,015          482

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Whirlpool Corp.................     16,357   $    1,199
                                             ----------
                                                 41,288
                                             ----------

CONSUMER NON-DURABLES - 7.2%
Adolph Coors Co. Class B.......      9,137          488
Alberto Culver Co. Class B.....     13,882          621
Anheuser-Busch Cos., Inc.......    225,433       10,192
Avon Products, Inc.............     60,017        2,791
Bed Bath & Beyond, Inc. (a)....     73,890        2,505
Big Lots, Inc. (a).............     27,718          288
Brown-Forman Corp., Class B....     16,755        1,049
Brunswick Corp.................     21,087          459
Circuit City Stores, Inc.......     50,967        1,323
Dillard's, Inc. Class A........     20,867          334
Dollar General Corp............     80,996        1,207
Eastman Kodak Co...............     74,233        2,185
Family Dollar Stores, Inc......     42,046        1,261
Federated Department Stores,
  Inc. (a).....................     48,402        1,980
Fortune Brands, Inc............     37,451        1,483
Gap, Inc.......................    216,555        3,019
Hasbro, Inc....................     42,201          685
Home Depot, Inc................    586,861       29,936
International Flavors &
  Fragrances, Inc..............     23,416          696
JC Penney & Co., Inc...........     64,443        1,733
Jones Apparel Group, Inc.
  (a)..........................     30,400        1,008
Kmart Corp. (a)................    119,971          655
Kohl's Corp. (a)...............     83,097        5,853
Limited, Inc...................    104,377        1,536
Liz Claiborne, Inc.............     12,837          639
Lowe's Cos., Inc...............    193,777        8,993
Mattel, Inc....................    110,705        1,904
May Department Stores Co.......     75,782        2,802
Newell Rubbermaid, Inc.........     65,258        1,799
NIKE, Inc. Class B.............     68,265        3,839
Nordstrom, Inc.................     32,817          664
Office Depot, Inc. (a).........     72,917        1,352
Radioshack Corp................     45,410        1,367
Reebok International, Ltd.
  (a)..........................     14,236          377
Sears Roebuck & Co.............     82,609        3,935
Staples, Inc. (a)..............    117,246        2,192
Starbucks Corp. (a)............     93,094        1,773
SuperValu, Inc.................     32,230          713
Target Corp....................    226,533        9,299
Tiffany & Co...................     35,787        1,126
TJX Cos., Inc..................     71,119        2,835
Toys "R" Us, Inc. (a)..........     48,352        1,003
V.F. Corp......................     27,272        1,064
Wal-Mart Stores, Inc...........  1,118,127       64,348
Walgreen Co....................    255,876        8,613
                                             ----------
                                                193,924
                                             ----------

CONSUMER SERVICES - 1.5%
AMR Corp. (a)..................     37,676          835
Carnival Corp..................    147,023        4,128
Convergys Corp. (a)............     41,870        1,570
Darden Restaurants, Inc........     28,948        1,025
Delta Air Lines, Inc...........     30,149          882

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Harrah's Entertainment, Inc.
  (a)..........................     28,675   $    1,061
Hilton Hotels Corp.............     90,327          986
Marriott International, Inc.
  Class A......................     62,392        2,536
McDonald's Corp................    325,064        8,604
Sabre Holdings Corp. Class A
  (a)..........................     32,561        1,379
Sapient Corp. (a)..............     30,093          232
Southwest Airlines Co..........    191,746        3,544
Starwood Hotels & Resorts
  Worldwide, Inc. Class B......     48,648        1,452
Tricon Global Restaurants, Inc.
  (a)..........................     35,996        1,771
USAirways Group, Inc. (a)......     16,397          104
Walt Disney Co.................    510,552       10,579
Wendy's International, Inc.....     27,786          811
                                             ----------
                                                 41,499
                                             ----------

ELECTRICAL EQUIPMENT - 0.6%
American Power Conversion Corp.
  (a)..........................     46,956          680
CIENA Corp. (a)................     80,131        1,146
Molex, Inc.....................     47,811        1,480
Power-One, Inc. (a)............     18,992          197
Tektronix, Inc. (a)............     22,917          591
Texas Instruments, Inc.........    436,351       12,218
Thomas & Betts Corp............     14,222          301
                                             ----------
                                                 16,613
                                             ----------
ELECTRONICS - 2.0%
Agilent Technologies, Inc.
  (a)..........................    115,750        3,300
Altera Corp. (a)...............     98,227        2,085
Analog Devices, Inc. (a).......     90,307        4,009
Applied Micro Circuits Corp.
  (a)..........................     73,616          833
Broadcom Corp. (a).............     65,766        2,688
Conexant Systems, Inc. (a).....     60,517          869
JDS Uniphase Corp. (a).........    331,935        2,878
KLA Tencor Corp. (a)...........     47,505        2,353
Lexmark International Group,
  Inc. Class A (a).............     31,409        1,853
Linear Technology Corp.........     79,934        3,114
Maxim Integrated Products, Inc.
  (a)..........................     82,040        4,307
Novellus Systems, Inc. (a).....     34,858        1,375
NVIDIA Corp. (a)...............     35,900        2,402
QLogic Corp. (a)...............     22,610        1,006
QUALCOMM, Inc. (a).............    190,037        9,591
Sanmina Corp. (a)..............    130,431        2,594
Solectron Corp. (a)............    205,046        2,313
Teradyne, Inc. (a).............     42,677        1,286
Vitesse Semiconductor Corp.
  (a)..........................     44,943          559
Xilinx, Inc. (a)...............     83,790        3,272
                                             ----------
                                                 52,687
                                             ----------

ENERGY - 6.7%
Amerada Hess Corp..............     21,845        1,365
Anadarko Petroleum Corp........     63,013        3,582
Apache Corp....................     33,749        1,683
Ashland, Inc...................     16,903          779

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Baker Hughes, Inc..............     85,078   $    3,103
Burlington Resources, Inc......     54,922        2,062
Calpine Corp. (a)..............     73,121        1,228
ChevronTexaco Corp.............    266,181       23,853
Conoco, Inc....................    156,163        4,419
Constellation Energy Group.....     40,071        1,064
Devon Energy Corp..............     31,737        1,227
El Paso Corp...................    128,707        5,742
EOG Resources, Inc.............     28,348        1,109
ExxonMobil Corp................  1,712,989       67,320
Halliburton Co.................    109,842        1,439
Kerr-McGee Corp................     24,514        1,343
Kinder Morgan, Inc.............     28,015        1,560
McDermott International, Inc.
  (a)..........................     15,030          184
Mirant Corp. (a)...............     87,159        1,396
Nabors Industries, Inc. (a)....     35,923        1,233
Noble Drilling Corp. (a).......     32,874        1,119
Occidental Petroleum Corp......     94,730        2,513
Phillips Petroleum Co..........     94,565        5,699
Progress Energy, Inc...........     55,577        2,503
Rowan Cos., Inc. (a)...........     23,121          448
Royal Dutch Petroleum Co. ADR..    535,624       26,256
Schlumberger, Ltd..............    144,570        7,944
Sempra Energy..................     50,480        1,239
Sunoco, Inc....................     20,548          767
Transocean Sedco Forex, Inc....     81,421        2,754
Unocal Corp....................     62,485        2,254
Marathon Oil Corp..............     79,119        2,374
                                             ----------
                                                181,561
                                             ----------

FINANCE - 17.9%
AFLAC, Inc.....................    132,283        3,249
Allstate Corp..................    183,002        6,167
Ambac Financial Group, Inc.....     25,934        1,501
American Express Co............    334,389       11,934
American International Group,
  Inc..........................    655,103       52,015
AmSouth Bancorp................     90,702        1,714
AON Corp.......................     67,027        2,381
Bank of America Corp...........    393,997       24,802
Bank of New York Co., Inc......    185,475        7,567
Bank One Corp..................    292,517       11,423
BB&T Corp......................    110,151        3,978
Bear Stearns Cos., Inc.........     22,623        1,327
Capital One Financial Corp.....     52,821        2,850
Charter One Financial, Inc.....     53,146        1,443
Chubb Corp.....................     44,088        3,042
CIGNA Corp.....................     37,735        3,496
Cincinnati Financial Corp......     39,400        1,503
Citigroup, Inc.................  1,288,365       65,037
Comerica, Inc..................     45,721        2,620
Concord EFS, Inc. (a)..........    121,186        3,973
Conseco, Inc. (a)..............     82,732          369
Countrywide Credit Industries,
  Inc..........................     28,997        1,188
Equifax, Inc...................     35,030          846
Equity Office Properties
  Trust........................    102,500        3,083

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Equity Residential Properties
  Trust........................     65,700   $    1,886
Fannie Mae.....................    249,719       19,853
Federal Home Loan Mortgage
  Corp.........................    175,055       11,449
Fifth Third Bancorp............    144,660        8,908
Fiserv, Inc. (a)...............     48,046        2,033
FleetBoston Financial Corp.....    261,731        9,553
Franklin Resources, Inc........     67,123        2,367
Golden West Financial Corp.....     40,775        2,400
Hartford Financial Services
  Group, Inc...................     59,600        3,745
Household International
  Corp.........................    117,002        6,779
Huntington Bancshares, Inc.....     61,483        1,056
J.P. Morgan Chase & Co.........    495,481       18,011
Jefferson-Pilot Corp...........     37,271        1,725
John Hancock Financial
  Services, Inc................     77,700        3,209
KeyCorp........................    107,815        2,624
Lehman Brothers Holdings,
  Inc..........................     61,645        4,118
Lincoln National Corp..........     48,139        2,338
Loews Corp.....................     49,932        2,765
Marsh & McLennan Cos., Inc.....     69,446        7,462
MBIA, Inc......................     36,329        1,948
MBNA Corp......................    214,883        7,564
Mellon Financial Corp..........    119,279        4,487
Merrill Lynch & Co., Inc.......    210,689       10,981
MetLife, Inc...................    186,984        5,924
MGIC Investment Corp...........     26,245        1,620
Moody's Corp...................     38,620        1,539
Morgan Stanley Dean Witter &
  Co...........................    274,605       15,361
National City Corp.............    150,153        4,391
Northern Trust Corp............     56,077        3,377
Paychex, Inc...................     94,040        3,295
PNC Financial Services, Group
  Inc..........................     72,256        4,061
Progressive Corp...............     18,694        2,791
Providian Financial Corp.......     69,919          248
Regions Financial Corp.........     55,690        1,673
SAFECO Corp....................     31,298          975
Schwab (Charles) Corp..........    346,052        5,353
SouthTrust Corp................     87,210        2,146
St. Paul Cos., Inc.............     54,429        2,393
State Street Corp..............     81,726        4,270
Stilwell Financial, Inc........     53,659        1,461
SunTrust Banks, Inc............     72,950        4,574
Synovus Financial Corp.........     71,060        1,780
T. Rowe Price Group, Inc.......     30,016        1,043
Torchmark Corp.................     30,751        1,210
U.S. Bancorp...................    488,575       10,226
Union Planters Corp............     33,600        1,516
UnumProvident Corp.............     59,112        1,567
USA Education, Inc.............     41,015        3,446
Wachovia Corp..................    340,838       10,689
Washington Mutual, Inc.........    221,475        7,242
Wells Fargo Co.................    428,381       18,613

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
XL Capital, Ltd. Class A.......     33,650   $    3,074
Zions Bancorp..................     22,561        1,186
                                             ----------
                                                481,813
                                             ----------

GENERAL BUSINESS - 2.9%
American Greetings Corp. Class
  A............................     15,574          215
Automatic Data Processing,
  Inc..........................    156,874        9,240
Cendant Corp. (a)..............    243,621        4,777
Cintas Corp....................     41,428        1,989
Clear Channel Communications,
  Inc. (a).....................    148,922        7,582
Comcast Corp. Special Class A
  (a)..........................    237,415        8,547
Computer Sciences Corp. (a)....     43,297        2,121
Deluxe Corp....................     17,307          720
Dow Jones & Co., Inc...........     21,109        1,155
Ecolab, Inc....................     31,286        1,259
First Data Corp................     95,515        7,493
Fluor Corp.....................     19,395          725
Gannett Co., Inc...............     66,091        4,443
H&R Block, Inc.................     44,738        2,000
IMS Health, Inc................     72,156        1,408
Interpublic Group Cos., Inc....     95,054        2,808
KB Home........................     10,857          435
Knight-Ridder, Inc.............     21,029        1,365
McGraw-Hill, Inc...............     49,486        3,018
Meredith Corp..................     12,204          435
New York Times Co. Class A.....     39,014        1,687
Omnicom Group, Inc.............     46,582        4,162
Quintiles Transnational Corp.
  (a)..........................     28,594          460
R.R. Donnelley & Sons Co.......     28,742          853
Robert Half International, Inc.
  (a)..........................     42,808        1,143
TMP Worldwide, Inc. (a)........     26,023        1,116
Tribune Co.....................     75,621        2,831
Waste Management, Inc..........    156,447        4,992
                                             ----------
                                                 78,979
                                             ----------

SHELTER - 0.4%
Centex Corp....................     14,477          827
Georgia-Pacific Group..........     58,185        1,606
Louisiana Pacific Corp.........     25,545          216
Masco Corp.....................    116,774        2,861
Pulte Corp.....................     14,401          643
Sherwin-Williams Co............     38,092        1,048
Vulcan Materials Co............     24,791        1,188
Weyerhaeuser Co................     54,409        2,942
                                             ----------
                                                 11,331
                                             ----------

TECHNOLOGY - 14.2%
Adobe Systems, Inc.............     61,386        1,906
Advanced Micro Devices, Inc.
  (a)..........................     84,270        1,337
Apple Computer, Inc. (a).......     89,719        1,965
Applera Corp. - Applied
  Biosystems Group.............     51,740        2,032
Applied Materials, Inc. (a)....    204,837        8,214

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Autodesk, Inc..................     13,231   $      493
BMC Software, Inc. (a).........     59,654          977
Cisco Systems, Inc. (a)........  1,829,171       33,126
Citrix Systems, Inc. (a).......     45,254        1,025
COMPAQ Computer Corp...........    424,671        4,145
Computer Associates
  International, Inc...........    143,859        4,962
Compuware Corp. (a)............     90,090        1,062
Dell Computer Corp. (a)........    649,206       17,645
Electronic Data Systems
  Corp.........................    117,671        8,066
EMC Corp.......................    554,382        7,451
Gateway, Inc. (a)..............     79,076          636
Guidant Corp. (a)..............     77,283        3,849
Hewlett-Packard Co.............    487,753       10,018
Honeywell International,
  Inc..........................    204,232        6,907
Intel Corp.....................  1,681,670       52,889
International Business Machines
  Corp.........................    431,405       52,183
International Game Technology
  (a)..........................     18,123        1,238
Intuit, Inc. (a)...............     53,470        2,287
Jabil Circuit, Inc. (a)........     46,799        1,063
LSI Logic Corp. (a)............     88,540        1,397
Mercury Interactive Corp.
  (a)..........................     20,237          688
Micron Technology, Inc. (a)....    149,859        4,646
Microsoft Corp. (a)............  1,348,656       89,375
National Semiconductor Corp.
  (a)..........................     42,518        1,309
NCR Corp. (a)..................     23,649          872
Network Appliance, Inc. (a)....     79,708        1,743
Novell, Inc. (a)...............     88,215          405
Oracle Systems Corp. (a).......  1,401,509       19,355
Palm, Inc. (a).................    138,886          539
Parametric Technology Corp.
  (a)..........................     64,737          503
PeopleSoft, Inc. (a)...........     75,123        3,020
PerkinElmer, Inc...............     32,191        1,127
PMC-Sierra, Inc. (a)...........     40,322          857
Rockwell International Corp....     44,787          800
Scientific-Atlanta, Inc........     39,921          956
Siebel Systems, Inc. (a).......    114,732        3,210
Sun Microsystems, Inc. (a).....    817,269       10,052
Symbol Technologies, Inc.......     55,500          881
Tellabs, Inc. (a)..............    100,185        1,498
Textron, Inc...................     34,531        1,432
Thermo Electron Corp...........     44,389        1,059
Unisys Corp. (a)...............     77,514          972
VERITAS Software Corp. (a).....     99,959        4,481
Xerox Corp.....................    170,039        1,772
Yahoo!, Inc. (a)...............    145,024        2,574
                                             ----------
                                                380,999
                                             ----------

TELECOMMUNICATIONS - 7.8%
ADC Telecommunications, Inc.
  (a)..........................    191,459          881
Andrew Corp. (a)...............     19,974          437
AOL Time Warner, Inc. (a)......  1,107,356       35,546
AT&T Corp......................    885,966       16,071
AT&T Wireless Services, Inc.
  (a)..........................    635,728        9,135

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Avaya, Inc. (a)................     69,515   $      845
BellSouth Corp.................    467,793       17,846
CenturyTel, Inc................     34,535        1,133
Citizens Communications Co.
  (a)..........................     69,842          745
Comverse Technology, Inc. (a)..     45,440        1,016
Lucent Technologies, Inc.......    859,409        5,406
Motorola, Inc..................    551,791        8,288
Nextel Communications, Inc.
  Class A (a)..................    195,939        2,147
Nortel Networks Corp...........    795,417        5,966
Qwest Communications
  International, Inc...........    414,435        5,856
SBC Communications, Inc........    841,679       32,969
Univision Communications, Inc.
  Class A (a)..................     53,610        2,169
Verizon Communications.........    679,797       32,263
Viacom, Inc. Class B (a).......    444,341       19,618
WorldCom, Inc..................    738,640       10,400
                                             ----------
                                                208,737
                                             ----------

TRANSPORTATION - 0.6%
Burlington Northern, Inc.......     99,181        2,829
CSX Corp.......................     52,299        1,833
FedEx Corp. (a)................     77,293        4,010
Navistar International Corp....     14,504          573
Norfolk Southern Corp..........     94,254        1,728
Ryder Systems, Inc.............     13,865          307
Union Pacific Corp.............     62,415        3,558
                                             ----------
                                                 14,838
                                             ----------

UTILITIES - 3.0%
AES Corp. (a)..................    136,343        2,229
Allegheny Energy, Inc..........     30,555        1,107
Alltel Corp....................     78,156        4,825
Ameren Corp....................     33,557        1,419
American Electric Power Co.,
  Inc..........................     81,019        3,527
Cinergy Corp...................     38,949        1,302
CMS Energy Corp................     32,338          777
Consolidated Edison, Inc.......     54,467        2,198
Dominion Resources, Inc........     65,285        3,924
DTE Energy Co..................     40,371        1,693
Duke Energy Corp. NPV..........    194,679        7,643
Dynegy, Inc. Class A...........     82,208        2,096
Edison International...........     79,792        1,205
Entergy Corp...................     56,674        2,217
Exelon Corp....................     80,681        3,863
FirstEnergy Corp...............     75,458        2,639
FPL Group, Inc.................     45,008        2,538
KeySpan Corp...................     33,643        1,166
Niagara Mohawk Holdings, Inc.
  (a)..........................     38,765          687
NICOR, Inc.....................     11,144          464
NiSource, Inc..................     50,611        1,167
Peoples Energy Corp............      8,299          315
PG&E Corp......................     94,845        1,825
Pinnacle West Capital Corp.....     20,781          870
PPL Corp.......................     35,741        1,246

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

                                               MARKET
                                               VALUE
                                  SHARES       (000)
                                 ---------   ----------
Public Service Enterprise
  Group, Inc...................     53,371   $    2,252
Reliant Energy, Inc............     72,856        1,932
Southern Co....................    171,237        4,341
Sprint Corp. (Fon Group).......    221,391        4,446
Sprint Corp. (PCS Group) (a)...    246,845        6,025
TECO Energy, Inc...............     33,200          871
TXU Corp.......................     64,715        3,051
Williams Cos...................    129,163        3,296
Xcel Energy, Inc...............     87,095        2,416
                                             ----------
                                                 81,572
                                             ----------
    TOTAL COMMON STOCKS (COST
      $2,357,647,405)..........               2,621,348
                                             ----------
                                    PAR
                                  AMOUNT
                                   (000)
                                 ---------
GOVERNMENT AND AGENCY SECURITIES - 0.3%
United States Treasury Bill
  (b)(c) 1.65% due 03/14/02....  $   8,235   $    8,208
                                             ----------
    TOTAL GOVERNMENT AND AGENCY
      SECURITIES (COST
      $8,207,824)..............                   8,208
                                             ----------
                                  SHARES
                                 ---------
SHORT TERM INVESTMENTS - 4.5%
AIM Short Term Investment Prime
  Portfolio....................     61,912       61,912
State Street Navigator
  Securities Lending Prime
  Portfolio (d)................     60,799       60,799
Money Market Obligations
  Trust........................          3            3
                                             ----------
    TOTAL SHORT TERM
      INVESTMENTS (COST
      $122,714,230)............                 122,714
                                             ----------
TOTAL INVESTMENTS - 102.2%
  (COST $2,488,569)............               2,752,270
                                             ----------
OTHER ASSETS AND LIABILITIES
NET - (2.2%)...................                 (59,972)
                                             ----------
NET ASSETS - 100%..............              $2,692,298
                                             ==========

---------------

(a)
    Non-income producing security.

(b) Held as collateral in connection with futures contracts purchased by the Portfolio.

(c) Rate represents annualized yield at date of purchase.

(d) Security represents investment made with cash collateral received from securities loaned.

ABBREVIATIONS

ADR - American Depositary Receipt
NV  - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                                                           UNREALIZED
                                                              NUMBER OF   DEPRECIATION
                                                              CONTRACTS      (000)
                                                              ---------   ------------
S&P 500 Financial Futures Contracts Expiration date
  03/2002...................................................     230         $1,224
                                                                             ------
Total unrealized appreciation on Open futures contracts
  purchased.................................................                 $1,224
                                                                             ======

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

                                                              (AMOUNTS IN THOUSANDS)
ASSETS
    Investments at market (identified cost $2,488,569)......        $2,752,270
    Receivables:
        Investments sold....................................               453
        Dividends and interest..............................             2,777
                                                                    ----------
        TOTAL ASSETS........................................         2,755,500
                                                                    ----------
LIABILITIES
    Payables:
        Investments purchased...............................        $    1,720
        Due upon return of securities loaned................            60,799
        Management fees (Note 4)............................               102
        Daily variation margin on futures contracts.........               581
                                                                    ----------
        TOTAL LIABILITIES...................................            63,202
                                                                    ----------
NET ASSETS..................................................        $2,692,298
                                                                    ==========
COMPOSITION OF NET ASSETS
    Paid-in capital.........................................        $2,427,373
    Net unrealized appreciation on investments and futures
     contracts..............................................           264,925
                                                                    ----------
NET ASSETS..................................................        $2,692,298
                                                                    ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                              (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
    Dividends (net of foreign taxes withheld of $260).......        $  35,575
    Interest................................................            2,845
                                                                    ---------
        TOTAL INVESTMENT INCOME.............................           38,420
EXPENSES
    Management fees (Note 4)................................        $   1,252
                                                                    ---------
        TOTAL EXPENSES......................................            1,252
                                                                    ---------
NET INVESTMENT INCOME.......................................           37,168
                                                                    ---------
REALIZED AND UNREALIZED LOSS
    Net realized loss on:
        Investments and foreign currency transactions.......         (130,959)
        Futures contracts...................................          (12,772)
                                                                    ---------
                                                                     (143,731)
    Net change in unrealized appreciation/(depreciation) on:
        Investments and foreign currency transactions.......         (265,286)
        Futures contracts...................................            2,958
                                                                    ---------
                                                                     (262,328)
                                                                    ---------
Net realized and unrealized loss............................         (406,059)
                                                                    ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........        $(368,891)
                                                                    =========

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE YEAR   FOR THE PERIOD
                                                       ENDED           ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2001           2000*
                                                    ------------   --------------
                                                       (AMOUNTS IN THOUSANDS)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net investment income.........................   $   37,168      $   24,343
    Net realized loss.............................     (143,731)        (51,513)
    Net change in unrealized depreciation.........     (262,328)       (145,536)
                                                     ----------      ----------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS..............................     (368,891)       (172,706)
                                                     ----------      ----------
CAPITAL TRANSACTIONS
    Proceeds from contributions...................      720,722       3,861,947
    Fair value of withdrawals.....................     (616,804)       (731,970)
                                                     ----------      ----------
        NET INCREASE IN NET ASSETS FROM CAPITAL
          TRANSACTIONS............................      103,918       3,129,977
                                                     ----------      ----------
TOTAL NET INCREASE/(DECREASE) IN NET ASSETS.......     (264,973)      2,957,271
NET ASSETS
    BEGINNING OF PERIOD...........................    2,957,271              --
                                                     ----------      ----------
    END OF PERIOD.................................   $2,692,298      $2,957,271
                                                     ==========      ==========

---------------

*   The Portfolio commenced operations on March 1, 2000.

                       See notes to financial statements.
--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   ORGANIZATION

     State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: The State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, and the State Street Aggregate Bond Index Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2001, only State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

  Security valuation

     The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

     Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

     The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

  Securities transactions and investment income

     Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

     All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each investor's average net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

  Federal income taxes

     The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

  Futures

     The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

     The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

  Securities Lending

     The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street.

     The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2001, the value of the securities loaned amounted to $58,241,608. The loans were collateralized with cash of $60,798,725, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio.

3.   SECURITIES TRANSACTIONS

     For the period ended December 31, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $555,450,402 and $456,069,197, respectively. The aggregate gross unrealized appreciation and depreciation were $535,727,395 and $272,026,746, respectively, as of December 31, 2001.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

December 31, 2001
--------------------------------------------------------------------------------

4.   RELATED PARTY FEES AND TRANSACTIONS

     The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA, directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following table includes selected supplemental data and ratios to average net assets:

                                                      FOR THE      FOR THE PERIOD
                                                     YEAR ENDED        ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2001           2000*
                                                    ------------   --------------
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (in thousands)......   $2,692,298      $2,957,271
    Ratios to average net assets:
         Operating expenses.......................       0.045%          0.045%**
         Net investment income....................        1.34%           1.14%**
    Portfolio turnover rate.......................          14%             18%
    Total return (a)..............................     (11.94)%         (2.41)%***

---------------

*   The Portfolio commenced operations on March 1, 2000.

**  Annualized

*** Not Annualized

(a) Results represent past performance and are not indicative of future results.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

     We have audited the accompanying statements of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from March 1, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
December 31, 2001
--------------------------------------------------------------------------------

                     STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN        OTHER
                         POSITION(S)   TERM OF OFFICE                               FUND COMPLEX     DIRECTORSHIPS
NAME, ADDRESS, AND        HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY        HELD BY
AGE                         FUND        TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE          TRUSTEE
------------------       -----------  ----------------    ----------------------    -------------    -------------
NON-INTERESTED TRUSTEES

Michael F. Holland        Trustee     Term: Indefinite  Holland & Company L.L.C.,         10        Director of the
Age: 57                   and         Elected: 9/99     Chairman, 1995 to present.                  Holland Series
P.O. Box 5049             Chairman                                                                  Fund, Inc. and
Boston, MA 02206          of the                                                                    the China Fund,
                          Board                                                                     Inc.

William L. Boyan          Trustee     Term: Indefinite  Trustee of Old Mutual             10        Trustee of Old
Age: 65                               Elected: 9/99     South Africa Equity Trust                   Mutual South
P.O. Box 5049                                           since 1983; Chairman of                     Africa Equity
Boston, MA 02206                                        the Board of Trustees of                    Trust
                                                        Children's Hospital and
                                                        Children's Medical Center
                                                        since 1984; Director of
                                                        John Hancock Mutual Life
                                                        Insurance Company, 1983 to
                                                        1998; and President and
                                                        Chief Operations Officer
                                                        of John Insurance Company,
                                                        1992 to 1998. Mr. Boyan
                                                        retired in 1999.

Rina K. Spence            Trustee     Term: Indefinite  President of SpenceCare           10        Director of
Age: 53                               Elected: 7/99     International LLC since                     Berkshire Life
P.O. Box 5049                                           1998; Chief Executive                       Insurance
Boston, MA 02206                                        Officer of Consensus                        Company of
                                                        Pharmaceutical, Inc., 1998                  America
                                                        to 1999; and Founder,
                                                        President and Chief
                                                        Executive Officer of
                                                        Spence Center for Women's
                                                        Health, 1994 to 1998.

Douglas T. Williams       Trustee     Term: Indefinite  Executive Vice President          10        None
Age: 60                               Elected: 7/99     of Chase Manhattan Bank,
P.O. Box 5049                                           1987 to 1999. Mr. Williams
Boston, MA 02206                                        retired in 1999.

--------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
December 31, 2001
--------------------------------------------------------------------------------

                     STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN       OTHER
                         POSITION(S)   TERM OF OFFICE                               FUND COMPLEX    DIRECTORSHIPS
NAME, ADDRESS, AND        HELD WITH    AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY       HELD BY
AGE                         FUND        TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE         TRUSTEE
------------------       -----------  ----------------    ----------------------    -------------   -------------
OFFICERS

Kathleen C. Cuocolo       President   Term: Indefinite  Executive Vice President          --              --
Age: 49                               Elected: 5/00     of State Street Bank and
Two Avenue de Lafayette                                 Trust Company since 2000;
Boston, MA 02111                                        and Senior Vice President
                                                        of State Street Bank and
                                                        Trust Company, 1982 to
                                                        2000.

Janine L. Cohen           Treasurer   Term: Indefinite  Senior Vice President of          --              --
Age: 48                               Elected: 5/00     State Street Bank and
Two Avenue de Lafayette                                 Trust Company since 2001;
Boston, MA 02111                                        and Vice President of
                                                        State Street Bank and
                                                        Trust Company, 1992 to
                                                        2000.

Julie A. Tedesco          Secretary   Term: Indefinite  Vice President and Counsel        --              --
Age: 44                               Elected: 5/00     of State Street Bank and
One Federal Street                                      Trust Company since 2000;
Boston, MA 02110                                        and Counsel of First Data
                                                        Investor Services Group,
                                                        Inc., 1994 to 2000.

K. David James            Assistant   Term: Indefinite  Associate Counsel of State        --              --
Age: 31                   Secretary   Elected: 9/01     Street Bank and Trust
One Federal Street                                      Company since 2000, and
Boston, MA 02110                                        1998 to 1999; Paralegal
                                                        Manager of PFPC Inc., 1999
                                                        to 2000; and Legal Manager
                                                        of Fidelity Investments,
                                                        1996 to 1998.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

SCHEDULE OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
COMMON STOCKS -
+1-800 CONTACTS, INC. ..........   1,200   $     14,928
+1-800-FLOWERS.COM, Inc. .......   1,224         19,094
 1st Source Corporation.........   2,440         50,508
+3 Dimensional Pharmaceuticals,
  Inc. .........................     600          5,094
+3D Systems Corporation.........   1,989         28,343
+the 3DO Company................   7,933         16,501
+3TEC Energy Corporation........   3,021         42,294
+4Kids Entertainment, Inc. .....   1,863         37,316
+7-Eleven, Inc. ................   5,179         60,646
+99 Cents Only Stores...........   5,836        222,352
+II-VI Incorporated.............   2,286         39,388
 A. Schulman, Inc. .............   6,506         88,807
 A.M. Castle & Company..........     500          4,100
 A.O. Smith Corporation.........   2,181         42,530
 AAR Corp. .....................   5,368         48,366
+ABIOMED, Inc. .................   3,364         53,218
 ABM Industries, Inc. ..........   3,985        124,930
+ACT Manufacturing, Inc. .......   2,541            889
+ACTV, Inc. ....................   9,000         16,830
+ADE Corporation................   1,817         18,170
+ADVO Systems, Inc. ............   4,190        180,170
+AFC Enterprises, Inc. .........   1,600         45,408
 AGCO Corporation...............  14,690        231,808
 AGL Resources Inc. ............  11,985        275,895
+AMC Entertainment Inc. ........   3,600         43,200
 AMCOL International
  Corporation...................   4,473         32,206
 AMCORE Financial, Inc. ........   5,718        127,797
 AMETEK, Inc. ..................   7,378        235,284
+ANADIGICS, Inc. ...............   6,922        105,560
+ANC Rental Corporation.........   8,374            251
+ANSYS, Inc. ...................   3,216         79,274
+APAC Customer Services Inc. ...   5,338         13,879
+ARIAD Pharmaceuticals, Inc. ...   6,219         33,147
+AT&T Latin America Corp. (Class
  A)............................  10,479         12,365
+ATMI, Inc. ....................   5,957        142,074
+ATP Oil & Gas Corporation......     300            894
+ATS Medical, Inc. .............   4,903         25,986
+AVANIR Pharmaceuticals (Class
  A)............................  12,200         51,972
+AVANT Immunotherapeutics,
  Inc. .........................  12,629         50,642
+AVI BioPharma, Inc. ...........   3,588         39,180
+AXT, Inc. .....................   4,256         61,414
+aaiPharma Inc. ................   1,600         40,256
 Aaron Rents, Inc. .............   3,108         50,660
+Acacia Research Corporation....   4,031         44,623
 Acadia Realty Trust............   4,901         31,121
+Acclaim Entertainment Inc. ....  10,561         55,973
+Accredo Health, Incorporated...   5,502        218,429
+The Ackerley Group, Inc. ......   2,342         40,985
+Aclara Biosciences Inc. .......   7,541         38,233
+Actel Corp. ...................   5,016         99,869
+Action Performance Companies,
  Inc. .........................   2,700         82,647
+Active Power, Inc. ............   6,800         46,240

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Activision, Inc. ..............   7,143   $    185,789
+Actrade Financial Technologies,
  Ltd. .........................   1,677         49,388
+Actuate Corporation............   9,799         51,641
 Acuity Brands, Inc. ...........   9,160        110,836
+Adaptec, Inc. .................  21,667        314,172
+Adelphia Business Solutions,
  Inc. .........................   6,225          3,612
+Administaff, Inc. .............   4,961        135,981
+Adolor Corporation.............   6,000        107,700
+Adtran, Inc. ..................   4,500        114,840
+Advanced Digital Information
  Corporation...................  12,534        201,045
+Advanced Energy Industries,
  Inc. .........................   4,112        109,544
 Advanced Marketing Services,
  Inc. .........................   2,181         39,803
+Advanced Neuromodulation
  Systems, Inc. ................   1,200         42,300
+Advanced Tissue Sciences,
  Inc. .........................  13,890         60,560
 Advanta Corp. .................   4,982         49,521
+Aeroflex Incorporated..........  13,312        251,996
+Aether Systems, Inc. ..........   3,700         34,040
+Affiliated Managers Group,
  Inc. .........................   4,942        348,312
+Agile Software Corporation.....   6,602        113,686
 Airborne, Inc. ................  10,601        157,213
+Airgas, Inc. ..................  12,013        181,637
+AirGate PCS, Inc. .............   2,617        119,204
+AirTran Holdings, Inc. ........  12,720         83,952
+Akamai Technologies, Inc. .....  15,300         90,882
+Aksys, Ltd. ...................   3,200         14,880
 Alabama National
  BanCorporation................   2,021         68,128
+Alamosa Holdings, Inc. ........  15,425        184,020
+Alaska Air Group, Inc. ........   5,799        168,751
+Alaska Communications Systems
  Holdings, Inc. ...............   2,423         19,311
 Albany International Corp.
  (Class A).....................   3,426         74,344
+Albany Molecular Research,
  Inc. .........................   4,687        124,159
 Albemarle......................   5,665        135,960
 Alexander & Baldwin, Inc. .....   8,892        237,416
+Alexander's, Inc. .............     367         20,882
 Alexandria Real Estate
  Equities, Inc. ...............   3,156        129,712
+Alexion Pharmaceuticals,
  Inc. .........................   3,680         89,939
 Alfa Corporation...............   8,720        195,677
 Alico, Inc. ...................     800         25,080
+Align Technology, Inc. ........   2,200          9,900
+Allen Telecom Inc. ............   5,684         48,314
+Alliance Fiber Optic Products,
  Inc. .........................   1,300          1,846
+Alliance Gaming Corporation....   2,600         76,388
+Alliance Semiconductor
  Corporation...................   5,841         70,559
+Alliant Techsystems Inc. ......   4,681        361,373
+Alloy, Inc. ...................   2,267         48,809
+Allscripts Healthcare
  Solutions, Inc. ..............   7,441         24,109

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Alpha Industries, Inc. ........   9,633   $    209,999
 Alpharma, Inc. (Class A).......   6,025        159,361
+Ambassadors International,
  Inc. .........................   1,100         23,089
+Amerco.........................   2,351         44,246
+America West Holdings
  Corporation (Class B).........   7,512         26,292
+American Axle & Manufacturing
  Holdings, Inc. ...............   1,817         38,847
 American Capital Strategies,
  Ltd. .........................   5,889        166,953
 American Financial Holdings,
  Inc. .........................   6,054        153,832
 American Greetings Corporation
  (Class A).....................  12,820        176,660
+American Healthways, Inc. .....   1,650         52,701
+American Italian Pasta Company
  (Class A).....................   3,634        152,737
+American Management Systems,
  Incorporated..................   9,295        168,054
+American Medical Systems
  Holdings, Inc. ...............   6,100        126,209
+American Online Latin America,
  Inc. (Class A)................   4,400         20,020
+American Physicians Capital,
  Inc. .........................   2,471         53,744
 American States Water Company..   2,257         78,882
+American Superconductor
  Corporation...................   4,462         54,704
 American Woodmark
  Corporation...................   1,200         64,500
+AmeriPath, Inc. ...............   5,101        163,283
+Ameristar Casinos, Inc. .......     200          5,010
 Ameron International
  Corporation...................     800         55,360
 AmerUs Group Co. ..............   9,372        335,892
 Amli Residential Properties
  Trust.........................   2,840         71,625
+AmSurg Corp. ..................   3,900        106,002
+Amtran, Inc. ..................     200          2,990
+Amylin Pharmaceuticals,
  Inc. .........................  11,225        102,596
 Analogic Corporation...........   1,472         56,687
+Anaren Microwave, Inc. ........   4,722         81,785
 Anchor Bancorp, Inc. ..........   4,437         78,712
+Andrew Corporation.............  18,143        397,150
+Anixter International Inc. ....   5,872        170,347
 Annaly Mortgage Management
  Inc. .........................   9,863        157,808
+AnnTaylor Stores Corporation...   5,294        185,290
+Ansoft Corporation.............     700         10,220
+AnswerThink Consulting Group,
  Inc. .........................   8,879         57,980
 Anthracite Capital, Inc. ......   6,100         67,039
+Antigenics Inc. ...............   3,313         54,333
+Aphton Corporation.............   3,324         48,530
 Apogee Enterprises, Inc. ......   5,600         88,592
 Applebee's International,
  Inc. .........................   7,429        254,072
+Applica Incorporated...........   3,996         36,004
 Applied Industrial
  Technologies, Inc. ...........   3,907         72,866
+Applied Innovation Inc. .......   1,000          6,200
+Applied Molecular Evolution....   3,200         39,392

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Apria Healthcare Group Inc. ...   9,000   $    224,910
 AptarGroup, Inc. ..............   7,224        253,057
+Arbitron Inc. .................   6,358        217,126
 Arch Chemicals, Inc. ..........   4,156         96,419
 Arctic Cat Inc. ...............   3,643         61,931
+Arden Group, Inc. (Class A)....     432         25,920
 Area Bancshares Corporation....   2,715         52,861
+Arena Pharmaceuticals, Inc. ...   3,900         46,917
 Argonaut Group, Inc. ..........   4,366         85,443
+Argosy Gaming Company..........   4,925        160,161
+Arkansas Best Corporation......   3,841        110,698
+Armor Holdings, Inc. ..........   3,116         84,101
+Armstrong Holdings, Inc. ......   6,616         22,561
+ArQule, Inc. ..................   4,411         74,987
+Array BioPharma Inc. ..........   2,200         32,692
+Arris Group Inc. ..............   5,000         48,800
 Arrow Financial Corporation....   1,470         42,909
 Arrow International, Inc. .....   2,354         94,019
+Art Technology Group, Inc. ....  12,084         42,052
+Artesyn Technologies, Inc. ....   7,567         70,449
+ArthroCare Corporation.........   4,420         79,251
 ArvinMeritor, Inc. ............  14,822        291,104
+Ascential Software
  Corporation...................  61,681        249,808
+AsianInfo Holdings, Inc. ......   6,097        106,210
+Aspect Communications
  Corporation...................  10,900         42,292
+Aspect Medical Systems,
  Inc. .........................   2,206         22,060
+Aspen Technology, Inc. ........   6,808        114,374
 Associated Estates Realty
  Corporation...................   2,400         22,032
+Astec Industries, Inc. ........   3,417         49,410
+AstroPower, Inc. ..............   2,700        109,161
+Asyst Technologies, Inc. ......   7,141         91,119
+Atlantic Coast Airlines
  Holdings, Inc. ...............   8,823        205,488
+Atlas Air, Inc. ...............   3,298         48,316
 Atmos Energy Corporation.......   8,838        187,808
+Atrix Laboratories, Inc. ......   4,000         82,440
+Atwood Oceanics, Inc. .........   2,027         70,641
+Audiovox Corporation (Class
  A)............................   3,885         28,982
+August Technology Corp. .......     500          5,520
+Aurora Food Inc. ..............   4,079         20,599
+Auspex Systems, Inc. ..........   9,300         16,740
+Avanex Corporation.............   6,878         40,580
+Avant! Corporation.............   8,381        171,727
+Avatar Holdings Inc. ..........     600         14,136
+Aviall, Inc. ..................   3,200         24,160
+Avici Systems Inc. ............   9,900         28,809
+Avid Technology, Inc. .........   5,094         61,892
+Avigen, Inc. ..................   4,578         52,693
 Avista Corporation.............  10,375        137,572
+Avocent Corporation............   9,894        239,929
+Aware, Inc. ...................   4,343         36,047
+Aztar Corporation..............   7,891        144,405
+BARRA, Inc. ...................   2,359        111,085
+BE Aerospace, Inc. ............   5,300         48,601
 BEI Technologies, Inc. ........   2,532         44,158
+BKF Capital Group, Inc. .......     900         25,830
 BMC Industries, Inc. ..........   3,900          8,034

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+BOK Financial Corporation......   2,212   $     69,700
 BRE Properties, Inc. ..........  10,347        320,343
 BSB Bancorp, Inc. .............   1,941         46,021
+BSQUARE Corporation............   3,597         14,999
 Baldor Electric Company........   5,271        110,164
 Baldwin & Lyons, Inc. (Class
  B)............................   1,426         36,506
 Ball Corporation...............   6,105        431,623
+Bally Total Fitness Holding
  Corporation...................   5,841        125,932
 BancFirst Corporation..........     945         32,791
 BancFirst Ohio Corp. ..........   1,930         46,609
 BancorpSouth, Inc. ............  18,180        301,788
 Bandag, Incorporated...........   2,474         85,996
 Bank Mutual Corporation........   2,400         36,672
 Bank of Granite Corp. .........   2,449         48,417
 BankAtlantic Bancorp, Inc.
  (Class A).....................   5,242         48,122
+BankUnited Financial
  Corporation (Class A).........   4,173         61,969
 Banner Corporation.............   2,313         39,113
 Banta Corporation..............   5,494        162,183
 Barnes Group Inc. .............   3,657         87,731
 Bassett Furniture Industries,
  Incorporated..................   1,400         19,614
+Bay View Capital Corporation...  14,014        102,723
+Beacon Power Corporation.......   7,775         10,108
+Beasley Broadcast Group, Inc.
  (Class A).....................   1,933         25,148
+Beazer Homes USA, Inc. ........   1,700        124,389
+bebe stores, inc...............     840         15,674
 Bedford Property Investors,
  Inc. .........................   3,299         74,228
 Bel Fuse Inc. .................   1,659         41,558
 Belden Inc. ...................   5,469        128,795
+Bell Microproducts Inc. .......   3,420         43,160
+Benchmark Electronics, Inc. ...   4,291         81,357
 Berkley (W.R.) Corporation.....   4,238        227,581
 Berry Petroleum Company (Class
  A)............................   3,401         53,396
+Bethlehem Steel Corporation....  30,236         13,606
+Beverly Enterprises, Inc. .....  21,626        185,984
+BioMarin Pharmaceutical
  Inc. .........................   3,848         51,717
+Biopure Corporation............   3,572         50,758
+Bio-Rad Laboratories, Inc.
  (Class A).....................   1,664        105,331
+Biosite Diagnostics
  Incorporated..................   2,549         46,825
+BioSphere Medical Inc. ........     200          2,254
+Bio-Technology General Corp. ..  13,167        108,364
+Black Box Corporation..........   4,288        226,749
+Blue Martini Software, Inc. ...   3,500         10,535
 Blyth, Inc. ...................   7,279        169,237
 Bob Evans Farms, Inc. .........   7,780        191,155
+Boca Resorts, Inc. (Class A)...   5,957         78,037
+Bone Care International,
  Inc. .........................   1,810         31,005
 BorgWarner, Inc. ..............   5,862        306,289
+Borland Software Corporation...  10,367        162,347
+Boron, LePore & Associates,
  Inc. .........................   1,983         27,346

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+The Boston Beer Company, Inc.
  (Class A).....................     700   $     12,005
+Boston Communications Group,
  Inc. .........................   3,321         37,693
 Boston Private Financial
  Holdings, Inc. ...............   2,693         59,435
 Bowne & Co., Inc. .............   7,382         94,490
+Boyd Gaming Corporation........   6,615         42,997
+The Boyds Collection, Ltd. ....  11,729         79,405
 Boykin Lodging Company.........   3,132         24,962
 Brady Corporation..............   3,947        144,460
 Brandywine Realty Trust........   5,647        118,982
+Braun Consulting, Inc. ........   2,326          8,257
 Briggs & Stratton
  Corporation...................   4,559        194,669
+Bright Horizons Family
  Solutions, Inc. ..............   2,402         67,232
+Brightpoint, Inc. .............  12,469         39,153
+Brio Technology, Inc. .........   4,234         12,194
+BriteSmile, Inc. ..............   3,450         17,250
 Brookline Bancorp, Inc. .......   1,981         32,568
+Brooks Automation, Inc. .......   3,822        155,441
 Brown & Brown..................   9,132        249,304
 Brown Shoe Company, Inc. ......   3,679         59,747
+Bruker Daltonics, Inc. ........   9,987        163,287
 Brush Engineered Materials
  Inc. .........................   3,711         52,845
+Buca, Inc. ....................   2,949         47,803
+Buckeye Technologies Inc. .....   4,798         55,177
+The Buckle, Inc. ..............   1,249         27,853
+Building Materials Holding
  Corporation...................   2,100         22,785
 Burlington Coat Factory
  Warehouse Corporation.........   3,992         67,066
+Burnham Pacific Properties,
  Inc. .........................   5,078         20,921
 Bush Industries, Inc. .........   1,808         19,635
 Butler Manufacturing Company...     700         19,390
 C&D Technologies, Inc. ........   5,694        130,108
+CACI International Inc. (Class
  A)............................   3,516        138,829
 CARBO Ceramics Inc. ...........   1,368         53,571
 CBL & Associates Properties,
  Inc. .........................   4,573        144,050
 CBRL Group, Inc. ..............  12,192        358,932
 CCBT Financial Companies
  Inc. .........................   1,600         37,760
+CCC Information Services Group
  Inc. .........................   2,606         16,105
+C-COR.net Corp. ...............   6,834         99,571
+CDI Corp. .....................   2,601         49,419
+CEC Entertainment Inc. ........   6,222        269,973
 CFS Bancorp, Inc. .............   2,800         40,180
 CH Energy Group, Inc. .........   3,589        156,014
+CIBER, Inc. ...................  10,702        101,134
+CIMA Labs Inc. ................   3,272        118,283
 CIRCOR International, Inc. ....   1,300         23,985
 CLARCOR Inc. ..................   4,955        134,528
 CNA Surety Corporation.........   3,186         49,383
+CONMED Corporation.............   5,328        106,347
 CPB Inc. ......................   1,619         47,615

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 CPI Corp. .....................   1,698   $     28,187
+CSK Auto Corporation...........   4,334         43,123
+CSS Industries, Inc. ..........   1,075         33,228
 CT Communications, Inc. .......   3,355         55,391
 CTS Corporation................   6,308        100,297
+CUNO Incorporated..............   3,331        101,595
+CV Therapeutics, Inc. .........   4,300        223,686
 CVB Financial Corp. ...........   4,231         99,005
+CYTOGEN Corporation............  18,094         54,463
+Cable Design Technology........   9,784        133,845
 Cabot Oil & Gas Corporation
  (Class A).....................   6,074        146,080
+CacheFlow Inc. ................   5,456         14,622
+Cadiz Inc. ....................   6,859         55,009
+Cal Dive International,
  Inc. .........................   7,037        173,673
 Calgon Carbon Corporation......   7,401         61,798
+California Pizza Kitchen,
  Inc. .........................   2,600         64,350
 California Water Service
  Group.........................   3,096         79,722
+Caliper Technologies Corp. ....   4,567         71,291
+Callon Petroleum Company.......   1,655         11,337
 Cambrex Corporation............   4,985        217,346
 Camden Property Trust..........   7,896        289,783
+Caminus Corporation............   2,172         49,956
 Capital Automotive.............   4,150         82,544
 Capital City Bank Group,
  Inc. .........................   1,382         33,486
 Capitol Federal Financial......   7,804        162,635
 Capitol Transamerica
  Corporation...................   2,323         38,213
 Capstead Mortgage Corporation..   1,777         41,760
 Caraustar Industries, Inc. ....   5,774         40,014
+CardioDynamics International
  Corporation...................   6,132         40,533
+Career Education Corporation...   9,251        317,124
 Carlisle Companies
  Incorporated..................   6,736        249,097
 Carpenter Technology
  Corporation...................   4,326        115,158
+Carreker Corporation...........   3,395         20,031
+Carrier Access Corporation.....   2,372          6,926
 Cascade Natural Gas
  Corporation...................   2,422         53,405
+Casella Waste Systems, Inc. ...   3,978         58,914
 Casey's General Stores,
  Inc. .........................   8,707        129,734
 Cash America International,
  Inc. .........................   4,719         40,111
+Catalytica Energy Systems,
  Inc. .........................   3,700         16,909
+Catapult Communications
  Corporation...................   1,172         30,542
 Cathay Bancorp, Inc. ..........   1,754        112,344
 The Cato Corporation (Class
  A)............................   3,097         58,533
+Celeritek, Inc. ...............   2,888         38,670
+Cell Genesys, Inc. ............   7,224        167,886
+Cell Pathways, Inc. ...........   6,031         41,976
+Cell Therapeutics, Inc. .......   7,331        176,970
+Centennial Bancorp.............   3,255         24,022
+Centennial Communications
  Corp. ........................   1,526         15,626
 CenterPoint Properties
  Corporation...................   4,595        228,831

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Centex Construction Products,
  Inc. .........................   1,377   $     44,133
+Centillium Communications,
  Inc. .........................   5,509         43,301
+Centra Software, Inc. .........   4,961         39,688
+Central Coast Bancorp..........   1,530         33,660
 Central Parking Corporation....   3,385         66,481
 Central Vermont Public Service
  Corporation...................   2,503         41,800
 Century Aluminum Company.......   3,002         40,107
+Century Business Services,
  Inc. .........................  18,233         41,936
+Cerus Corporation..............   2,325        106,369
+Champion Enterprises, Inc. ....  10,927        134,511
+Championship Auto Racing Teams,
  Inc. .........................   2,232         35,913
+Charles River Laboratories
  International, Inc. ..........   9,029        302,291
+Charlotte Russe Holding
  Inc. .........................   4,500         83,745
+Charming Shoppes, Inc. ........  21,640        114,908
 Charter Municipal Mortgage
  Acceptance Company............   6,845        111,231
 Chateau Communities, Inc. .....   4,408        131,799
+Checkpoint Systems, Inc. ......   6,723         90,088
+The Cheesecake Factory
  Incorporated..................   8,397        291,964
 Chelsea Property Group,
  Inc. .........................   3,137        154,027
 Chemed Corporation.............   1,986         67,325
 ChemFirst Inc. ................   2,382         57,097
 Chemical Financial
  Corporation...................   4,864        146,686
 Chesapeake Corporation.........   3,292         91,551
+Chesapeake Energy Corporation..  31,287        206,807
+Chico's FAS, Inc. .............   4,823        191,473
+The Children's Place Retail
  Stores, Inc. .................   1,985         53,893
+Chiles Offshore, Inc. .........   1,000         19,890
+ChipPAC, Inc. .................   7,351         54,544
 Chittenden Corporation.........   6,696        184,810
+Choice Hotels International,
  Inc. .........................   7,779        172,305
+Choice One Communications
  Inc. .........................   1,600          5,664
+Chordiant Software, Inc. ......   6,348         50,213
+Christopher & Banks
  Corporation...................   4,752        162,756
 Church & Dwight Co., Inc. .....   8,146        216,928
 Churchill Downs Incorporated...     632         23,365
+Ciphergen Biosystems, Inc. ....   2,700         21,600
+Circuit City Stores, Inc. -
  CarMax Group..................   6,071        138,055
 Citizens Banking Corporation...  10,201        335,409
+Citizens, Inc. ................   2,600         32,890
+City Holding Company...........   4,193         50,484
 CityBank.......................   2,099         50,355
 Claire's Stores, Inc. .........   9,160        138,316
+Clarent Corporation............   6,042              0
+Clark/Bardes, Inc. ............   1,500         37,845
+Clayton Williams Energy,
  Inc. .........................   1,287         16,860
 Cleco Corporation..............   9,067        199,202
 Cleveland-Cliffs Inc. .........   2,159         39,510
+Click Commerce, Inc. ..........   3,200         10,112

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Closure Medical Corporation....   1,113   $     26,000
 Coachmen Industries, Inc. .....   2,507         30,084
 Coastal Bancorp, Inc. .........     932         26,935
+Cobalt Corporation.............     500          3,190
 CoBiz Inc. ....................   1,884         25,434
 Coca-Cola Bottling Co.
  Consolidated..................     187          7,080
+Cognex Corporation.............   6,956        178,143
+Cognizant Technology Solutions
  Corporation...................   1,768         72,453
+Coherent, Inc. ................   6,280        194,178
 Cohu, Inc. ....................   4,518         89,230
+Coinstar, Inc. ................   4,792        119,800
+Coldwater Creek Inc. ..........     898         19,020
+Cole National Corporation
  (Class A).....................   1,600         26,480
+Collins & Aikman Corporation...  18,395        141,641
 The Colonial BancGroup, Inc. ..  24,736        348,530
 Colonial Properties Trust......   3,206         99,867
+Columbia Banking System,
  Inc. .........................   2,000         26,100
+Columbia Laboratories, Inc. ...   5,604         19,334
 Comdisco, Inc. ................  25,577         13,300
 The Commerce Group, Inc. ......   5,445        205,222
+Commerce One, Inc. ............  63,100        225,267
 Commercial Federal
  Corporation...................  11,027        259,134
 Commercial Metals Company......   2,539         88,814
 Commercial Net Lease Realty....   6,175         80,275
 Commonwealth Bancorp, Inc. ....   1,300         28,795
+Commonwealth Telephone
  Enterprises, Inc. ............   2,433        110,701
+CommScope, Inc. ...............  11,488        244,350
 Community Bank System, Inc. ...   1,200         31,440
 Community Banks, Inc. .........   1,616         43,632
 Community First Bankshares,
  Inc. .........................   8,040        206,548
 Community Trust Bancorp,
  Inc. .........................   1,800         42,750
+CompuCredit Corporation........   2,489         29,271
+Computer Network Technology
  Corporation...................   6,154        109,480
+Computerized Thermal Imaging,
  Inc. .........................  12,800         19,840
 CompX International Inc. ......   1,151         14,928
+Comstock Resources, Inc. ......   5,057         35,399
+Conceptus, Inc. ...............   1,000         23,600
+Concord Camera Corp. ..........   5,774         45,730
+Concurrent Computer
  Corporation...................  11,879        176,403
 Conestoga Enterprises, Inc. ...   1,400         44,730
 Connecticut Bancshares,
  Inc. .........................   2,100         54,285
 Connecticut Water Service,
  Inc. .........................   1,689         49,944
+Connetics Corporation..........   7,102         84,514
+Consolidated Freightways
  Corporation...................   2,400         12,216
+Consolidated Graphics, Inc. ...   1,500         28,875
+Constellation 3D, Inc. ........   2,000          1,720
+Conventry Health Care Inc. ....  14,514        289,554
+Convera Corporation............   3,469         11,621
 Cooper Companies, Inc. ........   2,892        144,542

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Cooper Tire & Rubber Company...  13,881   $    221,541
+CoorsTek, Inc. ................   1,652         52,600
+Copart, Inc. ..................   8,322        302,671
+Copper Mountain Networks,
  Inc. .........................  12,578         21,257
+Corillian Corporation..........   2,528         12,109
+Corinthian Colleges, Inc. .....   1,469         60,067
+Corixa Corporation.............   9,257        139,503
 Corn Products International,
  Inc. .........................   7,889        278,087
 Cornerstone Realty Income
  Trust, Inc. ..................  10,403        118,074
+The Corporate Executive Board
  Company.......................   7,742        284,131
 Corporate Office Properties
  Trust.........................     700          8,309
+Corrections Corporation of
  America.......................   5,794        107,537
 Corus Bankshares, Inc. ........   1,976         89,710
+Corvas International, Inc. ....   6,368         41,710
+CorVel Corporation.............   1,357         44,442
+Cosine Communications, Inc. ...  18,873         29,253
+Cost Plus, Inc. ...............   4,376        115,964
+CoStar Group Inc. .............   2,650         63,626
 Cousins Properties, Inc. ......   7,955        193,784
+Covance Inc. ..................  13,091        297,166
+Covansys Corporation...........   4,009         35,881
+Covanta Energy Corporation.....  11,120         50,262
+Covenant Transport, Inc. (Class
  A)............................     500          7,980
 Crawford & Company (Class B)...   7,709         90,349
+Credence Systems Corporation...  12,968        240,816
+Credit Acceptance Corporation..   2,849         25,356
+Crestline Capital
  Corporation...................   2,978         92,497
 Crompton Corporation...........  25,260        227,340
 Crossman Communities, Inc. ....   1,373         45,309
+Crossroads Systems, Inc. ......   3,612         16,218
 Crown American Realty Trust....   3,200         24,960
+Crown Cork & Seal Company,
  Inc. .........................  26,569         67,485
+Crown Media Holdings, Inc.
  (Class A).....................   3,698         41,750
+CryoLife, Inc. ................   3,428        102,840
 Cubic Corporation..............   1,184         60,810
+Cubist Pharmaceuticals,
  Inc. .........................   5,867        210,977
+Cumulus Media Inc. (Class A)...   6,798        109,992
+Curis, Inc. ...................   5,600         31,416
 Curtiss-Wright Corporation.....   1,267         60,499
+Cyberonics, Inc. ..............   4,269        113,257
+Cygnus, Inc. ..................   6,952         36,498
+Cymer, Inc. ...................   6,831        182,593
+Cytec Industries Inc. .........   8,893        240,111
+DDi Corp. .....................   9,060         89,150
+DIANON Systems, Inc. ..........   1,979        120,323
 DIMON Incorporated.............   9,655         69,516
+DMC Stratex Networks, Inc. ....  17,971        139,814
 DQE, Inc. .....................  12,102        229,091
+DRS Technologies, Inc. ........   2,668         95,114
+DSP Group, Inc. ...............   4,783        111,253

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+DUSA Pharmaceuticals, Inc. ....   3,308   $     26,629
+DVI, Inc. .....................   2,107         36,240
+Daisytek International
  Corporation...................   3,411         44,923
+Daktronics, Inc. ..............   3,299         27,877
+Dal-Tile International Inc. ...  12,438        289,183
 Datascope Corp. ...............   2,570         87,174
+Datastream Systems, Inc. ......   3,611         22,280
+Dean Foods Company.............   8,787        599,270
 Deb Shops, Inc. ...............     300          7,275
+deCODE GENETICS, INC...........   6,200         60,760
+Del Monte Foods Company........   5,548         47,213
+dELiA*s Corp. (Class A)........   5,400         33,480
 Delphi Financial Group, Inc.
  (Class A).....................   2,880         95,904
 Delta and Pine Land Company....   7,278        164,701
+Deltagen, Inc. ................   1,700         15,640
 Deltic Timber Corporation......   2,209         60,527
+Denbury Resources Inc. ........   3,470         25,366
+Dendreon Corporation...........   3,618         36,433
+Dendrite International,
  Inc. .........................   6,464         90,690
 Developers Diversified Realty
  Corporation...................  11,015        210,387
 Diagnostic Products
  Corporation...................   4,761        209,246
 The Dial Corporation...........  21,136        362,482
+DiamondCluster International,
  Inc. (Class A)................   6,219         81,469
+Digene Corporation.............   2,524         74,458
+Digex, Inc. ...................   4,894         14,633
+Digimarc Corporation...........   2,337         43,421
+Digital Generation Systems,
  Inc. .........................   5,800          6,438
+Digital Insight Corporation....   5,230        116,943
+Digital Lightwave, Inc. .......   2,829         26,536
+DigitalThink, Inc. ............   3,245         35,046
+Digitas Inc. ..................   1,928          7,751
 Dillard's, Inc. (Class A)......  13,878        222,048
 Dime Community Bancshares......   3,111         87,295
+Dionex Corporation.............   4,331        110,484
+Direct Focus, Inc. ............   6,463        201,646
+Ditech Communications
  Corporation...................   5,660         34,073
+Diversa Corporation............   5,778         81,759
+Divine Inc. (Class A)..........  17,800         13,172
+Dobson Communications
  Corporation (Class A).........   4,900         41,846
+Docent, Inc. ..................   7,600         24,092
+Documentum, Inc. ..............   8,177        177,604
 Dole Food Company, Inc. .......   8,651        232,106
+Dollar Thrifty Automotive
  Group, Inc. ..................   5,095         78,972
 Donaldson Company, Inc. .......   8,731        339,112
 Doral Financial Corporation....   7,930        247,495
 Dover Downs Entertainment,
  Inc. .........................   3,540         54,162
 Downey Financial Corp. ........   4,406        181,747
+The Dress Barn, Inc. ..........   3,160         79,032
 Dreyer's Grand Ice Cream,
  Inc. .........................   3,965        152,692
+Dril-Quip, Inc. ...............   1,388         33,451

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Duane Reade Inc. ..............   1,728   $     52,445
+DuPont Photomasks, Inc. .......     808         35,108
+Dura Automotive Systems,
  Inc. .........................   3,053         33,583
+DuraSwitch Industries, Inc. ...     400          3,400
+Durect Corporation.............   3,900         45,201
+Dyax Corp. ....................   3,100         34,007
+Dycom Industries, Inc. ........   9,702        162,120
+Dynacq International, Inc. ....   1,152         25,655
 EDO Corporation................   1,826         48,298
+EEX Corporation................   6,990         12,862
+EGL, Inc. .....................   7,995        111,530
+EMCOR Group, Inc. .............   2,218        100,697
+EMCORE Corporation.............   4,686         63,027
+EPIQ Systems, Inc. ............   2,245         43,441
+ESCO Technologies Inc. ........   2,366         81,603
+ESS Technology, Inc. ..........   6,029        128,177
+EXE Technologies, Inc. ........   6,100         31,049
+E.piphany, Inc. ...............  13,480        117,411
+EarthShell Corporation.........   8,256         16,512
 East West Bancorp, Inc. .......   5,098        131,273
 EastGroup Properties, Inc. ....   3,127         72,140
+Echelon Corporation............   5,213         73,816
+Eclipsys Corporation...........   9,731        162,994
+Eden Bioscience Corporation....   3,600         18,252
+Edison Schools, Inc. ..........   5,385        105,815
+Education Management
  Corporation...................   4,471        162,074
+Edwards Lifesciences
  Corporation...................  13,148        363,279
+eFunds Corporation.............  10,088        138,710
+El Paso Electric Company.......  11,308        163,966
+Elantec Semiconductor, Inc. ...   5,027        193,037
 Elcor Corporation..............   4,251        118,135
+Electro Rent Corporation.......   2,553         32,908
+Electro Scientific Industries,
  Inc. .........................   6,061        181,891
+Electroglas, Inc. .............   4,920         72,668
+Electronics Boutique Holdings
  Corp. ........................   2,231         89,106
+Electronics for Imaging,
  Inc. .........................  11,939        266,359
+Elizabeth Arden, Inc. .........   2,293         35,014
+Embarcadero Technologies,
  Inc. .........................   1,730         41,866
+Emex Corporation...............   1,332          4,103
+Emisphere Technologies, Inc. ..   3,558        113,536
 Empire District Electric
  Company.......................   3,868         81,228
+Encompass Services
  Corporation...................  14,644         42,468
+Encore Acquisition Company.....     500          6,655
+Encore Wire Corporation........   2,000         24,200
+Endo Pharmaceuticals Holdings,
  Inc. .........................   3,500         40,845
+Endocare, Inc. ................   2,603         46,672
 Energen Corporation............   6,092        150,168
+Energy Conversion Devices,
  Inc. .........................   2,964         56,227
+Energy Partners, Ltd. .........   4,200         31,710
 Engineered Support Systems,
  Inc. .........................   1,100         37,631

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Entegris Inc. .................   8,500   $     93,160
 Entertainment Properties
  Trust.........................   3,280         63,468
+EntreMed, Inc. ................   3,576         30,217
+Entrust Technologies Inc. .....   9,600         97,824
+Enzo Biochem, Inc. ............   4,790        112,565
 Equity Inns Inc. ..............   7,340         48,591
 Equity One, Inc. ..............     100          1,374
+eSPEED, Inc. (Class A).........   3,523         29,170
+Esperion Therapeutics, Inc. ...   4,817         35,405
 Essex Property Trust, Inc. ....   3,195        157,865
+Esterline Technologies
  Corporation...................   4,390         70,284
+Evergreen Resources, Inc. .....   3,596        138,842
+Exact Sciences Corporation.....     300          3,078
+Exar Corporation...............   8,427        175,703
+Excel Technology, Inc. ........   1,873         32,590
+Exelixis, Inc. ................   7,818        129,935
 Exide Corporation..............   5,966          7,338
+Extensity, Inc. ...............   2,640          5,755
+F5 Networks, Inc. .............   4,219         90,877
 F&M Bancorp....................   2,472         62,912
 F.N.B. Corporation.............   5,051        133,094
+F.Y.I. Incorporated............   2,653         88,875
 FBL Financial Group, Inc.
  (Class A).....................   2,425         40,449
+FEI Company....................   3,355        105,716
+The FINOVA Group Inc. .........   5,000          3,050
+FLIR Systems, Inc. ............   2,383         90,363
+FSI International, Inc. .......   5,644         52,038
+FTI Consulting, Inc. ..........   2,063         67,666
+Factory 2-U Stores Inc. .......   2,927         58,657
 FactSet Research Systems
  Inc. .........................   4,387        153,326
 Fair, Isaac and Company,
  Incorporated..................   3,962        249,685
+The Fairchild Corporation
  (Class A).....................   2,818          8,172
+FalconStor Software, Inc. .....   3,209         29,074
 Farmer Brothers Co. ...........     171         45,315
 Farmers Capital Bank
  Corporation...................   1,585         58,169
 Fedders Corporation............   5,450         16,568
+Federal Agricultural Mortgage
  Corporation...................   1,500         60,750
+Federal-Mogul Corporation......  14,585         11,522
 Federal Realty Investment
  Trust.........................   7,930        182,390
 Federal Signal Corporation.....  10,159        226,241
 FelCor Lodging Trust Inc. .....   6,070        101,430
 Ferro Corporation..............   6,276        161,921
+FiberCore, Inc. ...............   5,900         14,160
 Fidelity Bankshares, Inc. .....   3,648         58,259
+FileNET Corporation............   7,882        159,926
+Financial Federal
  Corporation...................   2,367         73,969
 Financial Institutions,
  Inc. .........................   1,300         30,420
+The Finish Line, Inc. .........   4,233         64,723
 The First American Financial
  Corporation...................  15,135        283,630
 First Bancorp..................   1,524         34,366
 First Busey Corporation........   1,976         42,444
 First Charter Corporation......   6,723        119,737

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 First Citizens BancShares, Inc.
  (Class A).....................   1,347   $    131,669
 First Commonwealth Financial
  Corporation...................  12,634        145,544
 First Community Bancshares,
  Inc. .........................   1,400         41,314
+First Consulting Group,
  Inc. .........................   3,474         53,847
 First Essex Bancorp, Inc. .....   1,416         39,903
 First Federal Capital Corp. ...   2,912         45,718
 First Financial Bancorp........   7,987        140,971
 First Financial Bankshares,
  Inc. .........................   2,412         72,601
 First Financial Corporation....   1,522         66,740
 First Financial Holdings,
  Inc. .........................   2,826         68,304
+First Horizon Pharmaceutical
  Corporation...................   2,400         70,536
 First Indiana Corporation......   1,831         40,117
 First Industrial Realty Trust,
  Inc. .........................   8,706        270,757
 First Merchants Corporation....   2,472         59,377
 First Midwest Bancorp, Inc. ...  11,016        321,557
 First Niagara Financial Group,
  Inc. .........................   2,168         36,487
 First Place Financial Corp. ...   2,600         40,950
+First Republic Bank............   1,900         45,885
 First Sentinel Bancorp Inc. ...   5,867         73,455
 Firstbank Corp. ...............   4,486        127,851
+FirstFed Financial Corp. ......   3,700         94,831
 Fisher Communications, Inc. ...     800         35,200
+Fisher Scientific International
  Inc. .........................  12,033        351,364
 Flagstar Bancorp, Inc. ........   1,550         31,201
 Fleetwood Enterprises, Inc. ...   7,299         82,698
 Fleming Companies, Inc. .......   9,240        170,940
 Florida East Coast Industries,
  Inc. .........................   5,081        117,625
 Florida Rock Industries,
  Inc. .........................   4,189        153,234
+Flow International
  Corporation...................   1,700         21,029
+Flowers Foods, Inc. ...........   3,781        150,938
+Flowserve Corporation..........   8,446        224,748
 Flushing Financial
  Corporation...................   2,350         41,830
+Foamex International Inc. .....   2,300         18,630
+Focal Communications
  Corporation...................   1,400            854
 Focal Communications
  Corporation (Warrants) (a)....     220              0
+Footstar, Inc. ................   4,436        138,847
 Forest City Enterprises, Inc.
  (Class A).....................   5,445        210,721
+Forrester Research, Inc. ......   3,081         62,051
+Forward Air Corporation........   2,788         94,569
+Fossil, Inc. ..................   3,037         63,777
 Franklin Electric Co., Inc. ...     915         75,030
 Fred's, Inc. ..................   2,460        100,762
+FreeMarkets, Inc. .............   6,669        159,856
 Fremont General Corporation....  12,761         99,791
+Friedman, Billings, Ramsey
  Group, Inc. (Class A).........   4,958         25,732
 Friedman's Inc. (Class A)......   2,200         18,524
+Frontier Airlines, Inc. .......   6,655        113,135
 Frontier Financial
  Corporation...................   3,641         95,249

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Frontier Oil Corporation.......   5,715   $     95,098
+ftd.com inc....................   2,317         16,219
+FuelCell Energy, Inc. .........   6,026        109,312
+Furniture Brands International,
  Inc. .........................  11,203        358,720
 G & K Services, Inc. (Class
  A)............................   4,577        147,837
 GBC Bancorp....................   1,734         51,153
+GTECH Holdings Corporation.....   6,241        282,655
+Gabelli Asset Management Inc.
  (Class A).....................   1,096         47,347
 Gables Residential Trust.......   5,282        156,347
 Garan, Incorporated............     800         34,000
+Gardner Denver Inc. ...........   2,757         61,536
+Gartner Group, Inc. (Class
  A)............................  17,259        201,758
+Gaylord Entertainment
  Company.......................   4,855        119,433
+Genaissance Pharmaceuticals,
  Inc. .........................   3,600         16,740
 GenCorp Inc. ..................   6,971         98,361
+Gene Logic Inc. ...............   6,039        113,775
+Genelabs Technologies, Inc. ...   7,300         13,505
+Genencor International Inc. ...   1,700         27,132
 General Cable Corporation......   6,790         88,949
+General Communication, Inc.
  (Class A).....................   8,239         70,279
+Genesco Inc. ..................   4,538         94,209
+GenesisIntermedia, Inc. .......   3,300              0
+The Genlyte Group
  Incorporated..................   2,373         70,620
+Genome Therapeutics Corp. .....   4,394         29,923
+GenStar Therapeutics
  Corporation...................   1,500          3,705
+Genta Incorporated.............   3,497         49,762
 Gentek, Inc. ..................     962          1,645
+Gentiva Health Services,
  Inc. .........................   4,090         89,775
+Genuity Inc. ..................  34,588         54,649
+Genzyme Corporation - Genzyme
  Biosurgery Division...........   6,800         36,108
+Genzyme Molecular Oncology.....   2,800         22,400
+Genzyme Transgenics
  Corporation...................   4,234         24,642
 Georgia Gulf Corporation.......   5,337         98,734
 Gerber Scientific, Inc. .......   4,138         38,483
 German American Bancorp........   2,420         39,204
+Geron Corporation..............   4,529         39,402
+Getty Images, Inc. ............   7,400        170,052
 Getty Realty Corporation.......     800         15,080
 Gibraltar Steel Corporation....   1,223         21,427
 Glacier Bancorp, Inc. .........   2,400         49,968
 Glenborough Realty Trust
  Incorporated..................   4,339         84,177
 Glimcher Realty Trust..........   5,456        102,736
+Global Imaging Systems,
  Inc. .........................     700         10,451
 Global Payments Inc. ..........   7,790        267,976
+Global Sports, Inc. ...........   1,400         27,930
+GlobalSCAPE, Inc. .............     290              0
+GlobespanVirata, Inc. .........  22,917        296,773
 Gold Banc Corporation..........   6,722         47,793
+Golden Telecom, Inc. ..........   1,792         20,913
 The Gorman-Rupp Company........   1,200         32,220

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Graco Inc. ....................   6,916   $    270,070
 Granite Construction
  Incorporated..................   6,771        163,046
 Gray Communications Systems,
  Inc. .........................   2,303         31,966
 Great American Financial
  Resources, Inc. ..............   1,333         24,994
+The Great Atlantic & Pacific
  Tea Company, Inc. ............   4,431        105,369
 Great Lakes REIT, Inc. ........   2,727         43,632
 Great Southern Bancorp,
  Inc. .........................   1,439         43,889
 Greater Bay Bancorp............  10,460        298,947
+Green Mountain Coffee, Inc. ...   1,111         30,430
 Greif Bros. Corporation (Class
  A)............................   2,775         91,436
 Grey Global Group Inc. ........     136         90,678
+Grey Wolf, Inc. ...............  31,843         94,574
+Griffon Corporation............   5,847         87,705
+Group 1 Automotive, Inc. ......   3,132         89,293
+Guess?, Inc. ..................   1,185          8,887
+Guilford Pharmaceuticals
  Inc. .........................   4,336         52,032
+Guitar Center, Inc. ...........   3,939         53,728
+Gulf Island Fabrication,
  Inc. .........................   1,117         13,974
+GulfMark Offshore, Inc. .......     600         16,986
+The Gymboree Corporation.......   6,658         79,430
 H.B. Fuller Company............   6,240        179,525
+H Power Corp. .................   5,100         15,912
 HEICO Corporation..............   2,126         32,039
 HEICO Corporation (Class A)....     212          2,860
+HNC Software Inc. .............   7,787        160,412
 HRPT Properties Trust..........  29,088        251,902
+Haemonetics Corporation........   4,372        148,298
+Hain Celestial Group, Inc. ....   4,657        127,881
 Hancock Fabrics, Inc. .........   2,400         31,560
 Hancock Holding Company........   1,718         73,943
+Handleman Company..............   5,561         82,581
+Handspring, Inc. ..............   3,300         22,242
 Harbor Florida Bancshares,
  Inc. .........................   4,517         76,789
 Harleysville Group Inc. .......   6,362        151,988
 Harleysville National
  Corporation...................   3,576         84,215
 Harman International
  Industries, Incorporated......   7,130        321,563
+Harmonic Inc. .................  12,096        145,394
 Harsco Corporation.............   8,906        305,476
+Harvard Bioscience, Inc. ......   1,804         17,932
 Haverty Furniture Companies,
  Inc. .........................   2,936         48,591
 Hawaiian Electric Industries,
  Inc. .........................   7,086        285,424
+Hayes Lemmerz International,
  Inc. .........................   3,443            861
+Headwaters Incorporated........   5,146         58,973
 Health Care REIT, Inc. ........   6,669        162,390
 Healthcare Realty Trust,
  Inc. .........................   9,052        253,456
+HealthExtras, Inc. ............   1,600          9,136
+Heartland Express, Inc. .......   3,314         92,030
+Heidrick & Struggles
  International, Inc. ..........   3,858         70,023
 Helix Technology Corporation...   4,661        105,106

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Hemispherx Biopharma, Inc. ....   2,700   $     12,150
 Herbalife International, Inc.
  (Class A).....................   3,821         54,335
+Hexcel Corporation.............   4,462         13,743
+hi/fn, inc.....................   1,780         25,757
+Hibbett Sporting Goods,
  Inc. .........................     600         18,180
 Hickory Tech Corporation.......   2,899         49,138
 Highwoods Properties, Inc. ....  11,979        310,855
 Hilb, Rogal and Hamilton
  Company.......................   3,103        173,923
 Holly Corporation..............   1,000         19,250
+Hollywood Casino Corporation...   1,000         10,500
+Hollywood Entertainment
  Corporation...................   8,607        122,994
 Home Properties of New York,
  Inc. .........................   3,920        123,872
 Hooper Holmes, Inc. ...........  12,697        113,638
 Horace Mann Educators
  Corporation...................   9,068        192,423
+Horizon Offshore, Inc. ........   3,485         26,277
+Hot Topic, Inc. ...............   3,636        114,134
+HotJobs.com, Ltd. .............   5,863         60,917
+The Houston Exploration
  Company.......................   1,883         63,231
+Hovnanian Enterprises, Inc.
  (Class A).....................   3,232         68,777
 Hudson River Bancorp, Inc. ....   2,800         61,320
 Hudson United Bancorp..........  10,239        293,859
 Hughes Supply, Inc. ...........   5,290        163,302
+Hutchinson Technology
  Incorporated..................   5,617        130,427
+Hydril Company.................   2,200         38,786
+Hyperion Solutions
  Corporation...................   7,206        143,111
+Hyseq, Inc. ...................   2,607         20,126
+I-many, Inc. ..................   7,808         75,347
+I-STAT Corporation.............   3,876         30,582
 IBERIABANK Corporation.........   1,300         36,036
+ICU Medical, Inc. .............   1,000         44,500
 IDEX Corporation...............   6,781        233,944
+IDEXX Laboratories, Inc. ......   7,424        211,658
+IDT Corporation................   2,684         52,365
+IDT Corporation (Class B)......   5,162         85,741
+IDX Systems Corporation........   3,327         43,284
+IGEN International, Inc. ......   2,776        111,318
+IHOP Corp. ....................   3,748        109,816
 IKON Office Solutions, Inc. ...  31,606        369,474
+ILEX Oncology, Inc. ...........   5,824        157,481
 IMC Global Inc. ...............  24,125        313,625
+IMPATH Inc. ...................   3,598        160,147
+IMPCO Technologies, Inc. ......   1,454         18,451
+IMPSAT Fiber Networks Inc. ....   2,453            429
+INAMED Corporation.............   3,527        106,057
 IRT Property Company...........   5,893         62,466
+ITCpara. DeltaCom, Inc. .......   8,728          7,593
+ITT Educational Services,
  Inc. .........................   5,279        194,637
+ITXC Corp. ....................   5,914         42,522
+IVEX Packaging Corporation.....   3,554         67,526
+IXYS Corporation...............   2,193         17,741
+iBasis, Inc. ..................   5,808          7,608
+Identix Incorporated...........   6,030         87,978

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Illumina, Inc. ................   3,500   $     41,160
+Imation Corp. .................   7,378        159,217
+The Immune Response
  Corporation...................   7,662         10,267
+ImmunoGen, Inc. ...............   8,727        144,694
+Immunomedics, Inc. ............   8,509        172,392
+Impax Laboratories, Inc. ......   3,000         40,320
+Incyte Pharmaceuticals,
  Inc. .........................  14,724        288,001
 Independence Community Bank
  Corp. ........................  13,209        300,637
 Independent Bank Corp. ........   2,745         58,990
 Independent Bank Corporation...   2,205         61,299
+Indus International, Inc. .....   5,772         42,136
+IndyMac Mortgage Holdings,
  Inc. .........................  13,334        311,749
+Inet Technologies, Inc. .......   1,400         14,798
+InFocus Corporation............   8,666        190,825
+Infogrames, Inc. ..............   3,253         23,064
+Information Holdings Inc. .....   4,118        116,581
+Information Resources, Inc. ...   5,400         44,820
+InfoSpace.com, Inc. ...........  53,473        109,620
+infoUSA Inc. ..................   5,561         38,593
 Ingles Markets, Incorporated
  (Class A).....................   2,164         25,860
+Inkine Pharmaceutical Company,
  Inc. .........................   6,200          9,672
+Inktomi Corporation............  25,357        170,145
 Innkeepers USA Trust...........   5,092         49,902
+Innovative Solutions and
  Support, Inc. ................   1,000          7,770
+Input/Output, Inc. ............  10,146         83,299
+Insight Enterprises, Inc. .....   8,598        211,511
+Insignia Financial Group,
  Inc. .........................   4,272         46,138
+Insituform Technologies, Inc.
  (Class A).....................   5,138        131,430
+Insmed Incorporated............   6,600         25,212
+Inspire Pharmaceuticals,
  Inc. .........................   3,841         54,120
+Insurance Auto Auctions,
  Inc. .........................   1,965         28,512
 Integra Bank Corporation.......   3,474         72,746
+Integra LifeSciences
  Holdings......................   2,500         65,850
+Integral Systems, Inc. ........   1,800         34,650
+Integrated Circuit Systems,
  Inc. .........................   5,693        128,605
+Integrated Electrical Services,
  Inc. .........................   6,497         33,265
+Integrated Silicon Solution,
  Inc. .........................   6,138         75,129
+InteliData Technologies
  Corporation...................   9,277         26,254
+Interactive Data Corporation...   8,164        115,439
+Interactive Intelligence,
  Inc. .........................     838          5,824
+The InterCept Group, Inc. .....   2,943        120,369
+InterDigital Communications
  Corporation...................  12,241        118,738
 Interface, Inc. ...............  10,021         56,218
+Intergraph Corp. ..............  11,087        152,335
+Interland, Inc. ...............   8,503         17,941
+Interlogix Inc. ...............   4,283        165,624
+Intermagnetics General
  Corporation...................   2,856         73,970
+InterMune Inc. ................   6,214        306,102

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Internap Network Services
  Corporation...................  32,400   $     37,584
 International Bancshares
  Corporation...................   3,684        155,281
+International Game Technology..   2,913        198,958
 International Multifoods.......   3,444         82,312
+International Specialty
  Products Inc. ................   2,365         21,167
+Internet Capital Group,
  Inc. .........................  43,682         52,855
+Interneuron Pharmaceuticals,
  Inc. .........................   8,288         91,914
 Interpool, Inc. ...............   2,883         55,498
 Interstate Bakeries
  Corporation...................   6,228        150,593
+InterTAN, Inc. ................   5,979         75,096
 Inter-Tel Inc. ................   4,177         80,282
+Intertrust Technologies
  Corporation...................  14,188         17,451
+InterVoice-Brite, Inc. ........   6,788         86,886
+Intrado Inc. ..................   2,300         61,640
+Intuitive Surgical, Inc. ......   7,062         70,832
 Invacare Corp. ................   4,622        155,808
 Investors Real Estate Trust....   3,400         31,620
+Iomega Corporation.............  12,103        101,060
+Ionics, Inc. ..................   3,867        116,126
 Irwin Financial Corporation....   1,848         31,416
+Isis Pharmaceuticals, Inc. ....   7,389        163,962
+Isle of Capri Casinos, Inc. ...   4,275         57,199
+Itron, Inc. ...................   3,282         99,445
+Ixia...........................   9,229        118,593
+J.B. Hunt Transport Services,
  Inc. .........................   3,494         81,061
+J.D. Edwards & Company.........  22,183        364,910
+J & J Snack Foods Corp. .......     700         17,115
+J. Jill Group Inc. ............   2,508         53,997
 The J.M. Smucker Company.......   4,288        151,709
+JAKKS Pacific, Inc. ...........   4,261         80,746
+JDA Software Group, Inc. ......   4,408         98,519
 JDN Realty Corporation.........   6,971         85,952
 JLG Industries, Inc. ..........   9,098         96,894
+JNI Corp. .....................   5,288         43,943
 JP Realty, Inc. ...............   2,098         49,911
+Jack in the Box Inc. ..........   8,218        226,324
 Jeffries Group, Inc. ..........   4,970        210,281
 John H. Harland Company........   6,482        143,252
 John Wiley & Sons, Inc. (Class
  A)............................  10,037        231,152
+Jones Lang Lasalle Inc. .......   6,408        115,664
+Journal Register Co. ..........   5,933        124,830
+K2 Inc. .......................   3,000         21,630
 KB HOME........................   7,797        312,660
+KCS Energy, Inc. ..............   6,394         19,949
 K-Swiss Inc. (Class A).........   1,424         47,348
+K-V Pharmaceutical Company
  (Class B).....................   4,868        158,015
+Kadant Inc. ...................     270          3,915
+Kaiser Aluminum Corporation....   5,249          8,503
 Kaman Corp. (Class A)..........   4,994         77,906
+Kana Software, Inc. ...........   3,393         66,028
 Kansas City Life Insurance
  Company.......................   1,342         49,788

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Kansas City Southern
  Industries, Inc. .............  12,776   $    180,525
 Kaydon Corp. ..................   6,126        138,938
+Keane, Inc. ...................  11,858        213,800
 Keithley Instruments, Inc. ....   1,401         23,677
 Kellwood Co. ..................   5,082        122,019
 Kelly's Services, Inc. (Class
  A)............................   3,568         78,104
+Kendle International Inc. .....   1,700         34,272
 Kennametal Inc. ...............   6,903        277,984
+Kenneth Cole Productions, Inc.
  (Class A).....................     992         17,558
+Keryx Biopharmaceuticals,
  Inc. .........................   1,900         13,870
+Key Energy Services, Inc. .....  20,998        193,182
+Key Production Company, Inc. ..   3,337         56,729
+Key3Media Group, Inc. .........   6,006         32,012
+Keynote Systems, Inc. .........   5,538         51,780
 Keystone Property Trust........   1,504         19,687
+kforce.com, Inc. ..............   5,496         34,570
 Kilroy Realty Corporation......   5,478        143,907
 Kimball International (Class
  B)............................   7,574        114,746
+Kindred Healthcare, Inc. ......      67          3,418
+Kirby Corporation..............   4,130        113,781
+Knight Transportation, Inc. ...   3,550         66,678
 Koger Equity, Inc. ............   5,548         90,432
+Kopin Corporation..............  13,800        193,200
+Korn/Ferry International.......   8,168         86,989
+Kos Pharmaceuticals, Inc. .....   1,166         40,344
+Kosan Biosciences, Inc. .......   2,100         16,779
 Kramont Realty Trust...........   3,400         49,640
+Kroll Inc. ....................   2,100         31,710
+Kronos, Inc. ..................   4,116        199,132
+Kulicke and Soffa Industries...  10,856        186,180
 LNR Property Corp. ............   4,944        154,154
 LSI Industries Inc. ...........   2,550         44,370
+LTX Corporation................  10,703        224,121
+La Jolla Pharmaceutical
  Company.......................   6,600         59,004
+La Quinta Properties, Inc. ....  28,700        164,738
 La-Z-Boy Inc. .................  10,781        235,241
+Labor Ready, Inc. .............   9,022         46,102
 The Laclede Group, Inc. .......   3,948         94,357
+Ladenburg Thalmann Financial
  Services Inc. ................   1,083            942
+Ladish Co., Inc. ..............   1,800         19,656
 Lakeland Bancorp, Inc. ........   2,564         41,793
 Lancaster Colony Corporation...   6,302        223,784
 Lance, Inc. ...................   5,300         75,737
+Land's End, Inc. ..............   2,478        124,296
 LandAmerica Financial Group,
  Inc. .........................   4,099        117,641
 Landauer, Inc. ................   1,778         60,185
 Landry's Seafood Restaurants...   3,396         63,335
+Landstar System, Inc. .........   1,902        137,914
+Lantronix, Inc. ...............   4,364         27,580
+Large Scale Biology Corp. .....   1,700          7,650
 LaSalle Hotel Properties.......   3,020         35,455
 Lawson Products, Inc. .........   1,147         29,822
+Leap Wireless International,
  Inc. .........................   6,767        141,904

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Learning Tree International,
  Inc. .........................   2,730   $     76,167
+LeCroy Corporation.............   1,200         21,840
 Lee Enterprises,
  Incorporated..................   9,673        351,807
+Legato Systems, Inc. ..........  19,620        254,471
 Lennox International Inc. .....   8,735         84,729
+Lexar Media, Inc. .............   9,174         24,219
+Lexent Inc. ...................   2,600         16,250
+Lexicon Genetics Incorporated..   6,905         79,684
 Lexington Corporate Properties
  Trust.........................   3,742         58,001
 Libbey, Inc. ..................   3,233        105,557
+Liberate Technologies, Inc. ...  22,986        263,879
 The Liberty Corporation........   3,754        154,477
+Liberty Digital, Inc. (Class
  A)............................   5,228         18,089
+Liberty Livewire Corporation
  (Class A).....................   1,598         11,101
+LifePoint Hospitals, Inc. .....   8,495        289,170
+Ligand Pharmaceuticals
  Incorporated (Class B)........   9,216        164,966
+Lightbridge, Inc. .............   5,791         70,361
+LightPath Technologies, Inc.
  (Class A).....................   4,628         16,429
 Lincoln Electric Holdings,
  Inc. .........................   6,992        170,884
 Lindsay Manufacturing Co. .....   2,213         42,822
+Linens 'n Things, Inc. ........   8,018        204,459
 Liqui-Box Corporation..........     648         26,730
+Lithia Motors, Inc. ...........     700         14,490
+Littelfuse Inc. ...............   4,060        106,534
+Local Financial Corp. .........   3,500         48,965
+LodgeNet Entertainment
  Corporation...................   2,072         35,410
 Lone Star Steakhouse & Saloon,
  Inc. .........................   3,954         58,638
+Lone Star Technology...........   5,558         97,821
 Longs Drug Stores Corporation..   6,383        149,235
 Longview Fibre Company.........  11,421        134,882
+Loudcloud, Inc. ...............   1,500          6,360
 Louisiana-Pacific
  Corporation...................  23,309        196,728
+Luby's Cafeterias Inc. ........   5,018         28,653
 Lufkin Industries, Inc. .......     700         18,760
+Luminex Corporation............   3,351         56,833
+Lydall, Inc. ..................   2,500         25,000
+Lynch Interactive
  Corporation...................     538         37,122
 M/I Schottenstein Homes,
  Inc. .........................   1,000         49,770
 MAF Bancorp, Inc. .............   4,069        120,035
+MAXIMUS, Inc. .................   2,404        101,112
+MB Financial, Inc. ............   1,300         35,347
+MCSi, Inc. ....................   2,338         54,826
 MDC Holdings, Inc. ............   4,096        154,803
+MEMC Electronic Materials,
  Inc. .........................   8,425         29,909
+MGI Pharma, Inc. ..............   4,602         70,319
+MIPS Technologies, Inc. (Class
  A)............................   8,847         76,438
+MKS Instruments, Inc. .........   4,580        123,797
+MRO Software, Inc. ............   3,230         75,517
+MRV Communications, Inc. ......  17,179         72,839
+MSC Industrial Direct Co., Inc.
  (Class A).....................   8,515        168,171

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+MSC.Software Corp. ............   4,000   $     62,400
+MTR Gaming Group, Inc. ........   2,800         44,800
 MTS Systems Corporation........   3,900         39,429
 MacDermid, Inc. ...............   4,667         79,106
 Macerich Company...............   6,510        173,166
+MacroChem Corporation..........   5,399         16,467
+Macromedia, Inc. ..............  12,671        225,544
 Madison Gas & Electric Co. ....   3,445         91,120
+Magellan Health Services,
  Inc. .........................   5,504         34,950
+Magna Entertainment Corp.
  (Class A).....................   3,500         24,500
+Magnetek, Inc. ................   3,737         33,670
+Magnum Hunter Resources,
  Inc. .........................   5,600         46,480
+Mail-Well, Inc. ...............   6,760         27,716
 Main Street Banks, Inc. .......   1,400         22,960
+The Management Network Group,
  Inc. .........................   1,109          7,652
+Manhattan Associates, Inc. ....   3,139         91,502
 The Manitowoc Co., Inc. .......   5,511        171,392
 Manu Home Communications.......   3,094         96,564
+Manufacturers' Services
  Limited.......................   2,100         13,125
+MapInfo Corporation............   3,090         48,482
 Marcus Corporation.............   3,879         54,888
+Martek Biosciences
  Corporation...................   3,512         76,386
+Martha Stewart Living
  Omnimedia, Inc. (Class A).....   1,882         30,959
+MasTec, Inc. ..................   4,600         31,970
 Mathews International Corp.
  (Class A).....................   6,573        161,564
+Matrix Pharmaceutical, Inc. ...   5,729          8,995
+MatrixOne, Inc. ...............   6,597         85,695
+Mattson Technology, Inc. ......   6,799         59,899
+Maui Land & Pineapple Company,
  Inc. .........................     663         15,919
+Maverick Tube Corporation......   7,363         95,351
+Maxim Pharmaceuticals, Inc. ...   4,927         33,996
+Maxwell Technologies, Inc. ....   1,900         18,620
+Maxygen Inc. ..................   6,301        110,709
+McAfee.com Corporation.........   1,234         41,845
 McGrath Rentcorp...............   1,505         56,468
+McMoRan Exploration Co. .......   2,753         15,940
+Measurement Specialties,
  Inc. .........................   1,000          9,410
+Mechanical Technology
  Incorporated..................   4,339         11,889
 Medallion Financial Corp. .....   3,178         25,106
+The Med-Design Corporation.....   1,726         33,657
 Medford Bancorp, Inc. .........   1,300         27,508
 Media General, Inc. (Class A)..   2,705        134,790
+The Medicines Company..........   4,927         57,104
+Medis Technologies Ltd. .......   1,300          9,555
+MedQuist Inc. .................   2,296         67,158
+MemberWorks Incorporated.......   2,154         30,178
+The Men's Wearhouse, Inc. .....   7,061        145,810
 Mentor Corporation.............   4,772        136,288
+Mercury Computer Systems,
  Inc. .........................   4,056        158,630
+The Meridian Resource
  Corporation...................   6,311         25,181
 Meristar Hospitality Corp. ....   8,358        118,684

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Meritage Corporation...........     700   $     35,910
+Merix Corporation..............   3,073         53,009
+Mesa Air Group, Inc. ..........   6,656         50,053
+Mesaba Holdings, Inc. .........   2,744         19,537
+Mestek, Inc. ..................     100          2,365
+MetaSolv, Inc. ................   6,208         48,733
+Metawave Communications
  Corporation...................   9,333         29,119
 Methode Electronics............   6,380         51,040
+Metro One Telecommunications,
  Inc. .........................   3,942        119,245
+Metromedia International Group,
  Inc. .........................  16,469         13,340
+Michael's Stores...............  14,408        474,744
+Micro General Corporation......   1,700         23,307
 MicroFinancial Incorporated....   1,600         16,400
+Micros Systems, Inc. ..........   3,899         97,865
+Microsemi Corporation..........   6,145        182,507
+MicroStrategy Incorporated.....   7,464         28,736
+Microtune, Inc. ...............   5,209        122,203
+Microvision, Inc. .............   2,292         32,638
+Mid Atlantic Medical Services,
  Inc. .........................  10,540        239,258
 Mid-America Apartment
  Communities, Inc. ............   3,129         82,293
+Mid-Atlantic Realty Trust......   1,900         29,545
 Mid-State Bancshares...........   4,350         70,818
 MidAmerica Bancorp.............   1,508         49,915
 Midas Group, Inc. .............   3,342         38,433
 Middlesex Water Company........   1,125         38,160
 The Midland Company............     929         40,690
+Midway Games Inc. .............   5,474         82,165
 Midwest Banc Holdings, Inc. ...   1,520         32,300
+Midwest Express Holdings.......   2,630         38,398
 Milacron Inc. .................   3,472         54,892
+Millennium Cell Inc. ..........   3,902         20,368
 Millennium Chemicals Inc. .....  14,140        178,164
 Mills Corp. ...................   3,981        105,417
 Mine Safety Appliances
  Company.......................   1,742         69,941
 Minerals Technologies, Inc. ...   4,353        203,024
+Miravant Medical Technologies..   3,062         29,426
 Mission West Properties
  Inc. .........................   2,600         33,072
 Mississippi Valley Bancshares,
  Inc. .........................   1,295         50,764
+Mobile Mini, Inc. .............   2,871        112,314
 Modine Manufacturing Co. ......   5,894        137,507
+Modis Professional Services,
  Inc. .........................  20,405        145,692
+Moldflow Corporation...........     400          5,728
+Molecular Devices Corporation..   3,637         75,904
+Monaco Coach Corporation.......   5,024        109,875
+The Montana Power Company......  22,594        129,915
+Moog Inc. (Class A)............   2,406         52,451
 Movado Group, Inc. ............   1,400         26,880
+Movie Gallery, Inc. ...........   1,610         39,220
+Mueller Industries, Inc. ......   6,482        215,526
+Multex.com Inc. ...............   6,051         27,229
 Myers Industries, Inc. ........   3,656         49,904

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 NACCO Industries, Inc. (Class
  A)............................   1,387   $     78,768
+NATCO Group Inc. ..............     900          6,300
 NBC Capital Corporation........   1,347         41,366
 NBT Bancorp Inc. ..............   4,713         68,291
+NBTY Inc. .....................   9,414        110,144
 NCH Corporation................     508         26,492
+NCI Building Systems, Inc. ....   3,568         63,154
+NCO Group, Inc. ...............   4,061         92,997
 NDCHealth Corporation..........   7,164        247,516
+NEON Communications, Inc. .....   1,669          4,523
 NL Industries, Inc. ...........   2,134         32,586
+NMS Communications
  Corporation...................   7,745         37,331
 NN, Inc. ......................   2,765         30,830
+NPS Pharmaceuticals, Inc. .....   6,123        234,511
+NS Group, Inc. ................   3,855         28,835
+NTELOS Inc. ...................   3,493         54,107
 NUI Corporation................   2,983         70,697
+NVR, Inc. .....................   1,494        304,776
+NYFIX, Inc. ...................   5,253        105,165
 NYMAGIC, Inc. .................     100          1,609
+Nabi...........................   8,354         86,213
+Nanogen, Inc. .................   2,941         16,970
+Nanometrics Incorporated.......   1,724         33,446
+Nanophase Technologies
  Corporation...................   1,800         10,602
+NaPro Bio Therapeutics,
  Inc. .........................   4,600         52,440
 Nash-Finch Company.............   2,377         73,925
+National Beverage Corp. .......   1,195         14,161
 National Golf Properties,
  Inc. .........................   2,391         21,208
 National Health Investors,
  Inc. .........................   4,529         67,029
+National Healthcare
  Corporation...................   1,300         19,981
 National Penn Bancshares,
  Inc. .........................   3,745         82,392
 National Presto Industries,
  Inc. .........................   1,050         29,137
+National Processing, Inc. .....   1,324         43,030
 National Service Industries,
  Inc. .........................   9,160         18,503
+National Western Life Insurance
  Company (Class A).............     462         51,374
 Nationwide Health Properties,
  Inc. .........................  10,459        195,479
 Natures Sunshine Products,
  Inc. .........................   1,500         17,610
+Nautica Enterprises, Inc. .....   4,766         60,957
+Navigant Consulting, Inc. .....   8,423         46,326
+Navigant International,
  Inc. .........................   3,111         35,621
+NeoPharm, Inc. ................   2,200         55,110
+Neose Technologies, Inc. ......   2,563         93,857
+Net.B@nk, Inc. ................   5,711         59,851
+Net2Phone, Inc. ...............   3,780         25,515
+Netegrity, Inc. ...............   5,255        101,737
+NetIQ Corporation..............   8,674        305,845
+NetRatings, Inc. ..............   1,017         15,947
+Netro Corporation..............   9,001         33,034
+NetScout Systems, Inc. ........   2,785         22,029
+Network Plus Corp. ............   3,033          3,518
+Neurocrine Biosciences,
  Inc. .........................   5,132        263,323
+Neurogen Corporation...........   2,898         50,657

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 New Century Financial
  Corporation...................   1,800   $     24,354
 New England Business Services,
  Inc. .........................   2,507         48,009
+New Focus, Inc. ...............  11,268         42,931
+New Horizons Worldwide, Inc. ..     800          9,200
 New Jersey Resources
  Corporation...................   3,916        183,269
 New York Community Bancorp,
  Inc. .........................  18,097        413,878
+Newpark Resources, Inc. .......  14,720        116,288
 Newport Corporation............   7,635        147,203
+NewPower Holdings, Inc. .......   9,946          7,360
+Next Level Communications,
  Inc. .........................   3,600         12,060
+NextCard, Inc. ................   7,215          3,752
 Nordson Corporation............   5,210        137,596
+Nortek, Inc. ..................   1,730         48,267
+North American Scientific,
  Inc. .........................   1,200         16,080
 North Pittsburgh Systems,
  Inc. .........................   3,721         68,838
+Northfield Laboratories
  Inc. .........................   1,900         16,304
 Northwest Bancorp, Inc. .......   2,667         30,510
 Northwest Natural Gas
  Company.......................   5,499        140,224
 Northwestern Corporation.......   4,991        105,061
+Novadigm, Inc. ................   3,028         28,736
+Novatel Wireless, Inc. ........   3,000          3,660
+Novavax, Inc. .................   2,200         31,020
+Novell, Inc. ..................  76,476        351,025
+Noven Pharmaceuticals, Inc. ...   4,831         85,750
+Novoste Corporation............   2,848         24,892
+Nu Horizons Electronics
  Corp. ........................   2,300         23,644
 Nu Skin Enterprises, Inc.
  (Class A).....................   9,026         78,977
+Nuance Communications Inc. ....   6,134         55,819
+Nuevo Energy Company...........   3,211         48,165
+Numerical Technologies,
  Inc. .........................   4,009        141,117
+O'Charley's Inc. ..............   3,684         68,191
 ONEOK, Inc. ...................  11,591        206,783
+ONYX Software Corporation......   6,473         25,245
+OPNET Technologies, Inc. ......   1,400         20,174
+OSCA, Inc. ....................   1,491         31,087
+OTG Software, Inc. ............   3,776         37,760
+Oak Technology, Inc. ..........   9,968        137,060
+Oceaneering International,
  Inc. .........................   4,904        108,476
 OceanFirst Financial Corp. ....   1,731         41,821
+Octel Corp. ...................   1,600         28,800
+Ocular Sciences, Inc. .........   3,714         86,536
+Ocwen Financial Corporation....   7,465         63,303
+OfficeMax, Inc. ...............  23,300        104,850
+Offshore Logistics, Inc. ......   3,185         56,566
 Oglebay Norton Company.........     794         12,307
+Ohio Casualty Corporation......  12,315        197,656
+Oil States International,
  Inc. .........................   1,400         12,740
 Old Second Bancorp, Inc. ......   1,416         55,819
 Olin Corporation...............   7,758        125,214
 Omega Financial Corporation....   1,841         59,188
+OmniSky Corporation............     300              4
 Omnova Solutions Inc. .........   7,295         49,606

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+On Assignment, Inc. ...........   4,025   $     92,454
+On Command Corporation.........   1,238          3,776
+ON Semiconductor Corporation...   5,800         12,006
 Oneida Ltd. ...................   3,164         40,974
+Onyx Pharmaceuticals, Inc. ....   4,400         22,528
+Oplink Communications, Inc. ...  26,619         50,177
+Optical Cable Corporation......     534            870
+Optical Communication Products,
  Inc. .........................   1,283          5,055
+Option Care, Inc. .............   1,485         29,032
+OraSure Technologies, Inc. ....   6,059         73,617
+Orbital Sciences Corporation...   7,535         31,120
+Orchid Biosciences.............   8,802         48,411
+Oregon Steel Mills, Inc. ......   6,071         30,051
+O'Reilly Automotive, Inc. .....   8,179        298,288
+Organogenesis Inc. ............   6,700         32,160
 Oriental Financial Group
  Inc. .........................   2,434         45,272
 OshKosh B'Gosh, Inc. (Class
  A)............................   2,202         92,352
 Oshkosh Truck Corporation......   3,663        178,571
+Osmonics, Inc. ................   1,400         19,628
 Otter Tail Power Company.......   5,286        154,034
 Overseas Shipholding Group,
  Inc. .........................   6,098        137,205
+Overture Services, Inc. .......   4,353        154,227
 Owens & Minor, Inc. ...........   7,498        138,713
+Owens-Illinois, Inc. ..........  32,526        324,935
 Oxford Industries, Inc. .......   1,321         31,176
+P.F. Chang's China Bistro,
  Inc. .........................   1,554         73,504
+P.H. Glatfelter Company........   2,801         43,640
+PAREXEL International
  Corporation...................   5,697         81,752
+PC Connection, Inc. ...........     959         14,222
+PC-Tel, Inc. ..................   3,026         29,382
+PDI, Inc. .....................   1,721         38,413
+PEC Solutions, Inc. ...........     477         17,940
+PECO II, Inc. .................   2,000         11,920
+PETsMART, Inc. ................  21,735        213,872
 PFF Bancorp, Inc. .............   2,344         64,694
+PICO Holdings, Inc. ...........   2,397         29,962
+PLATO Learning, Inc. ..........   2,400         39,864
+PLX Technology, Inc. ..........   4,186         52,785
 PMA Capital Corporation (Class
  A)............................   3,206         61,876
 PNM Resources Inc. ............   8,519        238,106
+POZEN Inc. ....................   3,900         20,553
+PRAECIS Pharmaceuticals
  Incorporated..................  11,117         64,701
+PRI Automation, Inc. ..........   5,397        110,369
 PS Business Parks, Inc. .......   2,508         79,002
+PSS World Medical, Inc. .......  15,673        127,892
+PYR Energy Corporation.........   2,300          4,554
 Pacific Capital Bancorp........   5,800        161,182
+Pacific Gulf Resources.........   4,517          9,937
 Pacific Northwest Bancorp......   2,608         53,360
+Pacific Sunwear of California,
  Inc. .........................   6,068        123,909
+PacifiCare Health Systems,
  Inc. .........................   5,700         91,200
+Packeteer, Inc. ...............   5,207         38,376

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Pain Therapeutics, Inc. .......   2,700   $     24,732
+Palm Harbor Homes, Inc. .......   3,605         86,340
 Pan Pacific Retail Properties,
  Inc. .........................   5,028        144,404
+Panera Bread Company (Class
  A)............................   2,100        109,284
+Papa John's International,
  Inc. .........................   2,548         70,019
+Paradigm Genetics, Inc. .......   2,992         17,054
 Park Electrochemical Corp. ....   3,649         96,334
 Park National Corporation......   2,604        241,521
+Parker Drilling Company........  19,981         73,730
+ParkerVision, Inc. ............   1,869         39,249
 Parkway Properties, Inc. ......   1,804         59,893
+Pathmark Stores, Inc. .........   6,642        163,792
 Patina Oil & Gas Corporation...   4,301        118,277
+Paxar Corporation..............   7,782        110,504
+Paxson Communications
  Corporation...................   6,668         69,681
+Pediatrix Medical Group,
  Inc. .........................   4,100        139,072
+Pegasus Communications
  Corporation...................   9,395         97,802
+Pegasus Systems, Inc. .........   5,339         75,814
+Pemstar Inc. ..................   4,547         54,564
 Penn Engineering &
  Manufacturing Corp. ..........   2,256         37,788
+Penn National Gaming, Inc. ....   2,089         63,380
 Penn Virginia Corporation......   1,779         60,664
 PennFed Financial Services,
  Inc. .........................     900         22,338
 Pennsylvania Real Estate
  Investment Trust..............   2,779         64,473
 Pennzoil-Quaker State Company..  17,676        255,418
 Penton Media, Inc. ............   4,804         30,073
+Penwest Pharmaceuticals Co. ...   2,000         40,100
 Peoples Energy Corporation.....   7,699        292,023
 The Peoples Holding Company....   1,455         53,835
 The Pep Boys - Manny, Moe &
  Jack..........................  10,010        171,671
+Per-Se Technologies, Inc. .....   6,598         70,929
+Peregrine Pharmaceuticals,
  Inc. .........................  23,155         79,190
+Performance Food Group
  Company.......................   8,031        282,450
+Performance Technologies,
  Incorporated..................   1,500         19,980
+Pericom Semiconductor
  Corporation...................   4,693         68,049
+Perini Corporation.............   1,200          8,400
+Perot Systems Corporation
  (Class A).....................  13,468        275,017
+Perrigo Company................  13,515        159,747
+PetroQuest Energy, Inc. .......   5,486         29,186
+Pharmaceutical Resources,
  Inc. .........................   3,800        128,440
+Pharmacopeia, Inc. ............   5,085         70,631
+Pharmacyclics, Inc. ...........   3,511         34,899
+Pharmos Corporation............  10,200         23,970
+Philadelphia Consolidated
  Holding Corp. ................   2,156         81,303
 Philadelphia Suburban
  Corporation...................  12,562        283,273

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Phillips-Van Heusen
  Corporation...................   5,054   $     55,089
+Phoenix Technologies Ltd. .....   5,162         60,086
+Photon Dynamics, Inc. .........   2,862        130,650
+Photronics, Inc. ..............   5,679        178,037
 Piedmont Natural Gas Company,
  Inc. .........................   6,641        237,748
 Pier 1 Imports, Inc. ..........  21,324        369,758
 Pilgrim's Pride Corporation....   2,869         38,875
+Pinnacle Entertainment,
  Inc. .........................   4,164         25,109
+Pinnacle Holdings Inc. ........  10,081          3,428
+Pinnacle Systems, Inc. ........  10,591         84,093
 Pioneer-Standard Electronics,
  Inc. .........................   6,163         78,270
 Pitt-Des Moines, Inc. .........     700         21,700
 Pittston Brink's Group.........  11,537        254,968
+Pixelworks, Inc. ..............   4,864         78,116
+Plains Resources Inc. .........   4,450        109,515
+Planar Systems Inc. ...........   2,429         51,252
+Plantronics, Inc. .............   7,710        197,684
+Playboy Enterprises, Inc. .....   2,907         49,099
+Playtex Products, Inc. ........   5,776         56,316
+Plexus Corporation.............   9,261        245,972
 Polaris Industries, Inc. ......   5,186        299,492
+PolyMedica Corporation.........   2,357         39,126
 PolyOne Corporation............  17,067        167,257
+Pomeroy Computer Resources,
  Inc. .........................   1,400         18,900
 Pope & Talbot, Inc. ...........   3,344         47,652
 Port Financial Corp. ..........   1,499         39,079
+Portal Software, Inc. .........  21,200         44,096
+Possis Medical, Inc. ..........   3,988         69,471
 Post Properties, Inc. .........   8,486        301,338
 Potlatch Corporation...........   6,297        184,628
+Powell Industries, Inc. .......   1,531         28,737
+Power Integrations, Inc. ......   5,832        133,203
+Powerwave Technologies, Inc. ..  13,077        225,971
+Pre-Paid Legal Services,
  Inc. .........................   3,548         77,701
 Prentiss Properties Trust......   6,850        188,033
 Presidential Life
  Corporation...................   4,793         98,544
+Presstek, Inc. ................   6,840         62,723
+Price Communications
  Corporation...................  10,804        206,248
+Priceline.com Incorporated.....  21,400        124,548
+PriceSmart, Inc. ..............     716         25,060
+Prima Energy Corporation.......   2,143         46,610
 Prime Group Realty Trust.......   1,292         11,925
+Prime Hospitality Corp. .......   9,990        110,390
+Private Media Group, Inc. .....   2,417         23,687
+Prize Energy Corporation.......     389          8,994
+ProAssurance Corporation.......   5,023         88,304
+ProBusiness Services, Inc. ....   3,691         69,391
+The Profit Recovery Group
  International, Inc. ..........   8,213         66,936
+Progress Software
  Corporation...................   6,508        112,458
+Projenics Pharmaceuticals,
  Inc. .........................   1,500         27,705
 Promistar Financial Corp. .....   3,311         80,954
+ProQuest Company...............   2,974        100,848
 Prosperity Bancshares, Inc. ...     700         18,893

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Proton Energy Systems, Inc. ...   7,634   $     62,981
 Provident Bancorp, Inc. .......     700         20,440
 Provident Bancshares
  Corporation...................   5,814        141,280
+Province Healthcare Company....   6,991        215,742
+Proxim, Inc. ..................   5,362         53,191
 Pulitzer Inc. .................   1,855         94,605
+Puma Technology, Inc. .........   8,277         21,355
+Pure Resources, Inc. ..........   2,984         59,978
+QRS Corporation................   2,928         41,285
 Quaker Chemical Corporation....   1,100         22,660
+Quaker City Bancorp, Inc. .....     900         26,865
+Quaker Fabric Corporation......   2,902         24,116
 Quanex Corporation.............   3,005         85,042
+Quicksilver Resources Inc. ....   2,010         38,291
+Quiksilver, Inc. ..............   4,775         82,130
 Quixote Corporation............   1,400         26,600
 R & G Financial Corporation
  (Class B).....................   2,241         38,411
+R.H. Donnelley Corporation.....   6,733        195,594
+RARE Hospitality International,
  Inc. .........................   4,118         92,820
+RCN Corporation................   7,000         20,510
+REMEC, Inc. ...................  10,259        102,487
 RFS Hotel Investors, Inc. .....   5,920         67,370
 RGS Energy Group Inc. .........   7,506        282,226
 RLI Corp. .....................   1,477         66,465
+ROHN Industries, Inc. .........   2,000          4,120
 RPC, Inc. .....................   2,400         42,360
 RPM, Inc. .....................  22,812        329,862
+RTI International Metals,
  Inc. .........................   4,013         39,929
+Radiant Systems, Inc. .........   3,357         38,606
+RadiSys Corporation............   3,242         63,738
+RailAmerica, Inc. .............   4,702         67,991
+Rainbow Technologies, Inc. ....   5,123         37,910
+Ralcorp Holdings, Inc. ........   6,682        151,681
+Rambus Inc. ...................  18,084        144,491
+Range Resources Corporation....  10,637         48,398
 Raymond James Financial,
  Inc. .........................   8,410        298,723
 Rayonier Inc. .................   6,075        306,605
+Rayovac Corporation............   4,564         80,326
+Read-Rite Corporation..........  25,990        171,794
 Realty Income Corporation......   6,439        189,307
 Reckson Associates Realty
  Corporation...................   7,808        182,395
+Recoton Corporation............   1,600         21,760
+Red Hat, Inc. .................   5,997         42,579
 Redwood Trust, Inc. ...........   1,395         33,801
 Regal-Beloit Corporation.......   4,251         92,672
 Regency Centers Corporation....   5,180        143,745
+Regeneration Technologies,
  Inc. .........................   2,765         28,175
+Regeneron Pharmaceuticals,
  Inc. .........................   5,819        163,863
+Regent Communications, Inc. ...   4,071         27,479
 Regis Corporation..............   7,935        204,564
+Register.com, Inc. ............   4,500         51,750
+RehabCare Group, Inc. .........   3,395        100,492

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Reliance Steel & Aluminum
  Co. ..........................   4,047   $    106,234
+Remington Oil & Gas
  Corporation...................   3,620         62,626
+Renaissance Learning, Inc. ....   1,749         53,292
+Renal Care Group, Inc. ........  10,698        343,406
+Rent A Center Inc. ............   1,300         43,641
+Rent-Way, Inc. ................   5,378         32,214
 Republic Bancorp Inc. .........  10,676        147,863
 Republic Bancorp, Inc. (Class
  A)............................   1,809         24,403
+Republic Bancshares, Inc. .....   1,334         17,342
+Research Frontiers
  Incorporated..................   2,304         38,615
+ResortQuest International,
  Inc. .........................   2,800         13,328
 Resource America, Inc. (Class
  A)............................   3,749         35,016
+Resources Connection, Inc. ....   1,616         42,549
+Respironics, Inc. .............   6,690        231,742
+Revlon, Inc. (Class A).........   2,237         14,898
+Ribozyme Pharmaceuticals,
  Inc. .........................   1,986          9,076
+Rigel Pharmaceuticals, Inc. ...   4,900         22,785
 Riggs National Corporation.....   3,001         41,924
+Right Management Consultants,
  Inc. .........................   2,110         36,503
+Rightchoice Managed Care,
  Inc. .........................     900         62,991
 Riviana Foods Inc. ............   1,287         22,844
 Roadway Express, Inc. .........   2,631         96,558
 Roanoke Electric Steel
  Corporation...................   1,800         24,840
 Robbins & Myers, Inc. .........   1,412         33,055
+The Robert Mondavi Corporation
  (Class A).....................   1,842         69,996
 Rock-Tenn Company (Class A)....   2,380         34,272
+Rogers Corporation.............   3,255         98,627
 Rollins, Inc. .................   3,312         66,240
 Roper Industries, Inc. ........   6,521        322,790
+Roxio, Inc. ...................   3,696         61,169
 Royal Bancshares of
  Pennsylvania, Inc. ...........   1,066         21,480
 Ruby Tuesday, Inc. ............  14,201        292,967
 Ruddick Corporation............   6,769        108,236
+Rudolph Technologies, Inc. ....   2,073         71,145
+Rural Cellular Corporation
  (Class A).....................   1,538         34,221
 Russ Berrie and Company,
  Inc. .........................   2,047         61,410
 Russell Corporation............   5,317         79,808
+Ryan's Family Steak Houses,
  Inc. .........................   6,800        147,220
 Ryder System, Inc. ............  11,748        260,218
 Ryerson Tull, Inc. ............   4,893         53,823
 The Ryland Group, Inc. ........   2,676        195,883
 S&T Bancorp, Inc. .............   5,263        127,786
 S.Y. Bancorp, Inc. ............     900         29,970
+S1 Corporation.................  13,022        210,696
+SBA Communications
  Corporation...................   8,497        110,631
+SBS Technologies, Inc. ........   3,388         49,363
+SCM Microsystems, Inc. ........   3,434         50,274
+SCP Pool Corporation...........   4,323        118,666

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 SCPIE Holdings Inc. ...........   1,961   $     57,359
+SEACOR SMIT Inc. ..............   3,808        176,691
 SEMCO Energy, Inc. ............   3,987         42,860
+SERENA Software, Inc. .........   3,497         76,025
+SIPEX Corporation..............   5,161         66,319
+SITEL Corporation..............  12,488         29,971
 SJW Corp. .....................     458         39,063
 SL Green Realty Corp. .........   5,032        154,533
 SLI, Inc. .....................   4,243         11,074
+SONICblue Incorporated.........  18,332         74,061
+SPS Technologies, Inc. ........   2,144         74,868
+SPSS Inc. .....................   2,189         38,855
+SRI/Surgical Express, Inc. ....     400          6,400
+STERIS Corporation.............  14,537        265,591
 SWS Group, Inc. ...............   3,004         76,452
+Saba Software, Inc. ...........   5,732         29,921
+Safeguard Scientifics, Inc. ...  25,647         89,765
+Saga Communications, Inc.
  (Class A).....................   1,547         32,023
+Sage, Inc. ....................   2,756        102,165
+Salem Communications
  Corporation (Class A).........   1,983         45,609
+Salton, Inc. ..................   1,496         28,244
+Sanchez Computer Associates,
  Inc. .........................   2,699         23,076
 Sanderson Farms, Inc. .........     100          2,135
 Sandy Spring Bancorp, Inc. ....   3,215        102,414
+Sangamo Biosciences, Inc. .....   1,700         15,878
+SangStat Medical Corporation...   4,239         83,254
 Santander BanCorp..............   1,235         23,971
+Sapient Corporation............  17,392        134,266
+SatCon Technology Corporation..   2,428         12,626
 Sauer-Danfoss, Inc. ...........   2,273         18,184
 Saul Centers, Inc. ............   2,322         49,575
+ScanSource, Inc. ..............   1,300         61,880
 Schawk, Inc. ..................     800          8,800
+Scholastic Corporation.........   6,159        309,982
+School Specialty, Inc. ........   3,454         79,028
+Schuler Homes, Inc. ...........   6,000        119,100
 Schweitzer-Manduit
  International, Inc. ..........   3,320         78,850
+SciClone Pharmaceuticals,
  Inc. .........................   7,207         21,621
+Scientific Games Corporation...   1,700         14,875
+Scios Inc. ....................   9,500        225,815
+The Scotts Company (Class A)...   3,449        164,172
 Seaboard Corporation...........      12          3,672
+SeaChange International,
  Inc. .........................   3,808        129,929
 Seacoast Banking Corporation of
  Florida (Class A).............     950         44,080
 Seacoast Financial Services
  Corporation...................   5,402         92,644
+Seattle Genetics, Inc. ........     500          2,850
 Second Bancorp, Incorporated...   1,917         41,426
+Secure Computing Corporation...   6,288        129,218
+SeeBeyond Technology
  Corporation...................   6,027         58,462
+Seitel, Inc. ..................   4,402         59,867
+Select Medical Corporation.....   1,600         25,728
+Selectica, Inc. ...............   2,243         13,570

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Selective Insurance Group,
  Inc. .........................   5,611   $    121,927
+Semitool, Inc. ................   3,441         39,503
 Senior Housing Properties
  Trust.........................   2,714         37,752
 Sensient Technologies
  Corporation...................  10,757        223,853
+Sequa Corporation (Class A)....     865         41,105
+Sequenom Inc. .................   4,181         44,611
+Serologicals Corporation.......   4,172         89,698
+ShopKo Stores, Inc. ...........   5,898         56,031
+Shuffle Master, Inc. ..........   3,200         50,144
 Shurgard Storage Centers, Inc.
 (Class A)......................   6,689        214,048
+Sierra Health Services,
  Inc. .........................   5,326         43,141
 Sierra Pacific Resources.......  21,477        323,229
+SignalSoft Corporation.........   3,200         14,304
+Silgan Holdings Inc. ..........   1,700         44,472
+Silicon Graphics, Inc. ........  43,607         91,575
+Silicon Image, Inc. ...........   8,976         33,750
+Silicon Laboratories Inc. .....   1,500         50,565
+Silicon Storage Technology,
  Inc. .........................  16,658        160,583
+Silicon Valley Bancshares......   9,463        252,946
+Siliconix Incorporated.........     900         24,678
 Simmons First National
  Corporation (Class A).........   1,300         41,795
+Simplex Solutions, Inc. .......     992         16,864
+Simpson Manufacturing Co.,
  Inc. .........................   1,633         93,571
+Sinclair Broadcast Group, Inc.
 (Class A)......................   5,364         50,743
+Sirenza Microdevices, Inc. ....   1,525          9,287
+Sirius Satellite Radio Inc. ...  10,227        118,940
+Skechers U.S.A., Inc. (Class
  A)............................   3,255         47,588
+SkillSoft Corporation..........   1,132         29,341
 Skyline Corporation............   1,401         45,182
+Smart & Final Inc. ............   2,629         27,447
+Sola International Inc. .......   4,600         89,240
+Somera Communications, Inc. ...   6,274         47,369
+Sonic Automotive, Inc. ........   5,373        125,943
+Sonic Corp. ...................   4,651        167,436
+SonicWALL, Inc. ...............   8,841        171,869
+SonoSite, Inc. ................   2,115         54,334
+Sorrento Networks Corporation..   3,107         11,154
+Sotheby's Holdings, Inc. (Class
  A)............................   4,736         78,665
+SoundView Technology Group,
  Inc. .........................  12,244         28,529
 The South Financial Group,
  Inc. .........................   9,238        163,975
 South Jersey Industries,
  Inc. .........................   2,566         83,652
 Southern Peru Limited..........   3,102         37,069
+Southern Union Company.........   7,237        136,490
+Southwest Bancorporation of
  Texas, Inc. ..................   5,724        173,265
 Southwest Gas Corporation......   6,390        142,817
+Southwestern Energy Company....   5,524         57,450
 Sovran Self Storage, Inc. .....   2,404         74,885
+Spanish Broadcasting System,
  Inc. (Class A)................   8,684         85,885
+Spartan Stores, Inc. ..........   4,265         51,009

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 Spartech Corporation...........   2,954   $     60,705
+Specialty Laboratories,
  Inc. .........................   1,224         33,648
+SpectraLink Corporation........   3,280         56,186
+Spectrasite Holdings, Inc. ....  14,624         52,500
+Spectrian Corporation..........   2,781         30,674
+SpeechWorks International
  Inc. .........................   5,576         62,730
+Speedway Motorsports, Inc. ....   2,755         69,646
+Spherion Corporation...........  11,729        114,475
 Spiegel, Inc. (Class A)........   3,760         17,108
+Spinnaker Exploration Company..   4,187        172,337
+Sprots Resorts International,
  Inc. .........................   4,000         30,600
 St. Francis Capital
  Corporation...................   1,100         25,443
 St. Mary Land & Exploration
  Company.......................   6,126        129,810
+Stamps.com Inc. ...............   7,807         27,949
 StanCorp Financial Group,
  Inc. .........................   6,777        320,213
 Standard Commercial
  Corporation...................   1,700         28,050
+Standard Microsystems
  Corporation...................   2,960         45,939
 Standard Motor Products,
  Inc. .........................     600          8,340
 Standard Pacific Corp. ........   5,830        141,786
 The Standard Register Company..   2,945         54,571
 Standex International
  Corporation...................   2,431         52,874
+Stanley Furniture Company,
  Inc. .........................     700         16,639
+Star Scientific, Inc. .........   5,640         14,269
+StarBase Corporation...........  13,824          9,400
+StarMedia Network, Inc. .......   8,765          3,331
+StarTek, Inc. .................   1,440         27,288
 State Auto Financial
  Corporation...................   2,312         37,547
 Staten Island Bancorp, Inc. ...  11,984        195,459
+Station Casinos, Inc. .........   7,921         88,636
+The Steak 'n Shake Company.....   4,328         47,781
+Steel Dynamics, Inc. ..........   5,597         64,981
+Stein Mart, Inc. ..............   5,524         46,181
+Steinway Musical Instruments,
  Inc. .........................     700         11,627
+Stellent, Inc. ................   4,160        122,970
 Stepan Company.................     955         23,187
+Stericycle, Inc. ..............   2,692        163,889
 Sterling Bancorp...............   1,540         44,968
 Sterling Bancshares, Inc. .....   7,376         92,348
 Sterling Financial
  Corporation...................   2,000         48,720
+Steve Madden, Ltd. ............   2,112         29,716
 Stewart & Stevenson Services,
  Inc. .........................   5,224         98,263
+Stewart Enterprises, Inc.
  (Class A).....................  21,424        128,330
+Stewart Information Services
  Corporation...................   2,522         49,810
+Stillwater Mining Company......   8,617        159,415
+Stone Energy Corporation.......   4,778        188,731
+Stoneridge, Inc. ..............   2,387         21,722
 Storage USA, Inc. .............   3,409        143,519
+Stratos Lightwave, Inc. .......  14,017         86,205
 Strayer Education, Inc. .......   1,292         62,946

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
 The Stride Rite Corporation....   9,335   $     61,144
 The Student Loan Corporation...     904         72,862
 Sturm, Ruger & Company, Inc. ..   4,378         52,448
 Suffolk Bancorp................   1,100         60,016
 Summit Properties Inc. ........   5,519        138,085
 Sun Communities, Inc. .........   3,343        124,527
+Sunrise Assisted Living,
  Inc. .........................   3,837        111,695
+Sunrise Telecom Incorporated...   3,000         12,030
+SuperGen, Inc. ................   3,982         57,022
+Superior Energy Services,
  Inc. .........................   9,705         83,948
 Superior Industries
  International, Inc. ..........   4,199        169,010
+Supertex, Inc. ................   1,767         30,940
+Support.com, Inc. .............   3,900         24,453
+SureBeam Corporation (Class
  A)............................   1,686         17,652
+SurModics, Inc. ...............   2,863        104,385
 Susquehanna Bancshares, Inc. ..   8,504        177,308
+Swift Energy Company...........   5,117        103,363
+Swift Transportation Co.,
  Inc. .........................  12,873        276,898
+Sybron Dental Specialties,
  Inc. .........................   7,700        166,166
+Sykes Enterprises,
  Incorporated..................   5,361         50,072
+Sylvan Learning System,
  Inc. .........................   6,728        148,487
+SymmetriCom, Inc. .............   5,443         41,421
+Symyx Technologies.............   5,579        118,498
+Syncor International
  Corporation...................   4,006        114,732
+Synplicity, Inc. ..............   1,900         25,631
+Syntel, Inc. ..................     883         11,417
+Syntroleum Corporation.........   4,809         34,144
+Systems & Computer Technology
  Corporation...................   6,792         70,229
 TALX Corporation...............   2,420         60,452
+TBC Corporation................   2,500         33,475
+TETRA Technologies, Inc. ......   2,661         55,748
+THQ Inc. ......................   4,817        233,480
+TRC Companies, Inc. ...........   1,200         60,000
+TTM Technologies, Inc. ........   1,700         17,204
+Take-Two Interactive Software,
  Inc. .........................   7,914        127,969
 Tanger Factory Outlet Centers,
  Inc. .........................   1,161         24,207
+Tanox, Inc. ...................   5,145         95,195
+Targeted Genetics Corporation..   8,245         22,344
 Taubman Centers, Inc. .........   6,508         96,644
+Techne Corporation.............   9,229        340,089
 Technitrol, Inc. ..............   6,561        181,215
 Tecumseh Products Company
  (Class A).....................   3,428        173,560
+Tejon Ranch Co. ...............   1,115         26,660
+Teledyne Technologies
  Incorporated..................   6,934        112,955
+TeleTech Holdings, Inc. .......   7,989        114,482
+Telik, Inc. ...................   4,232         57,132
 Tennant Company................   2,037         75,573
+Terayon Communication Systems,
  Inc. .........................  13,476        111,460
+Terex Corporation..............   5,743        100,732
+Terra Industries, Inc. ........   6,100         21,350
+Terremark Worldwide, Inc. .....  31,751         18,098

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Tesoro Petroleum Corporation...   7,465   $     97,866
+Tetra Tech, Inc. ..............  10,731        213,654
+Texas Biotechnology
  Corporation...................   9,196         59,774
 Texas Industries, Inc. ........   4,645        171,401
 Texas Regional Bancshares, Inc.
  (Class A).....................   3,012        114,004
+Theragenics Corporation........   6,932         68,350
+Therma-Wave Inc. ..............   3,731         55,667
+Third Wave Technologies........     900          6,606
 Thomas & Betts Corporation.....  12,952        273,935
 Thomas Industries Inc. ........   3,099         77,475
 Thor Industries, Inc. .........   1,421         52,648
+Thoratec Laboratories
  Corporation...................   7,347        124,899
 Thornburg Mortgage, Inc. ......   4,200         82,740
+Three-Five Systems, Inc. ......   4,656         74,077
 The Timken Company.............  11,065        179,032
+The Titan Corporation..........  11,400        284,430
+Titan Pharmaceuticals, Inc. ...   5,513         54,083
+Titanium Metals Corporation....   3,700         14,763
+TiVo Inc. .....................   1,994         13,061
+Toll Brothers, Inc. ...........   5,062        222,222
+Tollgrade Communications,
  Inc. .........................   2,541         84,742
+Tom Brown, Inc. ...............   7,315        197,578
 Tompkins Trustco, Inc. ........   1,200         48,300
+Too Inc. ......................   6,766        186,065
+The Topps Company, Inc. .......   8,291        100,736
 The Toro Company...............   2,799        125,955
+Tower Automotive, Inc. ........   8,471         76,493
 Town & Country Trust...........   3,163         66,107
+Tradestation Group Inc. .......   2,600          4,056
+Trammell Crow Company..........   4,978         58,243
+Trans World Entertainment
  Corporation...................   5,930         45,068
+Transaction Systems Architects,
  Inc. (Class A)................   8,085         99,122
+Transgenomic, Inc. ............   2,866         31,526
+Transkaryotic Therapies,
  Inc. .........................   4,940        211,432
+TransMontaigne Inc. ...........   3,431         18,699
+TranSwitch Corporation.........  18,609         83,741
 Tredegar Corporation...........   3,545         67,355
+Trendwest Resorts, Inc. .......   1,342         33,979
+Trex Company, Inc. ............   1,409         26,757
+Triad Guaranty Inc. ...........   1,576         57,162
+Triangle Pharmaceuticals,
  Inc. .........................   6,406         25,688
+Triarc Companies, Inc. ........   2,725         66,218
+Trico Marine Services, Inc. ...   5,506         41,570
+Trikon Technologies, Inc. .....   1,600         18,800
+Trimble Navigation Limited.....   5,504         89,220
+Trimeris, Inc. ................   3,838        172,595
 Trinity Industries, Inc. ......   8,250        224,153
+Tripath Technology Inc. .......   2,700          4,617
+TriQuint Semiconductor,
  Inc. .........................  28,536        349,851
+TriPath Imaging, Inc. .........   5,732         43,162
+Triumph Group, Inc. ...........   3,479        113,068
+The TriZetto Group, Inc. ......   4,508         59,145

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Tropical Sportswear
  International Corporation.....     400   $      7,500
 Troy Financial Corporation.....     900         22,320
 TrustCo Bank Corp NY...........  15,431        193,968
 The Trust Company of New
  Jersey........................   4,080        102,816
+Tuesday Morning Corporation....   1,890         34,190
+Tularik Inc. ..................   4,095         98,362
 Tupperware Corporation.........  11,374        218,950
+Turnstone Systems, Inc. .......   7,086         28,131
+Tweeter Home Entertainment
  Group, Inc. ..................   3,230         93,670
+U.S. Concrete, Inc. ...........   2,400         15,840
 U.S. Industries, Inc. .........  16,350         41,856
+U.S. Physical Therapy, Inc. ...     250          4,040
 U.S. Restaurant Properties,
  Inc. .........................   3,200         46,656
 U.S.B. Holding Co., Inc. ......   2,440         41,114
+UCAR International Inc. .......   9,844        105,331
 UCBH Holdings, Inc. ...........   4,249        120,842
 UGI Corporation................   5,956        179,871
+UICI...........................   8,539        115,277
 UIL Holdings Corporation.......   2,700        138,510
 UMB Financial Corporation......   3,676        147,042
 UNB Corp. .....................   2,300         42,665
+UNOVA, Inc. ...................   9,909         57,472
+URS Corporation................   2,877         78,859
+US Oncology, Inc. .............  21,123        159,267
+US Unwired Inc. (Class A)......   6,680         68,002
 USEC Inc. .....................  16,759        119,994
 USFreightways Corporation......   5,802        182,183
 USG Corporation................   5,100         29,172
+USinternetworking, Inc. .......   4,300            860
+UbiquiTel Inc. ................   8,900         66,305
+Ulticom, Inc. .................   1,940         19,516
+Ultimate Electronics, Inc. ....   2,019         60,570
+Ultratech Stepper, Inc. .......   3,990         65,915
 Umpqua Holdings Corporation....   3,168         42,768
+Unifi, Inc. ...................  11,272         81,722
 UniFirst Corporation...........   1,100         24,805
+Uniroyal Technology
  Corporation...................   3,158         10,106
 UniSource Energy Corporation...   6,883        125,202
+Unit Corporation...............   7,708         99,433
+United Auto Group, Inc. .......   1,231         31,772
 United Bankshares, Inc. .......   9,105        262,770
 United Community Financial
  Corp. ........................   7,173         51,646
 United Dominion Realty Trust,
  Inc. .........................  22,221        319,982
 United Fire & Casualty
  Company.......................   1,000         28,630
 United Industrial
  Corporation...................   2,000         33,500
 United National Bancorp........   3,091         74,215
+United Natural Foods, Inc. ....   1,990         49,750
+United Stationers, Inc. .......   7,049        237,199
+United Therapeutics
  Corporation...................   3,346         34,832
+UnitedGlobalCom Inc. (Class
  A)............................  16,935         84,675

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Universal Access Global
  Holdings Inc. ................   8,541   $     40,057
+Universal American Financial
  Corp. ........................   7,500         50,925
+Universal Compression Holdings,
  Inc. .........................   2,026         59,747
 Universal Corporation..........   6,056        220,499
+Universal Display
  Corporation...................   2,907         26,454
+Universal Electronics Inc. ....   3,086         53,110
 Universal Forest Products,
  Inc. .........................   2,134         44,665
 Universal Health Realty Income
  Trust.........................   2,627         61,735
+Urban Outfitters, Inc. ........     700         16,884
+Urologix, Inc. ................   2,625         52,631
+V.I. Technologies, Inc. .......     400          2,780
+VA Linux Systems, Inc. ........   4,700         11,515
+VISX, Incorporated.............  11,186        148,215
+Vail Resorts, Inc. ............   1,756         31,134
+Valence Technology, Inc. ......   6,852         23,091
+Valentis, Inc. ................   6,543         20,283
 Valmont Industries, Inc. ......   2,958         42,773
+Value City Department Stores,
  Inc. .........................   2,592         12,182
 Value Line, Inc. ..............     400         19,392
+ValueVision International, Inc.
  (Class A).....................   5,356        104,924
+Vans, Inc. ....................   2,783         35,455
+Varian Inc. ...................   6,935        224,971
+Varian Semiconductor Equipment
  Associates, Inc. .............   7,242        250,501
+Vasomedical, Inc. .............  12,195         45,122
+Vastera, Inc. .................   3,700         61,457
+VaxGen, Inc. ..................   1,979         22,956
 Vector Group Ltd. .............   3,113        102,262
+Veeco Instruments Inc. ........   5,527        199,248
+Ventana Medical Systems,
  Inc. .........................   2,480         56,098
 Ventas, Inc. ..................  13,505        155,308
+Ventiv Health, Inc. ...........   3,740         13,688
+Veritas DGC Inc. ..............   6,697        123,895
+Verity, Inc. ..................   6,567        132,982
+Versicor, Inc. ................   3,306         67,277
+VerticalNet, Inc. .............  13,300         18,620
 Vesta Insurance Group, Inc. ...   7,200         57,600
+ViaSat, Inc. ..................   3,201         49,936
+Viasystems Group, Inc. ........  12,148          7,653
+Vical Incorporated.............   4,392         53,758
+Vicor Corporation..............   4,796         77,695
+VidaMed, Inc. .................   8,388         65,510
+Viewpoint Corporation..........   7,741         52,716
 Vintage Petroleum, Inc. .......  10,283        148,589
+Vion Pharmaceuticals, Inc. ....   5,100         22,491
+Virage Logic Corporation.......   1,500         28,845
+ViroPharma Incorporated........   3,870         88,817
+Visual Networks, Inc. .........   7,001         32,345
 Vital Signs, Inc. .............   1,224         42,718
+Vitria Technology, Inc. .......  14,700         93,933
+Volt Information Sciences,
  Inc. .........................   1,559         26,659
 W Holding Company, Inc. .......   5,685         92,097
 WD-40 Company..................   3,489         92,982

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+WESCO International, Inc. .....   3,958   $     19,592
+WFS Financial Inc. ............   2,082         49,989
 WGL Holdings Inc. .............  10,573        307,357
+W-H Energy Services, Inc. .....   4,657         88,716
+WJ Communications, Inc. .......   1,900          6,935
+WMS Industries Inc. ...........   4,312         86,240
 WPS Resources Corporation......   5,804        212,136
 WSFS Financial Corporation.....   2,091         36,279
 Wabash National Corporation....   5,145         40,131
 Wabtec Corporation.............   5,439         66,900
+The Wackenhut Corporation
  (Class A).....................   1,901         47,145
+Wackenhut Corrections
  Corporation...................   1,100         15,246
 Wallace Computer Services,
  Inc. .........................   8,501        161,434
 Walter Industries, Inc. .......   6,802         76,931
 Washington Real Estate
  Investment Trust..............   7,965        198,249
 Washington Trust Bancorp,
  Inc. .........................   2,200         41,800
+Waste Connections, Inc. .......   6,012        186,312
+WatchGuard Technologies,
  Inc. .........................   5,062         32,954
 Watsco, Inc. ..................   3,765         53,463
+Watson Wyatt & Company
  Holdings......................   2,025         44,145
 Watts Industries, Inc. (Class
  A)............................   3,436         51,540
 Wausau - Mosinee Paper
  Corporation...................  10,342        125,138
+Wave Systems Corp. (Class A)...  11,165         25,010
 Waypoint Financial Corp. ......   7,200        108,576
+WebEx Communications, Inc. ....   3,931         97,685
+webMethods, Inc. ..............   5,120         85,811
+Websense, Inc. ................   3,651        117,088
 Weingarten Realty Investors....   6,286        301,728
 Wellman, Inc. .................   6,218         96,317
 Werner Enterprises, Inc. ......   6,260        152,118
 WesBanco, Inc. ................   3,963         83,738
 West Coast Bancorp.............   2,700         37,584
 West Pharmaceutical Services,
  Inc. .........................   2,238         59,531
 Westamerica Bancorporation.....   7,357        291,116
 Westcorp.......................   2,141         39,972
+Western Digital Corporation....  40,982        256,957
 Western Gas Resources, Inc. ...   4,213        136,164
+Western Multiplex Corporation
  (Class A).....................   9,100         49,140
 WestPoint Stevens Inc. ........   5,198         12,735
+Westport Resources
  Corporation...................   6,506        112,879
+The Wet Seal, Inc. (Class A)...   2,850         67,118
 Whitney Holding Corporation....   5,882        257,926
+Wild Oats Markets, Inc. .......   3,929         39,015
+Wilson Greatbatch Technologies,
  Inc. .........................   1,400         50,540
+Wilsons The Leather Experts
  Inc. .........................   2,599         29,655
 Winnebago Industries, Inc. ....   2,795        103,247
 Winston Hotels, Inc. ..........   3,555         27,516
 Wintrust Financial
  Corporation...................   1,700         51,969
+Wireless Facilities, Inc. .....   5,413         36,429
+Witness Systems, Inc. .........   2,000         26,640

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
ISSUE                              HELD       VALUE
-----                             ------   ------------
                                     (IN US DOLLARS)
+Wolverine Tube, Inc. ..........   1,891   $     21,463
 Wolverine World Wide, Inc. ....   9,172        138,039
 Woodhead Industries, Inc. .....   2,111         33,523
 Woodward Govenor Company.......   1,893        110,267
+World Acceptance Corporation...   1,200          8,760
+World Wrestling Federation
  Entertainment, Inc. ..........   2,568         33,769
 Worthington Industries,
  Inc. .........................  15,041        213,582
+Wyndham International, Inc. ...  32,161         18,010
 X-Rite, Incorporated...........   3,417         29,079
+XM Satellite Radio Holdings
  Inc. (Class A)................   2,107         38,685
+XO Communications, Inc. (Class
  A)............................  53,600          5,092
+Xanser Corporation.............   4,600          9,246
+Xicor, Inc. ...................   5,134         56,987
+Xybernaut Corporation..........  10,919         25,987
+The Yankee Candle Company,
  Inc. .........................   2,983         67,595
+Yellow Corporation.............   5,463        137,121
 York International
  Corporation...................   8,595        327,727
+Young Broadcasting Inc. (Class
  A)............................   3,308         59,379
+Zale Corporation...............   7,321        306,603
+Zebra Technologies Corporation
  (Class A).....................   5,915        328,342
 Zenith National Insurance
  Corp. ........................   1,637         45,738
+ZixIt Corporation..............   2,982         15,089
+Zoll Medical Corporation.......   1,961         76,361
+Zomax Incorporated.............   6,408         51,200
+Zoran Corporation..............   4,031        131,572
+Zygo Corporation...............   3,095         49,211
                                           ------------
    TOTAL COMMON STOCKS - 93.7%
      (COST - $177,548,127).....            171,347,104
                                           ------------
SHORT-TERM OBLIGATIONS -
COMMERCIAL PAPER*
  General Electric Capital
  Corp., 1.82% due 1/02/2002
  (Face Amount - $7,244,000)....              7,243,634
  Tyco Capital Corporation,
  1.88% due 1/02/2002 (Face
  Amount - 4,000,000)...........              3,999,791
                                           ------------
    TOTAL SHORT-TERM
      OBLIGATIONS - 6.1%
      (COST - $11,243,425)......             11,243,425
                                           ------------
TOTAL INVESTMENTS - 99.8%
  (COST - $188,791,552).........            182,590,529
VARIATION MARGIN ON FINANCIAL
  FUTURES
  CONTRACTS** - (0.1%)..........                (46,624)
OTHER ASSETS LESS
  LIABILITIES - 0.3%............                423,886
                                           ------------
NET ASSETS - 100.0%.............           $182,967,791
                                           ============

---------------

+   Non-income producing security.

(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

* Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.

** Financial futures contracts purchased as of December 31, 2001 were as follows:

   NUMBER OF                 EXPIRATION
   CONTRACTS      ISSUE         DATE        VALUE
   ---------      -----      ----------     -----
      47       Russell 2000  March 2002  $11,498,550
                                         -----------
   (Total Contract Price - $11,321,962)  $11,498,550
                                         ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2001
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (identified cost - $188,791,552)...               $182,590,529
   Cash.....................................................                     91,849
   Cash on deposit for financial futures contracts..........                    817,800
   Receivables:
       Contributions........................................  $  802,500
       Dividends............................................     206,257
       Securities sold......................................      55,924
       Investment adviser...................................      30,661      1,095,342
                                                              ----------
   Prepaid expenses and other assets........................                     13,442
                                                                           ------------
       TOTAL ASSETS.........................................                184,608,962
                                                                           ------------

LIABILITIES
   Payables:
       Withdrawals..........................................   1,525,631
       Variation margin.....................................      46,624
       Securities purchased.................................      26,736      1,598,991
                                                              ----------
   Accrued expenses and other liabilities...................                     42,180
                                                                           ------------
       TOTAL LIABILITIES....................................                  1,641,171
                                                                           ------------
NET ASSETS..................................................               $182,967,791
                                                                           ============
NET ASSETS CONSIST OF
   Investors' capital.......................................               $188,992,226
   Unrealized depreciation on investments - net.............                 (6,024,435)
                                                                           ------------
NET ASSETS..................................................               $182,967,791
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of $1,880 foreign withholding tax)........  $2,410,083
   Interest.................................................     524,194
                                                              ----------
       TOTAL INCOME.........................................   2,934,277
                                                              ----------
EXPENSES
   Professional fees........................................  $   85,625
   Custodian fees...........................................      74,479
   Accounting services......................................      55,014
   Investment advisory fees.................................      19,227
   Trustees' fees and expenses..............................       2,657
   Printing and shareholder reports.........................       2,512
   Pricing fees.............................................          91
   Other....................................................       4,617
                                                              ----------
       Total expenses before reimbursement..................     244,222
   Reimbursement of expenses................................     (90,407)
                                                              ----------
       TOTAL EXPENSES AFTER REIMBURSEMENT...................     153,815
                                                              ----------
INVESTMENT INCOME - NET.....................................   2,780,462
                                                              ----------
REALIZED & UNREALIZED GAIN ON INVESTMENTS - NET:
   Realized gain from investments - net.....................   1,032,521
   Change in unrealized depreciation on investments - net...      61,370
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $3,874,353
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR ENDED
                                                                      DECEMBER 31,
                                                              ----------------------------
                                                                  2001            2000
                                                              -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $   2,780,462   $  2,865,223
    Realized gain on investments - net......................      1,032,521      9,314,776
    Change in unrealized appreciation/depreciation on
     investments - net......................................         61,370    (18,718,547)
                                                              -------------   ------------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS.............................................      3,874,353     (6,538,548)
                                                              -------------   ------------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................    138,087,587    141,864,189
    Fair Value of withdrawals...............................   (128,237,981)   (80,880,970)
                                                              -------------   ------------
    NET INCREASE IN NET ASSETS DERIVED FROM CAPITAL
     TRANSACTIONS...........................................      9,849,606     60,983,219
                                                              -------------   ------------
TOTAL INCREASE IN NET ASSETS................................     13,723,959     54,444,671
NET ASSETS:
    BEGINNING OF YEAR.......................................    169,243,832    114,799,161
                                                              -------------   ------------
    END OF YEAR.............................................  $ 182,967,791   $169,243,832
                                                              =============   ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Small Cap Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative financial instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

  Financial futures contracts

     The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  Options

     The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

  C.  Income taxes

     The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  D.  Security transactions and investment income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES:

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2001, FAM earned fees of $19,227, all of which were waived. FAM also reimbursed the Series for additional expenses of $71,180.

     Merrill Lynch Trust Company, an indirect, wholly-owned Subsidiary of ML & Co., is the Series' Custodian.

     Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $20,356 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

3.   INVESTMENTS:

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $95,607,362 and $85,912,556, respectively.

     Net realized gains (losses) for the year ended December 31, 2001, which included net realized gain of $1,008,000 from redemptions in-kind, and net unrealized gains (losses) as of December 31, 2001 were as follows:

                                                            REALIZED        UNREALIZED
                                                         GAINS (LOSSES)   GAINS (LOSSES)
                                                         --------------   --------------
Long-term investments..................................    $1,048,452      $(6,201,023)
Financial futures contracts............................       (15,931)         176,588
                                                           ----------      -----------
Total..................................................    $1,032,521      $(6,024,435)
                                                           ==========      ===========

     As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $7,172,815, of which $26,906,362 related to appreciated securities and $34,079,177 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $189,763,344.

4.   SHORT-TERM BORROWINGS:

     The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2001. On November 30, 2001, the credit agreement was renewed for one year under the same terms.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                              FOR THE PERIOD
                                     FOR THE YEAR ENDED DECEMBER 31,         APRIL 9, 1997+ TO
                                ------------------------------------------     DECEMBER 31,
                                  2001       2000        1999       1998           1997
                                --------   --------    --------    -------   -----------------
TOTAL INVESTMENT RETURN:......      2.37%        --          --         --             --
                                ========   ========    ========    =======        =======
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of
      reimbursement...........       .08%       .09%        .14%       .17%           .18%*
                                ========   ========    ========    =======        =======
    Expenses..................       .13%       .13%        .17%       .28%           .29%*
                                ========   ========    ========    =======        =======
    Investment income - net...      1.45%      1.90%       1.83%      1.46%          1.78%*
                                ========   ========    ========    =======        =======
SUPPLEMENTAL DATA:
    Net assets, end of period
      (in thousands)..........  $182,968   $169,244    $114,799    $83,831        $95,745
                                ========   ========    ========    =======        =======
    Portfolio turnover........     48.50%     50.51%      51.20%     48.16%         16.45%
                                ========   ========    ========    =======        =======

---------------

*   Annualized.

+   Commencement of operations.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES

INDEPENDENT AUDITORS' REPORT
December 31, 2001
--------------------------------------------------------------------------------

The Board of Trustees and Investors, Master Small Cap Index Series (One of the series constituting Quantitative Master Series Trust):

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Small Cap Index Series as of December 31, 2001, the related statements of operations for the year then ended, and changes in net assets for each of the two years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master Small Cap Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 1, 2002

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN         OTHER
                           POSITION(S)  LENGTH                                     FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
AGE                           FUND      SERVED         DURING PAST 5 YEARS           DIRECTOR          DIRECTOR
------------------         -----------  -------      -----------------------       -------------     -------------
INTERESTED DIRECTOR/
TRUSTEE

Terry K. Glenn*             President   1999 to  Chairman, Americas Region since     196           None
800 Scudders Mill Road      and         present  2001, and Executive Vice
Plainsboro, NJ 08536        Director/            President since 1983 of Fund
Age: 61                     Trustee              Asset Management ("FAM") and
                                                 Merrill Lynch Investment
                                                 Managers, L.P. ("MLIM");
                                                 President of Merrill Lynch
                                                 Mutual Funds since 1999;
                                                 President of FAM Distributors,
                                                 Inc. ("FAMD") since 1986 and
                                                 Director thereof since 1991;
                                                 Executive Vice President and
                                                 Director of Princeton Services,
                                                 Inc. ("Princeton Services")
                                                 since 1993; President of
                                                 Princeton Administrator, L.P.
                                                 since 1988; Director of
                                                 Financial Data Services, Inc.,
                                                 since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN         OTHER
                           POSITION(S)  LENGTH                                     FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
AGE                           FUND      SERVED*        DURING PAST 5 YEARS           DIRECTOR          DIRECTOR
------------------         -----------  -------      -----------------------       -------------     -------------
INDEPENDENT
DIRECTORS/TRUSTEES

M. Colyer Crum              Director/   1978 to  James R. Williston Professor of      51           Cambridge Bancorp
104 Westcliff Road          Trustee     present  Investment Management Emeritus,
Weston, MA 02493                                 Harvard Business School since
Age: 69                                          1996.

Laurie Simon Hodrick        Director/   1999 to  Professor of Finance and             51           Junior League of
809 Uris Hall               Trustee     present  Economics, Graduate School of                     Central
3022 Broadway                                    Business, Columbia University                     Westchester
New York, NY 10027                               since 1998; Associate Professor
Age: 39                                          of Finance and Economics,
                                                 Graduate School of Business,
                                                 Columbia University from 1996 to
                                                 1998.
Stephen B. Swensrud         Director/   1983 to  Chairman, Fernwood Advisors          90           Dana Farber
88 Broad Street, 2nd        Trustee     present  since 1996.                                       Cancer Institute;
Floor                                                                                              Federation For
Boston, MA 02110                                                                                   American
Age: 68                                                                                            Immigration
                                                                                                   Reform

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND DIRECTORS/TRUSTEES -- CONTINUED
--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN         OTHER
                           POSITION(S)  LENGTH                                     FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
AGE                           FUND      SERVED*        DURING PAST 5 YEARS           DIRECTOR          DIRECTOR
------------------         -----------  -------      -----------------------       -------------     -------------

J. Thomas Touchton          Director/   1977 to  Managing Partner of the Witt         51           Tampa Bay History
Suite 3405                  Trustee     present  Touchton Company since 1972.                      Center
One Tampa City Center
201 North Franklin Street
Tampa, FL 33062
Age: 63

Fred G. Weiss               Director/   1999 to  Managing Director of FGW             51           Watson
16450 Maddalena Place       Trustee     present  Associates since 1997; Vice                       Pharmaceuticals,
Delray Beach, FL 33446                           President, Planning Investment,                   Inc.; BTG
Age: 60                                          and Development of Warner                         International
                                                 Lambert Co. from 1979 to 1997.                    PLC; Michael J.
                                                                                                   Fox Foundation
                                                                                                   for Parkinson's
                                                                                                   Research

*   The Director's/Trustee's term is unlimited.

                          POSITION(S)
NAME, ADDRESS, AND         HELD WITH     LENGTH OF
AGE                           FUND      TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        ------------  -----------          -------------------------------------------
FUND OFFICERS

Donald C. Burke           Vice          Vice         First Vice President of FAM and MLIM since 1997 and
P.O. Box 9011             President     President    Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011  and           since 1997   Treasurer of Princeton Services since 1999; Vice President
Age: 41                   Treasurer     and          of FAMD since 1999; Vice President of FAM and MLIM from 1990
                                        Treasurer    to 1997; Director of Taxation of MLIM since 1990.
                                        since 1999

Christopher Ayoub         Senior Vice   1998 to      First Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1998; Vice President of the
Princeton, NJ 08543-9011  and                        Investment Adviser and certain of its affiliates from 1985
Age: 45                   Co-Portfolio               to 1998.
                          Manager

Robert C. Doll, Jr.       Senior Vice   2000 to      President of FAM and MLIM since 2001; Co-Head (America's
P.O. Box 9011             President     present      Region) of FAM and MLIM from 2000 to 2002; Director of
Princeton, NJ 08543-9011                             Princeton Services since 1999; Chief Investment Officer of
Age: 47                                              Oppenheimer Funds, Inc. in 1999 and Executive Vice President
                                                     thereof from 1991 to 1999.

Philip Green              Senior Vice   1999 to      Senior Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1999; Managing Director and
Princeton, NJ 08543-9011                             Portfolio Manager of Global Institutional Services at
Age: 37                                              Bankers Trust from 1997 to 1999; Vice President of
                                                     Quantitative Equities at Bankers Trust in 1996; Vice
                                                     President of Asset Allocations Strategies at Bankers Trust
                                                     from 1994 to 1996; Vice President of Foreign Exchange and
                                                     Currency Overlay Strategies at Bankers Trust from 1988 to
                                                     1999.

Jeffrey B. Hewson         Senior Vice   1998 to      Director (Global Fixed Income) of the Investment Adviser and
P.O. Box 9011             President     present      certain of its affiliates since 1998; Vice President of the
Princeton, NJ 08543-9011  and                        Investment Adviser and certain of its affiliates from 1989
Age: 49                   Co-Portfolio               to 1998; Portfolio Manager of the Investment Adviser and
                          Manager                    certain of its affiliates since 1985.

--------------------------------------------------------------------------------

MASTER SMALL CAP INDEX SERIES
OFFICERS AND DIRECTORS/TRUSTEES -- CONTINUED
--------------------------------------------------------------------------------

                          POSITION(S)
NAME, ADDRESS, AND         HELD WITH     LENGTH OF
AGE                           FUND      TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        ------------  -----------          -------------------------------------------

Sidney Hoots              Senior Vice   1999 to      Senior Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1999; Managing Director of Global
Princeton, NJ 08543-9011                             Institutional Services at Bankers Trust from 1992 to 1999.
Age: 40

Frank Salerno             Senior Vice   1999 to      Chief Operating Officer, Institutional for MLIM (Americas
P.O. Box 9011             President     present      Region); First Vice President of the Investment Adviser and
Princeton, NJ 08543-9011                             certain of its affiliates since 1999; Managing Director and
Age: 41                                              Chief Investment Officer of Structured Investments at
                                                     Bankers Trust from 1995 to 1999.

Richard Vella             Senior Vice   1999 to      First Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1999; Managing Director, Global
Princeton, NJ 08543-9011                             Index Funds of Bankers Trust from 1997 to 1999; Managing
Age: 43                                              Director, International Index Funds of Bankers Trust from
                                                     1995 to 1999.

Debbie Jelilian           Portfolio     1999 to      Vice President of Investment Adviser and FAM since 1999;
P.O. Box 9011             Manager       present      portfolio manager in Bankers Trust's Structured Investment
Princeton, NJ 08543-9011                             Management Group from 1993 to 1999.
Age: 32

Jeffrey L. Russo          Portfolio     2001 to      Vice President of the Investment Adviser and FAM since 1999;
P.O. Box 9011             Manager       present      portfolio manager and trader in Bankers Trust/Deutsche
Princeton, NJ 08543-9011                             Bank's Structured Investment Group specializing in global
Age: 34                                              index portfolios from 1994 to 1999.

Frank Viola               Co-Portfolio  2001 to      Director of the Investment Adviser and certain of its
P.O. Box 9011             Manager       present      affiliates and Portfolio Manager thereof since 1997;
Princeton, NJ 08543-9011                             Treasurer of Merrill Lynch Bank & Trust Company from 1996 to
Age: 37                                              1997.

Ira P. Shapiro            Secretary     1998 to      First Vice President of the Investment Adviser and certain
P.O. Box 9011                           present      of its affiliates since 1998; Director (Legal Advisory) of
Princeton, NJ 08543-9011                             the Investment Adviser and certain of its affiliates from
Age: 38                                              1996 to 1997; Attorney with the Investment Adviser and
                                                     certain of its affiliates from 1993 to 1997.

     Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

SCHEDULE OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
AUSTRALIA
AMP Diversified Property
  Trust........................     32,247   $    42,589
AMP Limited....................     41,077       387,744
Amcor Limited..................      5,767        21,108
Australia and New Zealand
  Banking Group Ltd............     50,885       463,889
Australian Gas Light Company
  Limited......................     18,481        85,929
BHP Billiton Limited...........    125,456       674,320
Boral Limited..................     18,848        31,743
Brambles Industries Limited....     42,362       225,525
CSL Limited....................      3,407        89,801
CSR Limited....................     36,728       127,659
Coca-Cola Amatil Limited.......     15,008        45,950
Cochlear Limited...............        993        23,128
Coles Myer Limited.............     28,739       123,577
Commonwealth Bank of
  Australia....................     42,569       652,425
Computershare Limited..........     11,639        31,458
Foster's Brewing Group
  Limited......................     88,595       220,410
General Property Trust.........     27,854        40,351
James Hardie Industries NV.....      8,663        26,577
Lend Lease Corporation
  Limited......................     18,199       121,575
M.I.M. Holdings Limited........      6,087         3,552
Macquarie Bank Limited.........      6,042       115,835
Macquarie Infrastructure
  Group........................     20,980        37,589
Mayne Nickless Limited.........     33,090       116,539
National Australia Bank
  Limited......................     52,262       852,348
The News Corporation Limited...     48,029       384,083
The News Corporation Limited
  (Convertible Preferred) (ADR)
  (b)..........................        760        20,110
The News Corporation Limited
  (Preferred)..................     44,406       296,645
Normandy Mining Limited........     56,654        52,492
OneSteel Limited...............     22,856        12,917
Orica Limited..................      5,647        20,842
Origin Energy Limited..........      1,328         1,918
Pacific Dunlop Limited.........     36,723        19,362
Paperlinx Limited..............        377           940
QBE Insurance Group Limited....     11,699        45,993
Rio Tinto Limited..............     12,124       230,911
Santos Limited.................     24,800        78,710
Southcorp Limited..............      8,843        34,177
Suncorp-Metway Limited.........      1,494        10,730
TABCORP Holdings Limited.......     13,779        69,406
Telstra Corporation Limited....     90,275       251,392
WMC Limited....................     47,353       232,049
Wesfarmers Limited.............     10,574       167,739
Westfield Holdings Limited.....      4,962        42,810
Westfield Trust................     93,234       165,324
Westfield Trust (New) (a)......      2,880         5,013
Westpac Banking Corporation
  Limited......................     61,952       499,642
Woodside Petroleum Limited.....      6,460        44,282
Woolworths Limited.............     43,677       251,307
                                             -----------
TOTAL INVESTMENTS IN AUSTRALIA
  (COST - $7,264,149) - 3.8%...                7,500,415
                                             -----------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)

AUSTRIA
BWT AG.........................      1,110   $    24,214
Boehler-Uddeholm AG............        390        15,620
Flughafen Wien AG..............      1,446        38,626
Mayr-Melnhof Karton AG.........        911        43,121
OMV AG.........................        329        27,572
Oesterreichische
  Elektrizitaetswirtschafts-AG
  "Verbund" 'A'................         47         3,515
RHI AG.........................         53           345
Telekom Austria AG (a).........      1,297        10,752
VA Technologie AG..............        458        10,069
Wienerberger Baustoffindustrie
  AG...........................        122         1,711
                                             -----------
TOTAL INVESTMENTS IN AUSTRIA
  (COST - $210,757) - 0.1%.....                  175,545
                                             -----------

BELGIUM
Agfa Gevaert NV................      3,823        51,707
Barco NV (New Shares)..........        520        18,243
Bekaert NV.....................      1,022        39,375
Colruyt NV.....................      1,048        45,724
Compagnie Maritime Belge SA
  (CMB)........................        628        28,769
D'leteren SA...................        222        36,569
Delhaize "Le Lion" SA..........        779        40,542
Delhaize "Le Lion" SA (ADR)
  (b)..........................        950        48,450
Dexia..........................     16,498       237,240
Electrabel SA..................        622       129,596
Fortis.........................     32,583       845,697
Groupe Bruxelles Lambert SA....      2,091       109,941
Interbrew......................      2,267        62,070
KBC Bancassurance Holding......      1,599        53,675
Solvay SA......................      1,416        85,294
Suez Lyonnaise des Eaux SA
  (a)..........................      4,785            43
UCB SA.........................      1,647        66,681
Union Miniere SA...............      1,057        41,646
                                             -----------
TOTAL INVESTMENTS IN BELGIUM
  (COST - $1,980,366) - 1.0%...                1,941,262
                                             -----------

CANADA
Celestica Inc. (a).............        665        26,859
                                             -----------
TOTAL INVESTMENTS IN CANADA
  (COST - $27,527) - 0.0%......                   26,859
                                             -----------

DENMARK
A/S Dampskibsselskabet
  Svendborg 'B'................         11       100,115
A/S Det Ostasiatiske Kompagni
  (a)..........................        555        12,429
Bang & Olufsen Holding A/ S
  'B'..........................        464        10,835
Carlsberg A/S 'B'..............        285        11,911
Coloplast A/S 'B'..............         93         6,125
D/S 1912 'B'...................          7        47,782
Danisco A/S....................      2,482        88,872
Danske Bank....................     16,102       258,391
FLS Industries A/S 'B'.........      1,417        11,963
Falck A/S......................        533        59,680

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
H. Lundbeck A/S................        502   $    12,925
ISS A/S (a)....................        527        25,939
NKT Holding A/S................        820        10,556
Navision Software A/S..........      1,142        30,634
Novo Nordisk A/S 'B'...........      8,645       353,548
Novozymes A/S 'B' (a)..........      2,267        45,745
TDC A/S........................      3,976       141,653
Topdanmark A/S (a).............        907        21,180
Vestas Wind Systems A/S........      1,906        52,042
William Demant A/S (a).........      1,530        39,760
                                             -----------
TOTAL INVESTMENTS IN DENMARK
  (COST - $1,337,010) - 0.7%...                1,342,085
                                             -----------

FINLAND
Instrumentarium Corporation....         51         2,134
Kone Corporation 'B'...........         67         4,952
Metso Oyj......................      4,366        45,872
Nokia Oyj 'A' (ADR) (b)........      1,270        31,153
Nokia Oyj (Series A)...........    142,349     3,670,609
Outokumpu Oyj..................        327         3,450
Pohjola Group Insurance
  Corporation 'B'..............      2,198        38,848
Rautaruukki Oyj................      3,289        12,007
Sampo Insurance Company Ltd.
  'A' (a)......................     11,884        93,117
Sonera Oyj.....................     23,905       121,112
Stora Enso Oyj 'R'.............     19,524       249,984
Tietoenator Oyj................      3,005        79,601
UPM-Kymmene Oyj................      9,475       314,261
Wartsila Oyj 'B'...............        154         2,852
                                             -----------
TOTAL INVESTMENTS IN FINLAND
  (COST - $4,365,377) - 2.4%...                4,669,952
                                             -----------

FRANCE
Accor SA.......................      7,711       280,334
Air Liquide....................      2,963       415,261
Alcatel........................     30,425       520,136
Alstom.........................     10,323       114,803
Altran Technologies SA.........      2,895       130,819
Aventis SA.....................     19,595     1,391,429
Axa............................     38,758       809,952
BNP Paribas SA.................     11,415     1,021,474
Bouygues SA....................      4,033       132,148
Business Objects SA (a)........        493        16,483
Cap Gemini SA..................      3,388       244,652
Carrefour SA...................     14,566       757,423
Casino Guichard Perrach
  (Warrants) (d)...............        133           562
Casino Guichard Perrach
  (Warrants) (d)...............        133           436
Castorama Dubois Investissement
  SA...........................        845        43,526
Club Mediterranee SA...........        143         5,220
Compagnie Francaise d'Etudes et
  de Construction (Technip
  SA)..........................        838       111,923
Compagnie Generale des
  Etablissements Michelin
  'B'..........................      3,065       101,112
Compagnie de Saint Gobain......      1,779       268,492
Dassault Systemes SA...........      1,856        89,239

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Essilor International SA.......      2,316   $    70,010
Etablissements Economiques du
  Casino Guichard- Perrachon
  SA...........................      1,499       115,653
European Aeronautic Defence and
  Space Company................      3,922        47,633
France Telecom SA..............      9,281       371,045
Groupe Danone..................      4,443       541,978
Imetal SA......................        298        28,604
L'Oreal SA.....................      9,612       692,385
LVMH (Louis Vuitton Moet
  Hennessy)....................      6,711       273,079
Lafarge SA (Ordinary)..........      4,662       435,445
Lagardere S.C.A. ..............      3,917       163,922
PSA Peugeot Citroen............      6,007       255,397
Pechiney SA 'A'................      1,951       100,582
Pernod Ricard..................      1,744       135,099
Pinault-Printemps-Redoute SA...      2,485       319,948
Publicis SA....................      3,608        95,574
Renault SA.....................      2,195        77,415
STMicroelectronics NV..........     13,666       438,664
Sagem SA (New Shares)..........        550        33,668
Sanofi-Synthelabo SA...........     12,118       904,191
Schneider SA...................      5,791       278,441
Societe BIC SA.................      1,954        66,740
Societe Generale 'A'...........     10,304       576,629
Societe Generale d'Entreprises
  SA...........................      1,995       116,973
Societe Television Francaise
  1............................      5,565       140,675
Sodexho Alliance SA............      3,743       160,006
Suez SA........................     22,434       679,158
Thomson CSF....................      2,778        95,849
Thomson Multimedia (a).........      4,438       136,330
TotalFinaElf SA................     19,302     2,756,715
TotalFinaElf SA 'B' (a)........        939       134,610
TotalFinaElf SA 'STRIP'........      4,140            37
Unibail (Union du Credit-Bail
  Immobilier)..................        113         5,740
Usinor SA......................     10,996       137,561
Valeo SA.......................      2,798       111,612
Vivendi Universal SA...........     19,104     1,046,127
Vivendi Universal SA (ADR)
  (b)..........................      6,053       325,591
                                             -----------
TOTAL INVESTMENTS IN FRANCE
  (COST - $16,610,960) - 9.4%..               18,324,510
                                             -----------

GERMANY
Adidas-Salomon AG..............      1,886       141,565
Allianz AG (Registered
  Shares)......................      4,165       986,465
Altana AG......................        831        41,436
BASF AG........................     18,381       683,299
Bayer AG.......................     19,063       607,658
Bayerische Hypo- und
  Vereinsbank AG...............      9,320       284,805
Beiersdorf AG..................      1,195       135,664
Buderus AG.....................      2,231        61,382
Continental AG.................      4,191        55,415
DaimlerChrysler AG.............     24,360     1,048,718
Deutsche Bank AG (Registered
  Shares)......................     16,115     1,139,294

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Deutsche Lufthansa AG
  (Registered Shares)..........     10,308   $   136,113
Deutsche Post AG (Registered)..      5,958        79,522
Deutsche Telekom AG (Registered
  Shares)......................     54,538       937,220
Douglas Holding AG.............      1,160        32,019
E.On AG........................     17,162       889,051
Epcos AG.......................      2,386       117,909
Fresenius Medical Care AG......      1,972       122,033
Gehe AG........................      1,418        54,923
Heidelberger Zement AG.........         35         1,683
Heidelberger Zement AG.........      1,174        56,448
Heidelberger Zement AG (a).....      1,292            12
Hugo Boss AG (Preferred).......      1,830        39,009
Infineon Technologies AG (a)...      7,481       156,535
Kamps AG.......................      2,821        22,606
Karstadt AG....................      1,640        64,835
Linde AG.......................      1,848        74,868
MAN AG.........................      3,990        84,377
Marschollek, Lautenschlaeger
  und Partner AG...............        961        70,003
Merck KGaA.....................      2,378        87,850
Metro AG.......................      2,669        94,703
Muenchener Rueckversicherungs-
  Gesellschaft AG (Registered
  Shares)......................      2,673       725,793
Porsche AG (Preferred).........        398       151,284
Preussag AG....................      4,174       102,576
ProSieben Sat.1 Media AG
  (Preferred)..................      4,900        25,087
QIAGEN NV (a)..................      4,938        92,333
RWE AG.........................     11,765       442,068
RWE AG (Preferred).............      2,033        56,568
SAP AG (Systeme, Anwendungen,
  Produkte in der
  Datenverarbeitung)...........      6,439       838,780
SGL Carbon AG (a)..............        974        19,556
Schering AG....................      6,792       360,437
Siemens AG.....................     24,686     1,634,244
Siemens AG (ADR) (b)...........        860        56,313
Thyssen Krupp AG...............     10,239       149,424
Volkswagen AG..................      8,073       377,380
Volkswagen AG (Preferred)......      2,741        85,054
WCM Beteiligungs- und
  Grundbesitz AG (a)...........      4,602        49,991
                                             -----------
TOTAL INVESTMENTS IN GERMANY
  (COST - $13,416,056) - 6.9%..               13,474,308
                                             -----------

GREECE
Alpha Credit Bank..............      7,965       141,983
Bank of Piraeus................      1,959        17,408
Commercial Bank of Greece......      1,938        64,020
EFG Eurobank Ergasias..........      4,179        58,122
Hellenic Bottling Co. .........      3,612        52,101
Hellenic Telecommunications
  Organization SA (OTE)........      8,228       134,070
Intracom SA....................      1,815        23,271
National Bank of Greece SA.....      3,698        87,981

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Panafon Hellenic Telecom Co....      4,650   $    24,014
Titan Cement Company...........      1,341        47,713
Viohalco, Hellenic Copper and
  Aluminum Industry SA.........      4,057        33,089
                                             -----------
TOTAL INVESTMENTS IN GREECE
  (COST - $672,719) - 0.4%.....                  683,772
                                             -----------

HONG KONG
ASM Pacific Technology
  Limited......................      5,004         9,850
Bank of East Asia, Ltd.........     34,339        73,981
CLP Holdings Limited...........     47,600       181,600
Cathay Pacific Airways.........     51,263        65,739
Cheung Kong (Holdings) Ltd.....     53,000       550,533
Hang Seng Bank Limited.........     24,553       269,998
Henderson Land Development
  Company Limited..............     28,491       129,706
Hong Kong and China Gas Company
  Ltd..........................     92,946       114,426
Hong Kong Exchanges & Clearing
  Ltd..........................     38,000        57,746
Hongkong Electric Holdings
  Limited......................     57,000       211,980
Hutchison Whampoa Limited......     64,989       629,230
Johnson Electric Holdings
  Limited......................     52,828        55,552
Li & Fung Limited..............     56,719        63,644
New World Development Company
  Ltd..........................     55,017        47,976
Pacific Century CyberWorks
  Limited (a)..................    170,979        47,142
QPL International Holdings
  Limited (Warrants) (d).......        600            31
Shangri-La Asia Limited........     24,350        19,048
Sino Land Company Limited......     48,069        19,109
South China Morning Post
  Holdings Ltd.................     37,825        23,768
Sun Hung Kai Properties
  Ltd. ........................     39,896       322,324
Swire Pacific Limited 'A'......     27,609       149,543
Television Broadcasts Ltd. ....      5,646        24,472
Wharf (Holdings) Ltd. .........     36,107        88,208
                                             -----------
TOTAL INVESTMENTS IN HONG KONG
  (COST - $3,366,926) - 1.6%...                3,155,606
                                             -----------

IRELAND
Allied Irish Banks PLC.........     23,761       272,923
Bank of Ireland................     38,073       360,359
CRH PLC........................        936        16,460
CRH PLC (a)....................     14,989       260,251
DCC PLC........................      3,189        33,648
Elan Corporation PLC (a).......      3,779       172,952
Elan Corporation PLC (ADR)
  (a)(b).......................      5,755       259,320
Greencore Group PLC............     16,409        41,640
IONA Technologies PLC (a)......        708        14,657
Independent News & Media PLC...     17,224        32,206
Irish Life & Permanent PLC.....      4,071        42,048
Jefferson Smurfit Group PLC....     42,602        91,797
Kerry Group PLC 'A'............      4,710        58,084
Ryanair Holdings PLC (a).......     27,680       172,524

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Waterford Wedgwood PLC.........     25,516   $    20,675
                                             -----------
TOTAL INVESTMENTS IN IRELAND
  (COST - $1,814,482) - 1.0%...                1,849,544
                                             -----------

ITALY
Alitalia SpA (a)...............     27,791        24,795
Alleanza Assicurazioni.........     14,139       155,479
Assicurazioni Generali.........     28,600       794,522
Autogrill SpA..................      4,473        41,461
Autostrade-Concessioni e
  Costruzioni Autostrade SpA...     33,706       234,092
Banca di Roma SpA..............     37,149        73,597
Banca Fideuram SpA.............      1,700        13,608
Banca Intesa SpA...............     13,658        24,444
Banca Nazionale del Lavoro
  (Ordinary)...................     80,028       162,110
Banca Popolare di Milano
  (BPM)........................     13,422        46,848
Benetton Group SpA.............      5,296        59,982
Bipop-Carire SpA...............     48,440        80,224
Bulgari SpA....................      4,032        31,306
ENI SpA........................     78,156       979,829
ENI SpA (ADR) (b)..............      1,875       116,175
Enel SpA.......................     56,584       318,920
Fiat SpA.......................      5,111        82,006
Fiat SpA (Preferred)...........      4,334        47,852
Fiat SpA (RNC).................      3,627        37,333
Gruppo Editoriale L'Espresso
  SpA..........................     15,754        47,132
Intesa BCI SpA.................     99,573       249,134
Italcementi SpA................      5,565        43,605
Italgas SpA....................     12,752       119,675
La Rinascente SpA..............      5,245        18,260
Luxottica Group SpA............      1,083        17,772
Mediaset SpA...................     12,958        94,725
Mediobanca SpA.................     17,332       194,140
Mediolanum SpA.................     10,572        95,263
Mondadori (Arnoldo) Editore
  SpA..........................      5,198        32,861
Parmalat Finanziaria SpA.......     22,512        60,735
Pirelli SpA....................     48,874        85,729
Riunione Adriatica di Sicurta
  SpA..........................     12,811       150,913
San Paolo-IMI SpA..............     29,780       319,519
Seat Pagine Gialle SpA (a).....        460           371
Snia SpA.......................     26,845        36,093
Telecom Italia Mobile (TIM)
  SpA..........................    127,426       711,395
Telecom Italia SpA.............     66,482       568,278
Telecom Italia SpA (Registered
  Shares)......................     50,093       267,617
Tiscali SpA (a)................      9,266        83,990
Unicredito Italiano SpA........     74,326       298,471
                                             -----------
TOTAL INVESTMENTS IN ITALY
  (COST - $6,619,313) - 3.5%...                6,820,261
                                             -----------

JAPAN
The 77 Bank, Ltd...............     12,000        53,014
Acom Co., Ltd..................      2,100       153,022
Advantest Corporation..........      2,800       158,523

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Aiful Corporation..............        650   $    42,057
Ajinomoto Co., Inc. ...........     18,000       175,797
Alps Electric Co., Ltd. (a)....      8,000        54,326
Amada Co., Ltd.................      5,000        19,838
Aoyamma Trading Co., Ltd.......      2,800        26,705
The Asahi Bank, Ltd............     44,000        27,529
Asahi Breweries Limited........     11,000        98,955
Asahi Chemical Industry Co.,
  Ltd. ........................     43,000       150,923
Asahi Glass Company, Limited...     15,000        88,700
Asatsu-Dk Inc. ................        600        11,720
Autobacs Seven Co., Ltd........      1,300        30,253
The Bank of Fukuoka, Ltd.......      5,000        16,939
The Bank of Yokohama, Ltd......     26,000        90,661
Benesse Corporation............      2,000        51,885
Bridgestone Corp...............     24,000       253,991
CSK Corporation................      2,800        65,588
Canon, Inc. ...................     24,000       825,881
Casio Computer Co., Ltd........     11,000        47,673
Central Japan Railway Company..         18       116,466
The Chiba Bank, Ltd............      2,000         6,531
Chubu Electric Power Company,
  Incorporated.................     21,800       392,553
Chugai Pharmaceutical Co.,
  Ltd..........................      9,000       104,311
The Chuo Trust & Banking Co.,
  Ltd..........................     22,000        21,822
Citizen Watch Co...............     13,000        64,772
Credit Saison Co., Ltd.........      5,100        99,229
Dai Nippon Printing Co.,
  Ltd..........................     17,000       169,922
Daicel Chemical Industries,
  Ltd..........................      3,000         8,813
The Daiei, Inc. (a)............     25,000        14,116
Daiichi Pharmaceutical Co.,
  Ltd..........................      8,000       155,654
Daikin Industries, Ltd.........      8,000       125,439
The Daimaru, Inc. .............      9,000        36,190
Dainippon Ink and Chemicals,
  Inc. ........................     30,000        42,805
Dainippon Screen Mfg. Co.,
  Ltd..........................      8,000        25,149
Daito Trust Construction Co.,
  Ltd..........................      2,000        30,597
Daiwa Bank Holdings, Inc. (a)..    108,000        67,572
Daiwa House Industry Co.,
  Ltd. ........................     15,000        85,610
Daiwa Securities Group Inc. ...     46,000       241,828
Denki Kagaku Kogyo Kabushiki
  Kaisha.......................      3,000         6,959
Denso Corporation..............     13,600       180,143
East Japan Railway Company.....        100       482,985
Ebara Corporation..............     13,000        78,361
Eisai Company, Ltd.............      6,000       149,245
Fanuc Ltd......................      3,800       161,788
Fast Retailing Co., Ltd. ......        500        44,483
Fuji Machine Mfg. Co., Ltd.....        600         7,828
Fuji Photo Film................     14,000       499,924
Fuji Soft ABC Incorporated.....        900        35,846
Fuji Television Network,
  Incorporated.................         13        52,472
Fujikura Ltd. .................     16,000        60,064
Fujisawa Pharmaceutical Co.,
  Ltd. ........................     10,000       230,429
Fujitsu Limited................     56,000       407,630
The Furukawa Electric Co.,
  Ltd..........................     15,000        79,658

                       See notes to financial statements.
--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS -- CONTINUED
December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
The Gunma Bank Ltd.............     13,000   $    59,515
Hankyu Department Stores,
  Inc. ........................      6,000        36,075
Hirose Electric Co., Ltd.......        900        61,323
Hitachi Ltd....................     67,000       490,768
The Hokuriku Bank, Ltd. (a)....      5,000         5,456
Honda Motor Co., Ltd...........     19,400       774,165
Hoya Corporation...............      2,300       137,410
ITOCHU Corporation.............     35,000        79,048
Isetan Company Ltd.............      8,000        81,978
Ishihara Sangyo Kaisha, Ltd.
  (a)..........................     11,000        15,443
Ishikawajima-Harima Heavy
  Industries Co., Ltd..........     27,000        42,027
Ito-Yokado Co., Ltd............     11,000       496,872
JGC Corporation................      4,000        29,513
JUSCO Co., Ltd.................      5,000       112,925
Japan Airlines Company, Ltd.
  (JAL)........................     28,000        67,084
Japan Energy Corp..............     47,000        52,716
Japan Tobacco, Inc. ...........         13        81,833
The Joyo Bank, Ltd.............     23,000        63,704
Kajima Corporation.............     29,000        78,773
Kaken Pharmaceutical Co.,
  Ltd..........................      8,000        43,583
Kanebo, Ltd. (a)...............      7,000        10,682
Kaneka Corporation.............     13,000        79,254
Kansai Electric Power Company,
  Inc. ........................     17,900       256,358
Kao Corporation................     20,000       415,840
Kawasaki Heavy Industries Ltd.
  (a)..........................     61,000        55,852
Kawasaki Kisen Kaisha, Ltd.....      2,000         2,671
Kawasaki Steel Corporation.....     91,000        92,347
Keihin Electric Express Railway
  Co., Ltd.....................     15,000        56,768
Keio Electric Railway Co.,
  Ltd..........................      2,000         9,843
Keyence Corporation............      1,200       199,512
Kinden Corporation.............      9,000        42,095
Kinki Nippon Railway Co.,
  Ltd..........................     39,000       124,981
Kirin Brewery Company, Ltd.....     23,000       164,436
Kokuyo Co., Ltd................      5,000        41,966
Komatsu Ltd. ..................     25,000        89,463
Konami Co., Ltd................      2,600        77,171
Konica Corporation.............      7,000        41,180
Kubota Corporation.............     39,000       102,365
Kuraray Co., Ltd...............      8,000        51,091
Kurita Water Industries Ltd....      3,000        37,242
Kyocera Corporation............      4,100       267,473
Kyowa Hakko Kogyo Co., Ltd.....      7,000        33,221
Kyushu Electric Power Company,
  Incorporated.................      7,100       102,280
Mabuchi Motor Co., Ltd.........        200        16,481
Marubeni Corporation (a).......     61,000        36,769
Marui Co., Ltd.................      6,000        70,960
Matsushita Communication
  Industrial Co., Ltd..........      1,400        37,922
Matsushita Electric Industrial
  Company, Ltd.................     54,000       693,438
Matsushita Electric Works,
  Ltd..........................      4,000        32,931
Meitec Corp. ..................        500        12,208
Minebea Company Ltd............     17,000        91,576

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Mitsubishi Chemical
  Corporation..................     45,000   $    95,796
Mitsubishi Corporation.........     24,000       155,837
Mitsubishi Electric
  Corporation..................     49,000       189,554
Mitsubishi Estate Company,
  Limited......................     35,000       256,104
Mitsubishi Gas Chemical
  Company, Inc.................     18,000        25,134
Mitsubishi Heavy Industries,
  Ltd..........................     60,000       160,232
Mitsubishi Logistics Corp. ....      8,000        56,646
Mitsubishi Materials
  Corporation..................     35,000        47,803
Mitsubishi Tokyo Financial
  Group, Inc...................        116       777,995
Mitsui & Co., Ltd..............     23,000       113,894
Mitsui Chemicals Inc. .........      3,000         9,614
Mitsui Engineering &
  Shipbuilding Co., Ltd. (a)...     15,000        14,879
Mitsui Fudosan Co., Ltd........     27,000       206,013
Mitsui Marine and Fire
  Insurance Company, Ltd.......     38,000       178,315
Mitsui Mining & Smelting Co.,
  Ltd..........................     20,000        65,619
Mitsukoshi, Ltd................     16,000        44,926
Mizuho Holdings, Inc. .........        189       385,037
Murata Manufacturing Co.,
  Ltd..........................      6,400       383,824
NEC Corporation................     49,000       499,870
NGK Insulators, Ltd............     13,000        96,315
NGK Spark Plug Co., Ltd........      9,000        64,825
NSK Limited....................     14,000        48,283
NTN Corporation................      3,000         4,853
NTT Data Corporation...........         27        96,002
NTT DoCoMo, Inc. ..............        104     1,222,036
Namco Ltd......................      3,100        59,133
Nichirei Corporation...........      1,000         2,220
Nidec Corporation..............      1,800        94,766
The Nikko Securities Co.,
  Ltd..........................     50,000       223,180
Nikon Corporation..............     10,000        76,988
Nintendo Company Ltd. .........      3,100       542,843
Nippon COMSYS Corporation......     12,000        64,184
Nippon Express Co., Ltd........     24,000        81,489
Nippon Meat Packers, Inc. .....     10,000       106,058
Nippon Mitsubishi Oil Corp.....     54,000       206,013
Nippon Sheet Glass Company,
  Ltd..........................     13,000        41,065
Nippon Steel Corporation.......    146,000       210,545
Nippon Telegraph & Telephone
  Corporation (NTT)............        112       364,902
Nippon Unipac Holding..........         22        98,199
Nippon Yusen Kabushiki Kaisha..     17,000        51,236
Nissan Motor Co., Ltd..........     69,000       365,901
Nisshinbo Industries Inc. .....      1,000         3,708
Nissin Food Products Co.,
  Ltd..........................      2,800        54,693
Nitto Denko Corporation........      5,200       120,220
The Nomura Securities Co.,
  Ltd..........................     50,000       640,928
Noritake Co., Ltd..............      8,000        30,398
Obayashi Corporation...........     25,000        70,960
Oji Paper Co., Ltd.............     27,000       107,333
Olympus Optical Co., Ltd.......      7,000       100,679

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Omron Corporation..............      8,000   $   106,821
Onward Kashiyama Co., Ltd......      4,000        38,395
Oracle Corporation Japan.......        400        24,416
Oriental Land Co., Ltd. .......      1,700       116,870
Orix Corporation...............      3,000       268,732
Osaka Gas Co...................     54,000       128,964
Pioneer Corporation............      6,800       148,390
Promise Co., Ltd. .............      2,200       119,014
Ricoh Co., Ltd.................     21,000       390,966
Rohm Company Ltd. .............      3,000       389,364
SMC Corporation................      2,100       213,749
Sankyo Company, Ltd............     13,000       222,684
Sanrio Company, Ltd............        300         2,369
Sanyo Electric Co., Ltd........     56,000       264,490
Secom Co., Ltd.................      7,500       376,545
Sega Enterprises Ltd. (a)......      4,800        95,773
Seino Transportation Co.,
  Ltd..........................     13,000        52,770
Seiyu, Ltd. (a)................      5,000        10,415
Sekisui Chemical Co., Ltd......     25,000        65,810
Sekisui House, Ltd.............     12,000        86,983
Seven-Eleven Japan Co., Ltd....     10,000       364,718
Sharp Corporation..............     31,000       362,605
Shimamura Co., Ltd.............        600        35,251
Shimano Inc. ..................      3,500        39,791
Shimizu Corporation............     16,000        54,204
Shin-Etsu Chemical Co., Ltd....     12,600       452,816
Shionogi & Co., Ltd. ..........      8,000       136,731
Shiseido Company, Limited......     12,000       110,881
The Shizuoka Bank, Ltd.........     18,000       136,243
Showa Denko K.K. (a)...........     39,000        41,660
Showa Shell Sekiyu K.K. .......      5,000        26,553
Skylark Co., Ltd...............      2,000        33,572
Snow Brand Milk Products Co.,
  Ltd. (a).....................      1,000         1,656
Softbank Corp..................      7,400       119,701
Sony Corporation...............     24,200     1,106,043
The Sumitomo Bank, Ltd.........     87,000       368,419
Sumitomo Chemical Co., Ltd.....     32,000       108,653
Sumitomo Corporation...........     21,000        96,299
Sumitomo Electric Industries...      7,000        48,871
Sumitomo Heavy Industries, Ltd.
  (a)..........................     30,000        16,023
Sumitomo Metal Industries, Ltd.
  (a)..........................    107,000        34,290
Sumitomo Metal Mining Co. .....     19,000        63,353
Sumitomo Osaka Cement Co.,
  Ltd..........................      2,000         2,915
Sumitomo Realty & Development
  Co., Ltd.....................     20,000        91,561
The Sumitomo Trust and Banking
  Co., Ltd.....................     16,000        64,947
TDK Corporation................      4,400       207,477
Taiheiyo Cement Corporation....     10,000        15,184
Taisei Corporation.............     27,000        58,508
Taisho Pharmaceutical Company,
  Ltd..........................      4,000        62,872
Taiyo Yuden Co., Ltd...........      6,000        90,874
Takara Shuzo Co., Ltd..........      8,000        67,267
Takashimaya Co., Ltd. .........     13,000        76,675

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Takeda Chemical Industries,
  Ltd..........................     22,000   $   995,422
Takefuji Corporation...........      2,120       153,346
Takuma Co., Ltd................      8,000        54,753
Teijin Limited.................     22,000        84,435
Terumo Corporation.............      7,600        98,465
Tobu Railway Co., Ltd. ........      6,000        15,794
Toda Corporation...............      3,000         8,240
Toho Co., Ltd..................        500        54,097
Tohoku Electric Power Co.,
  Inc. ........................     13,400       183,833
The Tokio Marine & Fire
  Insurance Co. Ltd. ..........     43,000       314,314
Tokyo Broadcasting System,
  Inc. ........................      3,000        45,552
Tokyo Electric Power...........     36,400       774,882
Tokyo Electron Limited.........      5,300       260,026
Tokyo Gas Co...................    103,000       275,851
Tokyu Corporation..............     33,000        99,458
Toppan Printing Co., Ltd.......     14,000       129,147
Toray Industries, Inc. ........     37,000        89,493
Toshiba Corporation............    100,000       343,354
Tosoh Corporation..............      3,000         5,837
Tostem Corporation.............      9,000       121,753
Toto Limited...................     16,000        76,301
Toyo Information Systems Co.,
  Ltd..........................        400         9,553
Toyo Seikan Kaisha, Ltd........      5,000        63,864
Toyobo Co., Ltd................      2,000         2,503
Toyota Motor Corporation.......     64,600     1,636,441
Trans Cosmos Inc. .............        800        20,815
Trend Micro Incorporated (a)...      4,500       106,440
UFJ Holdings, Inc. ............         94       207,279
Ube Industries, Ltd............     13,000        12,796
Uni-Charm Corporation..........        400         8,362
Uny Co., Ltd...................      4,000        40,653
Wacoal Corp....................      5,000        39,829
West Japan Railway Company.....         48       214,619
World Co., Ltd. ...............      1,600        48,222
Yakult Honsha Co., Ltd. .......      2,000        14,955
Yamada Denki...................        200        14,039
Yamaha Corporation.............      6,000        44,407
Yamanouchi Pharmaceutical Co.,
  Ltd..........................     12,000       316,801
Yamato Transport Co., Ltd......     11,000       207,310
Yamazaki Baking Co., Ltd.......      7,000        38,402
The Yasuda Fire & Marine
  Insurance Co. Ltd. ..........     20,000       114,451
Yokogawa Electric Corporation..      8,000        63,787
                                             -----------
TOTAL INVESTMENTS IN JAPAN
 (COST - $41,463,986) - 18.8%..               36,834,822
                                             -----------

NETHERLANDS
ABN AMRO Holding NV............     42,260       680,696
ASM Lithography Holding NV
  (a)..........................     12,864       223,584
Aegon NV.......................     25,618       693,432
Akzo Nobel NV..................      8,756       390,987
Buhrmann NV....................      5,973        65,575
Elsevier NV....................     15,979       188,944

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Getronics NV...................     11,632   $    37,700
Hagemeyer NV...................      1,390        25,991
Heineken NV....................      6,000       227,533
IHC Caland NV..................        926        43,287
ING Groep NV...................     51,008     1,300,758
KPN NV.........................     57,748       293,601
Koninklijke Ahold NV...........     19,693       573,032
Koninklijke Luchtvaart
  Maatschappij NV (KLM) (a)....         91         1,048
Koninklijke Numico NV..........      7,430       173,198
Koninklijke (Royal) Philips
  Electronics NV...............     39,845     1,184,255
Oce NV.........................        194         1,947
Royal Dutch Petroleum
  Company......................     64,666     3,276,223
TNT Post Group NV..............     10,581       228,938
Unilever NV 'A'................     16,128       945,630
VNU NV.........................      8,142       250,185
Vedior NV 'A'..................      3,407        40,863
Vendex KBB NV..................      1,228        13,974
Wolters Kluwer NV 'A'..........     10,728       244,537
                                             -----------
TOTAL INVESTMENTS IN THE
  NETHERLANDS
  (COST - $11,395,901) - 5.7%..               11,105,918
                                             -----------

NEW ZEALAND
Auckland International Airport
  Limited......................     22,501        33,917
Carter Holt Harvey Limited.....      7,526         5,328
Contact Energy Limited.........     31,055        51,467
Fisher & Paykel Appliances
  Holdings Limited (a).........      1,098         4,618
Fisher & Paykel Industries
  Limited......................      1,054         7,505
Fletcher Building Limited......     20,250        24,790
Fletcher Challenge Forests
  (a)..........................     49,639         4,547
Fletcher Challenge Forests Ltd.
  (Preferred) (a)..............     94,137         8,624
Telecom Corporation of New
  Zealand Limited..............     28,171        58,652
The Warehouse Group Limited....     16,257        44,678
                                             -----------
TOTAL INVESTMENTS IN NEW
  ZEALAND (COST -
  $254,990) - 0.1%.............                  244,126
                                             -----------

NORWAY
Bergesen d.y. ASA 'A'..........      2,372        42,049
Bergesen d.y. ASA 'B'..........        300         4,750
DNB Holding ASA................      1,308         5,892
Elkem ASA......................      2,507        41,926
Frontline Limited..............        229         2,374
Kvaerner ASA 'A' (a)...........      2,100         2,025
Kvaerner ASA (Rights) (c)......      3,692           267
Merkantildata ASA (a)..........     10,407        12,299
Nera ASA.......................      6,500        14,059
Norsk Hydro ASA................      4,550       190,740
Norske Skogindustrier ASA......      3,089        58,031
Opticom ASA (a)................        954        39,142
Orkla ASA 'A'..................      1,158        19,624
Petroleum Geo-Services (a).....        353         2,735

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
SAS AB (a).....................      2,392   $    15,334
Schibsted ASA..................      3,568        34,410
Smedvig ASA 'A'................      3,691        30,041
Smedvig ASA 'B'................        600         4,114
Statoil ASA (a)................      6,904        47,339
Storebrand ASA.................     18,604       107,858
Tandberg ASA (a)...............      1,296        28,899
Telenor A/S....................      8,065        34,708
Telenor A/S (ADR) (b)..........      8,900       111,250
Tomra Systems ASA..............      2,598        24,910
                                             -----------
TOTAL INVESTMENTS IN NORWAY
  (COST - $984,516) - 0.4%.....                  874,776
                                             -----------

PORTUGAL
BPI-SGPS, SA (Registered
  Shares)......................     21,210        42,681
Banco Comercial Portugues, SA
  (BCP) (Registered Shares)
  (a)..........................     33,004       133,710
Banco Espirito Santo, SA
  (Registered Shares)..........      6,313        81,337
Brisa-Auto Estradas de
  Portugal, SA.................      5,852        24,803
Cimpor-Cimentos de Portugal,
  SGPS, SA.....................      3,061        53,693
Eletricidade de Portugal, SA
  (EDP)........................     34,389        74,713
Jeronimo Martins SGPS, SA (a)..      3,120        25,697
Portugal Telecom SA (Registered
  Shares) (a)..................     28,801       224,389
Sonae, S.G.P.S., SA............      2,561         1,847
                                             -----------
TOTAL INVESTMENTS IN PORTUGAL
  (COST - $820,497) - 0.3%.....                  662,870
                                             -----------

SINGAPORE
Capitaland Limited.............     33,833        34,264
Chartered Semiconductor
  Manufacturing Limited (a)....     13,000        34,498
Chartered Semiconductor
  Manufacturing Limited (ADR)
  (a)(b).......................      1,120        29,612
City Developments Limited......     20,535        67,282
Creative Technology Limited....      3,057        24,502
Cycle & Carriage Ltd...........      3,839         6,404
DBS Group Holdings Limited.....     42,751       319,504
Fraser & Neave Limited
  (Ordinary)...................      4,737        19,497
Hotel Properties Limited.......      6,676         4,628
Keppel Corporation Ltd.........     32,914        50,623
Neptune Orient Lines Limited
  (a)..........................     18,873         9,914
Oversea-Chinese Banking
  Corporation Ltd..............     32,598       194,193
Overseas Union Enterprise
  Ltd..........................      2,631         9,119
Sembcorp Industries Limited....     24,154        20,930
Singapore Airlines Limited.....     11,582        68,996
Singapore Press Holdings
  Ltd..........................      5,792        68,381
Singapore Technologies
  Engineering Ltd..............     56,213        71,541
Singapore Telecommunications,
  Ltd..........................    103,718        98,859

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
United Overseas Bank Ltd.......     35,204   $   242,129
Venture Manufacturing
  (Singapore) Ltd..............      7,000        50,420
                                             -----------
TOTAL INVESTMENTS IN SINGAPORE
  (COST - $1,595,632) - 0.7%...                1,425,296
                                             -----------

SPAIN
ACS, Actividades de
  Construccion y Servicios,
  SA...........................      1,897        46,281
Acerinox SA....................      2,745        91,778
Altadis........................      8,796       149,590
Autopistas, Concesionaria
  Espanola SA..................      6,033        60,110
Banco Bilbao Vizcaya, SA.......     96,638     1,196,046
Banco Santander Central
  Hispano, SA..................    115,875       970,878
Corporacion Mapfre SA..........      7,932        45,978
Endesa SA......................     27,544       430,907
Fomento de Construcciones y
  Contratas SA.................      2,428        50,264
Gas Natural SDG, SA 'E'........      6,184       102,967
Grupo Dragados SA..............      2,810        37,605
Iberdrola SA...................     17,829       232,092
Industria de Disenso Textil, SA
  (a)..........................      5,665       107,994
Repsol-YPF, SA.................     32,280       470,796
Sociedad General de Aguas de
  Barcelona, SA................      3,417        42,595
Sociedad General de Aguas de
  Barcelona, SA (New)..........         45           549
Sol Melia, SA..................      5,365        40,939
Telefonica SA (a)..............    119,923     1,604,895
Telefonica, SA (ADR) (a)(b)....      1,000        40,080
TelePizza, SA (a)..............      7,245        11,225
Terra Networks, SA (a).........     12,990       106,410
Union Electrica Fenosa, SA.....      9,589       155,222
Zardoya Otis SA................      2,100        19,484
Zeltia, SA (a).................      6,228        48,467
                                             -----------
TOTAL INVESTMENTS IN SPAIN
  (COST - $5,441,970) -3.1%....                6,063,152
                                             -----------

SWEDEN
Assa Abloy AB 'B'..............      8,188       117,867
Atlas Copco AB 'A'.............      6,014       134,445
Billerud (a)...................        277         1,876
Drott AB 'B'...................      1,400        14,414
Electrolux AB 'B'..............     13,164       196,399
Gambro AB 'B'..................      3,981        25,048
Hennes & Mauritz AB 'B'........     14,534       300,664
Nordbanken Holding AB..........     66,674       352,766
OM Gruppen AB..................      1,010        13,287
SAS AB (a).....................      1,680        10,663
SKF AB 'B'.....................      1,622        31,853
Sandvik AB.....................     10,591       226,668
Securitas AB 'B'...............     12,631       239,623
Skandia Forsakrings AB.........     32,941       238,664
Skandinaviska Enskilda Banken
  (SEB) 'A'....................     22,776       207,357
Skanska AB 'B'.................     11,713        76,488
Svenska Cellulosa AB (SCA)
  'B'..........................      7,903       216,227

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Svenska Handelsbanken AB.......     14,010   $   205,682
Swedish Match AB...............      5,000        26,455
Tele2 AB 'B' (a)...............      3,784       136,358
Telefonaktiebolaget LM Ericsson
  AB 'B'.......................    208,380     1,132,316
Telefonaktiebolaget LM Ericsson
  (ADR) (b)....................      7,035        36,723
Telia AB.......................     28,554       127,122
Trelleborg AB (Class B)........        358         2,747
Volvo AB 'A'...................      1,148        18,550
Volvo AB 'B'...................      5,530        92,784
WM-Data AB 'B'.................      4,275        10,718
                                             -----------
TOTAL INVESTMENTS IN SWEDEN
  (COST - $4,303,865) - 2.1%...                4,193,764
                                             -----------

SWITZERLAND
ABB Ltd........................     40,465       389,954
Adecco SA (Registered Shares)..      3,789       205,961
Ascom Holding AG 'R'...........        220         3,876
Ciba Specialty Chemicals AG
  (Registered).................      3,127       195,402
Clariant AG (Registered).......        479         9,016
Compagnie Financere Richemont
  AG 'A'.......................     12,785       237,558
Credit Suisse Group (a)........     32,958     1,405,424
Givaudan (Registered Shares)...        173        52,724
Holcim Ltd. 'B'................        844       181,986
Kudelski SA (Bearer) (a).......      1,551        90,614
Logitech International SA
  (Registered) (a).............         81         2,964
Lonza AG (Registered Shares)...        226       147,690
Nestle SA (Registered
  Shares)......................     11,895     2,536,186
Novartis AG (Registered
  Shares)......................     88,222     3,188,171
Roche Holding AG...............     22,479     1,604,386
Roche Holding AG (Bearer)......      1,511       123,770
SGS Societe Generale de
  Surveillance Holding SA
  'R'..........................         62         9,952
Serono SA 'B'..................        261       227,784
Sulzer AG (Registered Shares)..        133        20,427
Sulzer Medica AG (Registered)..        286        12,058
Swatch Group AG 'B'............        449        40,362
Swatch Group AG (Registered)...      2,276        45,101
Swiss Re (Registered)..........      9,657       971,342
Swisscom AG (Registered Shares)
  (a)..........................      1,044       289,249
Syngenta AG (a)................      2,251       116,597
Synthes-Stratec Inc. ..........         55        38,294
UBS AG (Registered)............     37,388     1,887,077
Unaxis Holding AG 'R'..........        136        14,662
Zurich Financial Services AG...      2,565       601,739
                                             -----------
TOTAL INVESTMENTS IN
  SWITZERLAND
  (COST - $14,728,584) - 7.5%..               14,650,326
                                             -----------

UNITED KINGDOM
3i Group PLC...................     23,991       300,107
AMEC PLC.......................     16,068        92,372
ARM Holdings PLC (a)...........     38,618       201,775
AWG PLC........................      4,331        34,038
Aegis Group PLC................     21,303        28,834

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Airtours PLC...................      8,004   $    29,123
Amvescap PLC...................     19,126       275,855
Associated British Ports
  Holdings PLC.................      5,600        34,231
AstraZeneca Group PLC..........     52,069     2,347,702
BAA PLC........................     33,438       267,904
BAE Systems PLC................     46,222       208,205
BBA Group PLC..................      5,728        23,592
BG Group PLC...................    126,198       514,272
BOC Group PLC..................     19,509       300,970
BP Amoco PLC...................    653,985     5,082,664
BP Amoco PLC (ADR) (b).........      3,849       179,017
BPB PLC........................      2,994        13,072
BT Group PLC...................    260,541       959,354
BT Group PLC (ADR) (a)(b)......        900        33,075
Barclays PLC...................     48,729     1,613,434
Barratt Developments PLC.......        546         3,403
Billiton PLC...................     76,620       389,179
Boots Company PLC..............     19,914       169,405
Brambles Industries PLC........     31,990       158,298
British Airways PLC............     32,340        91,782
British American Tobacco PLC...     43,506       368,831
The British Land Company PLC...     26,193       178,026
British Sky Broadcasting Group
  PLC ("BSkyB") (a)............     22,241       244,714
Bunzl PLC......................      3,822        24,475
CGNU PLC.......................     63,308       778,570
CMG PLC........................     20,738        73,342
Cable & Wireless PLC...........     96,023       461,880
Cadbury Schweppes PLC..........     67,423       429,798
Canary Wharf Group PLC (a).....     11,328        73,490
Capita Group PLC...............     14,765       105,350
Carlton Communications PLC.....     34,956       123,626
Celltech Group PLC (a).........     11,274       143,407
Centrica PLC...................    100,303       324,078
Chubb PLC......................     13,844        34,656
Close Brothers Group PLC.......      2,797        32,770
Compass Group PLC..............     57,822       433,394
Corus Group PLC (a)............    140,559       147,290
Daily Mail and General Trust
  'A'..........................      2,123        20,022
Diageo PLC.....................     97,235     1,110,899
Dixons Group PLC...............     72,533       248,077
EMI Group PLC..................     34,306       178,246
Electrocomponents PLC..........     12,308        96,014
FKI PLC........................      9,108        24,523
FirstGroup PLC.................      6,151        26,319
GKN PLC........................     22,132        85,359
George Wimpey PLC..............      1,223         3,898
Glaxo Wellcome PLC (ADR) (b)...        800        39,856
GlaxoSmithKline PLC............    186,476     4,676,173
Granada PLC....................     62,225       129,957
The Great Universal Stores
  PLC..........................     37,429       351,358
HBOS PLC.......................    103,132     1,194,783
HSBC Holdings PLC..............    266,174     3,122,361
Hammerson PLC..................      6,585        42,504
Hanson PLC.....................     32,291       222,763
Hays PLC.......................     68,298       206,754
Hilton Group PLC...............     69,991       214,935

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
IMI PLC........................        685   $     2,682
Imperial Chemical Industries
  PLC..........................     32,158       177,382
Imperial Tobacco Group PLC.....     21,381       281,928
International Power PLC (a)....     57,548       169,605
Invensys PLC...................    132,573       230,089
J. Sainsbury PLC...............     31,443       167,489
Johnson Matthey PLC............      3,020        41,931
Kiddie PLC.....................      1,460         1,424
Kingfisher PLC.................     50,557       295,058
Land Securities PLC............     21,972       250,548
Lattice Group PLC..............     75,865       172,246
Legal & General Group PLC......    187,005       432,746
Lloyds TSB Group PLC...........    153,225     1,663,607
Lloyds TSB Group PLC (ADR)
  (b)..........................      2,530       113,825
Logica PLC.....................     17,523       163,219
mm02 PLC (ADR) (a)(b)..........        900        11,340
Man Group PLC..................     11,454       198,708
Marconi PLC....................     44,617        27,111
Marks & Spencer PLC............    100,679       528,967
Misys PLC......................     27,041       127,905
National Grid Group PLC........     56,322       350,836
Next PLC.......................     14,000       182,362
Nycomed Amersham PLC...........     26,384       255,163
Ocean Group PLC................      4,183        47,790
P & O Princess Cruises PLC.....     30,005       174,677
Pace Micro Technology PLC......      4,336        22,087
Pearson PLC....................     22,412       258,012
The Peninsular and Oriental
  Steam Navigation Company.....     22,402        77,516
Pilkington PLC.................     53,235        86,776
Provident Financial PLC........      3,930        36,892
Prudential Corporation PLC.....     55,160       639,028
RMC Group PLC..................      2,735        24,639
Railtrack Group PLC............     17,155             0
Rank Group PLC.................     24,540        82,146
Reckitt Benckiser PLC..........     21,126       307,468
Reed International PLC.........     45,674       378,901
Rentokil Initial PLC...........     71,570       287,490
Reuters Group PLC..............     39,528       391,198
Rexam PLC......................      5,027        27,418
Rio Tinto PLC (Registered
  Shares)......................     32,863       629,427
Rolls-Royce PLC................     41,874       101,471
Royal & Sun Alliance Insurance
  Group PLC....................     55,310       317,767
Royal Bank of Scotland Group
  PLC..........................     79,796     1,941,779
Safeway PLC....................     46,444       216,303
The Sage Group PLC.............     45,501       151,318
Schroders PLC..................      4,105        50,484
Scottish & Newcastle PLC.......     28,888       220,729
Scottish and Southern Energy
  PLC..........................     33,979       301,664
ScottishPower PLC..............     40,008       221,265
ScottishPower PLC (ADR) (b)....        993        21,548
Serco Group PLC................      2,405        12,601
Seton Scholl Healthcare Group
  PLC..........................      3,902        30,808

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)
Severn Trent PLC...............     17,387   $   181,943
Shell Transport & Trading
  Company......................    288,163     1,979,532
Signet Group PLC...............      8,069        11,215
Six Continents PLC.............     27,900       276,118
Slough Estates PLC.............        473         2,282
Smith & Nephew PLC.............     37,864       228,695
Smiths Industries PLC..........     23,846       234,956
Spirent PLC....................      8,597        19,769
Stagecoach Holdings PLC........     18,574        20,004
TI Group PLC...................      1,025             0
Tate & Lyle PLC................      8,252        41,434
Taylor Woodrow PLC.............      1,561         3,862
Telewest Communications PLC
  (a)..........................     92,575        83,535
Tesco PLC......................    192,476       697,523
Unilever PLC...................     80,126       657,711
United Business Media PLC......     17,498       122,240
United Utilities PLC...........     24,916       223,197
Vodafone Group PLC.............  1,934,533     5,060,896
Vodafone Group PLC (ADR) (b)...     12,490       320,743
WPP Group PLC..................     36,493       403,651
Wolseley PLC...................     26,415       221,055
                                             -----------
TOTAL INVESTMENTS IN THE UNITED KINGDOM
  (COST - $53,147,844) - 27.1%............    53,019,895
                                             -----------

                                  SHARES
INVESTMENTS                        HELD         VALUE
-----------                      ---------   -----------
                                     (IN US DOLLARS)

UNITED STATES
Datacraft Asia Limited.........     26,000   $    56,680
I Shares MSCI EAFE Index Fund..      2,000       238,700
                                             -----------
TOTAL INVESTMENTS IN THE UNITED STATES
  (COST - $294,032) - 0.2%................       295,380
                                             -----------

INVESTMENTS
-----------
 SHORT-TERM       FACE
 SECURITIES      AMOUNT          ISSUE            VALUE
-----------    ----------   ---------------  ---------------
                                             (IN US DOLLARS)
Commercial     $1,553,000   General
 Paper*                     Electric
                            Capital Corp.,
                            1.82% due
                            1/02/2002......   $  1,552,921
                                              ------------
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
 (COST - $1,552,921) - 0.8%................      1,552,921
                                              ------------
TOTAL INVESTMENTS
 (COST - $193,670,380) - 97.6%.............    190,887,365
UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 EXCHANGE CONTRACTS** - (0.0)%.............
                                                    (8,925)
VARIATION MARGIN ON FINANCIAL FUTURES
 CONTRACTS*** - 0.1%.......................         93,073
OTHER ASSETS LESS LIABILITIES - 2.3%.......      4,540,319
                                              ------------
NET ASSETS - 100.0%........................   $195,511,832
                                              ============

---------------

(a) Non-income producing security.

(b) American Depositary Receipts (ADR).

(c) The rights may be exercised until 1/22/2002.

(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Series.

**  Forward foreign exchange contracts as of December 31, 2001 were as follows:

   FOREIGN                                UNREALIZED
   CURRENCY                EXPIRATION    APPRECIATION
   PURCHASED                  DATE      (DEPRECIATION)
   ---------               ----------   --------------
   CHF   502,645           January 2002     $    129
   E   1,434,165           January 2002        1,754
   L.    581,196           January 2002        4,518
   Y.103,895,000           January 2002      (15,326)
                                            --------
   TOTAL UNREALIZED DEPRECIATION ON
   FORWARD FOREIGN EXCHANGE
   CONTRACTS - NET (US$
   COMMITMENT - $3,225,894)                 $ (8,925)
                                            ========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

December 31, 2001
--------------------------------------------------------------------------------

*** Financial futures contracts purchased as of December 31, 2001 were as follows:

   NUMBER OF
   CONTRACTS        ISSUE        EXCHANGE   EXPIRATION DATE     VALUE
   ---------        -----        --------   ---------------     -----
    9          All Ordinaries      SFE      March 2002        $  393,561
    8          CAC                MATIF     March 2002           331,870
    4          DAX Index           DTB      March 2002           461,984
   36          EURO              DJ EURO    March 2002         1,228,325
   27          FTSE               LIFFE     March 2002         2,047,704
    2          Hang Seng Index    SIMEX     March 2002           145,885
    3          IBEX 35            IBEX      March 2002           222,297
    2          MIB 30 Index        MIB      March 2002           288,677
   16          TOPIX              Tokyo     March 2002         1,247,673
                                                              ----------
   TOTAL FINANCIAL FUTURES CONTRACTS PURCHASED (TOTAL
   CONTRACT PRICE - $6,274,903)                               $6,367,976
                                                              ==========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2001
--------------------------------------------------------------------------------

ASSETS:
    Investments, at value (including securities loaned of
     $5,250,359) (identified cost - $193,670,380)...........               $190,887,365
    Investments held as collateral for loaned securities, at
     value..................................................                  5,537,941
    Cash on deposit for financial futures contracts.........                    651,191
    Foreign cash............................................                  1,902,555
    Receivables:
      Contributions.........................................  $1,948,843
      Variation margin......................................      93,073
      Dividends.............................................      65,476
      Securities sold.......................................      63,394
      Investment adviser....................................       2,390      2,173,176
                                                              ----------
    Prepaid expenses and other assets.......................                    439,620
                                                                           ------------
        TOTAL ASSETS........................................                201,591,848
                                                                           ------------

LIABILITIES:
    Collateral on securities loaned, at value...............                  5,537,941
    Unrealized depreciation on forward foreign exchange
     contracts..............................................                      8,925
    Payables:
      Withdrawals...........................................     315,579
      Custodian bank........................................     156,875
      Securities purchased..................................      31,301        503,755
                                                              ----------
    Accrued expenses and other liabilities..................                     29,395
                                                                           ------------
        TOTAL LIABILITIES...................................                  6,080,016
                                                                           ------------

NET ASSETS:
    Net assets..............................................               $195,511,832
                                                                           ============

NET ASSETS CONSIST OF:
    Investors' capital......................................               $198,227,723
    Unrealized depreciation on investments and foreign
     currency transactions - net............................                 (2,715,891)
                                                                           ------------
        NET ASSETS..........................................               $195,511,832
                                                                           ============

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of $51,612 foreign withholding tax)......                $   436,099
    Interest................................................                     32,954
    Securities lending - net................................                      1,964
                                                                            -----------
        TOTAL INCOME........................................                    471,017
                                                                            -----------
EXPENSES:
    Professional fees.......................................  $    68,577
    Custodian fees..........................................       47,154
    Accounting services.....................................        6,748
    Trustees' fees and expenses.............................        4,659
    Investment advisory fees................................        3,694
    Printing and shareholder reports........................          165
    Other...................................................       11,433
                                                              -----------
        TOTAL EXPENSES BEFORE REIMBURSEMENT.................      142,430
REIMBURSEMENT OF EXPENSES...................................     (112,876)
                                                              -----------
        TOTAL EXPENSES AFTER REIMBURSEMENT..................                     29,554
                                                                            -----------
INVESTMENT INCOME - NET.....................................                    441,463
                                                                            -----------
REALIZED & UNREALIZED LOSS ON INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS - NET:
    Realized loss from:
      Investments - net.....................................   (3,470,403)
      Foreign currency transactions - net...................     (197,871)   (3,668,274)
                                                              -----------
    Change in unrealized appreciation/depreciation on:
      Investments - net.....................................     (831,866)
    Foreign currency transactions - net.....................      (46,564)     (878,430)
                                                              -----------   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $(4,105,241)
                                                                            ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR ENDED
                                                                     DECEMBER 31,
                                                              ---------------------------
                                                                  2001           2000
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Investment income - net.................................  $    441,463   $   186,987
    Realized loss on investments and foreign currency
      transactions - net....................................    (3,668,274)     (196,691)
    Change in unrealized appreciation/depreciation on
      investments and foreign currency transactions - net...      (878,430)   (1,860,604)
                                                              ------------   -----------
        NET DECREASE IN NET ASSETS RESULTING FROM
          OPERATIONS........................................    (4,105,241)   (1,870,308)
                                                              ------------   -----------
CAPITAL TRANSACTIONS:
    Proceeds from contributions.............................   203,141,807    12,575,055
    Fair value of withdrawals...............................   (19,287,925)   (4,995,874)
                                                              ------------   -----------
    NET INCREASE IN ASSETS DERIVED FROM CAPITAL
      TRANSACTIONS..........................................   183,853,882     7,579,181
                                                              ------------   -----------
NET ASSETS:
    Total increase in net assets............................   179,748,641     5,708,873
    BEGINNING OF YEAR.......................................    15,763,191    10,054,318
                                                              ------------   -----------
    END OF YEAR.............................................  $195,511,832   $15,763,191
                                                              ============   ===========

                       See notes to financial statements.
--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

  A.  Valuation of Investments

     Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

  B.  Derivative Financial Instruments

     The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     Financial futures contracts. The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     Options. The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

     Written and purchased options are non-income producing investments.

     Forward Foreign Exchange Contracts. The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

     Foreign Currency Options and Futures. The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

  C.  Foreign Currency Transactions

     Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

  D.  Income Taxes

     The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

  E.  Security Transactions and Investment Income

     Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

  F.  Securities Lending

     The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the US Government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Series typically receives the income on the loaned securities but does not receive the income on the collateral.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Series may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

  G.  Custodian Bank

     The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from a failed trade that settled the next day.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

     The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

     FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the year ended December 31, 2001, FAM earned fees of $3,694, all of which were waived. FAM also reimbursed the Fund for additional expenses of $109,182.

     Prior to January 1, 2001, FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the year ended December 31, 2001, the Series reimbursed FAM an aggregate of $953 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.

     Proceeds from contributions include contributions from affiliates approximating $136,508,000.

     Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3.   INVESTMENTS

     Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2001 were $190,793,410 and $12,134,376, respectively.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------

     Net realized losses for the year ended December 31, 2001, which included net realized capital losses of $81,000 from redemptions in-kind, and unrealized gains (losses) as of December 31, 2001 were as follows:

                                                          REALIZED       UNREALIZED
                                                           LOSSES      GAINS (LOSSES)
                                                         -----------   --------------
Investments:
     Long-term.........................................  $(3,230,907)   $(2,783,015)
     Short-term........................................         (205)            --
     Financial futures contracts.......................     (239,291)        93,073
                                                         -----------    -----------
Total investments......................................   (3,470,403)    (2,689,942)
                                                         -----------    -----------
  Currency transactions:
     Forward foreign exchange contracts................       (1,924)        (8,925)
     Foreign currency transactions.....................     (195,947)       (17,024)
                                                         -----------    -----------
Total currency transactions............................     (197,871)       (25,949)
                                                         -----------    -----------
Total..................................................  $(3,668,274)   $(2,715,891)
                                                         ===========    ===========

     As of December 31, 2001, net unrealized depreciation for Federal income tax purposes aggregated $4,334,447, of which $11,633,844 related to appreciated securities and $15,968,291 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $195,221,812.

4.   SHORT-TERM BORROWINGS

     The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund partner withdrawals and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Series did not borrow under the credit agreement during the year ended December 31, 2001. On November 30, 2001, the credit agreement was renewed for one year under the same terms.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The following ratios have been derived from information provided in the financial statements.

                                                                                     FOR THE
                                                                                      PERIOD
                                                              FOR THE YEAR ENDED   DECEMBER 30,
                                                                 DECEMBER 31,        1999+ TO
                                                              ------------------   DECEMBER 31,
                                                                2001      2000         1999
                                                              --------   -------   ------------
TOTAL INVESTMENT RETURN:
                                                              (21.77)%        --          --
                                                              --------   -------     -------
RATIOS TO AVERAGE NET ASSETS:
    Expenses, net of reimbursement..........................      .08%      .08%        .08%*
                                                              --------   -------     -------
    Expenses................................................      .39%     1.34%        .63%*
                                                              --------   -------     -------
    Investment income - net.................................     1.20%     1.55%       2.14%*
                                                              --------   -------     -------
SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)................  $195,512   $15,763     $10,054
                                                              --------   -------     -------
    Portfolio turnover......................................    30.19%     5.89%        .00%
                                                              ========   =======     =======

---------------

+   Commencement of operations.

*   Annualized.

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

INDEPENDENT AUDITORS' REPORT
December 31, 2001
--------------------------------------------------------------------------------

The Board of Trustees and Investors, Master International (Capitalization Weighted) Index Series (One of the series constituting Quantitative Master Series Trust):

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International (Capitalization Weighted) Index Series as of December 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International (Capitalization Weighted) Index Series of Quantitative Master Series Trust as of December 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 15, 2002

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
OFFICERS AND DIRECTORS/TRUSTEES
--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN         OTHER
                           POSITION(S)  LENGTH                                     FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
AGE                           FUND      SERVED         DURING PAST 5 YEARS           DIRECTOR          DIRECTOR
------------------         -----------  -------      -----------------------       -------------     -------------
INTERESTED DIRECTOR/
TRUSTEE

Terry K. Glenn*             President   1999 to  Chairman, Americas Region since     196           None
800 Scudders Mill Road      and         present  2001, and Executive Vice
Plainsboro, NJ 08536        Director/            President since 1983 of Fund
Age: 61                     Trustee              Asset Management ("FAM") and
                                                 Merrill Lynch Investment
                                                 Managers, L.P. ("MLIM");
                                                 President of Merrill Lynch
                                                 Mutual Funds since 1999;
                                                 President of FAM Distributors,
                                                 Inc. ("FAMD") since 1986 and
                                                 Director thereof since 1991;
                                                 Executive Vice President and
                                                 Director of Princeton Services,
                                                 Inc. ("Princeton Services")
                                                 since 1993; President of
                                                 Princeton Administrators, L.P.
                                                 since 1988; Director of
                                                 Financial Data Services, Inc.,
                                                 since 1985.

* Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM act as investment advisers. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of Princeton Services; and President of Princeton Administrators, L.P. The Director's/Trustee's term is unlimited.

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN         OTHER
                           POSITION(S)  LENGTH                                     FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
AGE                           FUND      SERVED*        DURING PAST 5 YEARS           DIRECTOR          DIRECTOR
------------------         -----------  -------      -----------------------       -------------     -------------
INDEPENDENT
DIRECTORS/TRUSTEES

M. Colyer Crum              Director/   1978 to  James R. Williston Professor of      51           Cambridge Bancorp
104 Westcliff Road          Trustee     present  Investment Management Emeritus,
Weston, MA 02493                                 Harvard Business School since
Age: 69                                          1996.

Laurie Simon Hodrick        Director/   1999 to  Professor of Finance and             51           Junior League of
809 Uris Hall               Trustee     present  Economics, Graduate School of                     Central
3022 Broadway                                    Business, Columbia University                     Westchester
New York, NY 10027                               since 1998; Associate Professor
Age: 39                                          of Finance and Economics,
                                                 Graduate School of Business,
                                                 Columbia University from 1996 to
                                                 1998.

Stephen B. Swensrud         Director/   1983 to  Chairman, Fernwood Advisors          90           Dana Farber
88 Broad Street,            Trustee     present  since 1996.                                       Cancer Institute;
2nd Floor                                                                                          Federation For
Boston, MA 02110                                                                                   American
Age: 68                                                                                            Immigration
                                                                                                   Reform

--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
OFFICERS AND DIRECTORS/TRUSTEES -- CONTINUED
--------------------------------------------------------------------------------

                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN         OTHER
                           POSITION(S)  LENGTH                                     FUND COMPLEX      DIRECTORSHIPS
NAME, ADDRESS, AND          HELD WITH   OF TIME      PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
AGE                           FUND      SERVED*        DURING PAST 5 YEARS           DIRECTOR          DIRECTOR
------------------         -----------  -------      -----------------------       -------------     -------------
J. Thomas Touchton          Director/   1977 to  Managing Partner of the Witt         51           Tampa Bay History
Suite 3405                  Trustee     present  Touchton Company since 1972.                      Center
One Tampa City Center
201 North Franklin Street
Tampa, FL 33062
Age: 63

Fred G. Weiss               Director/   1999 to  Managing Director of FGW             51           Watson
16450 Maddalena Place       Trustee     present  Associates since 1997; Vice                       Pharmaceuticals,
Delray Beach, FL 33446                           President, Planning Investment                    Inc.; BTG
Age: 60                                          and Development of Warner                         International
                                                 Lambert Co. from 1979 to 1997.                    PLC; Michael J.
                                                                                                   Fox Foundation
                                                                                                   for Parkinson's
                                                                                                   Research

*   The Director's/Trustee's term is unlimited.

                          POSITION(S)
NAME, ADDRESS, AND         HELD WITH     LENGTH OF
AGE                           FUND      TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        ------------  -----------          -------------------------------------------
FUND OFFICERS

Donald C. Burke           Vice          Vice         First Vice President of FAM and MLIM since 1997 and the
P.O. Box 9011             President     President    Treasurer thereof since 1999; Senior Vice President and
Princeton, NJ 08543-9011  and           since 1997   Treasurer of Princeton Services since 1999; Vice President
Age: 41                   Treasurer     and          of FAMD since 1999; Vice President of FAM and MLIM from 1990
                                        Treasurer    to 1997; Director of Taxation of MLIM since 1990.
                                        since 1999

Christopher Ayoub         Senior Vice   1998 to      First Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1998; Vice President of the
Princeton, NJ 08543-9011  and                        Investment Adviser and certain of its affiliates from 1985
Age: 45                   Co-Portfolio               to 1998.
                          Manager

Robert C. Doll, Jr.       Senior Vice   2000 to      President of FAM and MLIM since 2001; Co-Head (America's
P.O. Box 9011             President     present      Region) of FAM and MLIM from 2000 to 2002; Director of
Princeton, NJ 08543-9011                             Princeton Services since 1999; Chief Investment Officer of
Age: 47                                              Oppenheimer Funds, Inc. in 1999 and Executive Vice President
                                                     thereof from 1991 to 1999.

Philip Green              Senior Vice   1999 to      Senior Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1999; Managing Director and
Princeton, NJ 08543-9011                             Portfolio Manager of Global Institutional Services at
Age: 37                                              Bankers Trust from 1997 to 1999; Vice President of
                                                     Quantitative Equities at Bankers Trust in 1996; Vice
                                                     President of Asset Allocations Strategies at Bankers Trust
                                                     from 1994 to 1996; Vice President of Foreign Exchange and
                                                     Currency Overlay Strategies at Bankers Trust from 1988 to
                                                     1999.

Jeffrey B. Hewson         Senior Vice   1998 to      Director (Global Fixed Income) of the Investment Adviser and
P.O. Box 9011             President     present      certain of its affiliates since 1998; Vice President of the
Princeton, NJ 08543-9011  and                        Investment Adviser and certain of its affiliates from 1989
Age: 49                   Co-Portfolio               to 1998; Portfolio Manager of the Investment Adviser and
                          Manager                    certain of its affiliates since 1985.


--------------------------------------------------------------------------------

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES
OFFICERS AND DIRECTORS/TRUSTEES -- CONTINUED
--------------------------------------------------------------------------------

                          POSITION(S)
NAME, ADDRESS, AND         HELD WITH     LENGTH OF
AGE                           FUND      TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------        ------------  -----------          -------------------------------------------
Sidney Hoots              Senior Vice   1999 to      Senior Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1999; Managing Director of Global
Princeton, NJ 08543-9011                             Institutional Services at Bankers Trust from 1992 to 1999.
Age: 40

Frank Salerno             Senior Vice   1999 to      Chief Operating Officer, Institutional for MLIM (Americas
P.O. Box 9011             President     present      Region); First Vice President of the Investment Adviser and
Princeton, NJ 08543-9011                             certain of its affiliates since 1999; Managing Director and
Age: 41                                              Chief Investment Officer of Structured Investments at
                                                     Bankers Trust from 1995 to 1999.

Richard Vella             Senior Vice   1999 to      First Vice President of the Investment Adviser and certain
P.O. Box 9011             President     present      of its affiliates since 1999; Managing Director, Global
Princeton, NJ 08543-9011                             Index Funds of Bankers Trust from 1997 to 1999; Managing
Age: 43                                              Director, International Index Funds of Bankers Trust from
                                                     1995 to 1999.

Debbie Jelilian           Portfolio     1999 to      Vice President of Investment Adviser and FAM since 1999;
P.O. Box 9011             Manager       present      portfolio manager in Bankers Trust's Structured Investment
Princeton, NJ 08543-9011                             Management Group from 1993 to 1999.
Age: 32

Jeffrey L. Russo          Portfolio     2001 to      Vice President of the Investment Adviser and FAM since 1999;
P.O. Box 9011             Manager       present      portfolio manager and trader in Bankers Trust/Deutsche
Princeton, NJ 08543-9011                             Bank's Structured Investment Group specializing in global
Age: 34                                              index portfolios from 1994 to 1999.

Frank Viola               Co-Portfolio  2001 to      Director of the Investment Adviser and certain of its
P.O. Box 9011             Manager       present      affiliates and Portfolio Manager thereof since 1997;
Princeton, NJ 08543-9011                             Treasurer of Merrill Lynch Bank & Trust Company from 1996 to
Age: 37                                              1997.

Ira P. Shapiro            Secretary     1998 to      First Vice President of the Investment Adviser and certain
P.O. Box 9011                           present      of its affiliates since 1998; Director (Legal Advisory) of
Princeton, NJ 08543-9011                             the Investment Adviser and certain of its affiliates from
Age: 38                                              1996 to 1997; Attorney with the Investment Adviser and
                                                     certain of its affiliates from 1993 to 1997.

CUSTODIAN                               TRANSFER AGENT
J.P. Morgan Chase Bank                  Financial Data Services, Inc.
4 Chase MetroTech Center, 18th Floor    4800 Deer Lake Drive East
Brooklyn, NY 11245                      Jacksonville, FL 32246-6484
                                        (800) 637-3863

     Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST
(Unaudited)
--------------------------------------------------------------------------------

     The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-four funds in the fund complex that includes the AMR Investment Services Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds. The Trust's Statement of Additional Information contains additional information about the Trustees and is available without charge by calling 1-800-658-5811.

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------
INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

William F. Quinn** (54)     Trustee since 1987   President, AMR Investment Services, Inc. (1986-Present);
                              and President      Chairman, American Airlines Employees Federal Credit Union
                                since 1986       (1989-Present); Director, Crescent Real Estate Equities,
                                                 Inc. (1994-Present); Member, Southern Methodist University
                                                 Cox School of Business Advisory Board (1999-Present);
                                                 Director, Southern Methodist University Endowment Fund
                                                 Advisory Board (1996-Present); Member, New York Stock
                                                 Exchange Pension Manager's Advisory Committee (1997-1998,
                                                 2000-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1995-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

Alan D. Feld** (65)         Trustee since 1996   Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
1700 Pacific Avenue                              (1960- Present); Director, Clear Channel Communications
Suite 4100                                       (1984-Present); Trustee, CenterPoint Properties
Dallas, Texas 75201                              (1994-Present); Trustee, American AAdvantage Mileage Funds
                                                 (1996-Present); Trustee, American AAdvantage Select Funds
                                                 (1999-Present).

NON-INTERESTED TRUSTEES
                                  TERM
                            ------------------
                            Lifetime of Trust
                              until removal,
                              resignation or
                               retirement*

Dee J. Kelly, Jr. (41)      Trustee since 2001   Partner, Kelly, Hart & Hallman (law firm) (1985-Present);
201 Main Street, Suite                           Trustee, American AAdvantage Mileage Funds (2001-Present);
2500                                             Trustee, American AAdvantage Select Funds (2001-Present).
Fort Worth, Texas 76102

Stephen D. O'Sullivan (66)  Trustee since 1987   Consultant (1994-Present); Trustee, American AAdvantage
5730 East 105th Street                           Mileage Funds (1995-Present); Trustee, American AAdvantage
Tulsa, Oklahoma 74137                            Select Funds (1999-Present).

--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS OF THE TRUST

(Unaudited)
--------------------------------------------------------------------------------

                            POSITION, TERM OF
                            OFFICE AND LENGTH
                              OF TIME SERVED             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
NAME, AGE AND ADDRESS         WITH THE TRUST                      AND CURRENT DIRECTORSHIPS
---------------------       -----------------            -------------------------------------------

NON-INTERESTED TRUSTEES (CONT.)

R. Gerald Turner (56)       Trustee since 2001   President, Southern Methodist University (1995-Present);
225 Perkins Admin. Bldg.                         Director, ChemFirst (1986-Present); Director, J.C. Penney
Southern Methodist Univ.                         Company, Inc. (1996-Present); Director, California Federal
Dallas, Texas 75275                              Preferred Capital Corp. (2001-Present); Member, United Way
                                                 of Dallas Board of Directors; Member, Salvation Army of
                                                 Dallas Board of Directors; Member, Methodist Hospital
                                                 Advisory Board; Member, Knight Commission on Intercollegiate
                                                 Athletics; Member, National Association of Independent
                                                 Colleges and Universities Board of Directors; Trustee,
                                                 American AAdvantage Mileage Funds (2001-Present); Trustee,
                                                 American AAdvantage Select Funds (2001-Present).

Kneeland Youngblood (46)    Trustee since 1996   Managing Partner, Pharos Capital Group, LLC (a private
100 Crescent Court                               equity firm) (1998-Present); Trustee, The Hockaday School
Suite 1740                                       (1997-Present); Director, Starwood Hotels and Resorts
Dallas, Texas 75201                              (2001-Present); Member, Council on Foreign Relations
                                                 (1995-Present); Director, Just For the Kids (1995-Present);
                                                 Director, L&B Realty Advisors (1998-2000); Trustee, Teachers
                                                 Retirement System of Texas (1993-1999); Director, United
                                                 States Enrichment Corporation (1993-1998), Director,
                                                 Starwood Financial Trust (1998-2001); Trustee, American
                                                 AAdvantage Mileage Funds (1996-Present); Trustee, American
                                                 AAdvantage Select Funds (1999-Present).

OFFICERS
                                  TERM
                            ------------------
                                One Year

Nancy A. Eckl (39)            VP since 1990      Vice President, Trust Investments, AMR Investment Services,
                                                 Inc. (1990-Present).

Michael W. Fields (48)        VP since 1989      Vice President, Fixed Income Investments, AMR Investment
                                                 Services, Inc. (1988-Present).

Barry Y. Greenberg (38)     VP and Assistant     Vice President, Legal and Compliance, AMR Investment
                             Secretary since     Services, Inc. (1995-Present).
                                   1995

Rebecca L. Harris (35)       Treasurer since     Vice President, Finance, AMR Investment Services, Inc.
                                   1995          (1995- Present).

John B. Roberson (43)         VP since 1989      Vice President, Director of Sales, AMR Investment Services,
                                                 Inc. (1991-Present).

Robert J. Zutz (49)          Secretary since     Partner, Kirkpatrick & Lockhart LLP (law firm).
1800 Massachusetts Ave. NW         1998
2nd Floor
Washington, D.C. 20036

---------------

* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Mr. Quinn.

** Messrs. Quinn and Feld are deemed to be "interested persons" of the Trust and AMR Trust, as defined by the 1940 Act. Mr. Quinn is President of the Manager. Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP has provided legal services within the past two years to one or more of the Trust's investment advisers.

--------------------------------------------------------------------------------

AMERICAN AADVANTAGE INDEX FUNDS
PRIVACY POLICY (Unaudited)
--------------------------------------------------------------------------------

     The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

     We may collect nonpublic personal information about you from one or more of the following sources:

     - information we receive from you on applications or other forms;

     - information about your transactions with us or our service providers; and

     - information we receive from third parties.

     We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

     We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

--------------------------------------------------------------------------------

                             [AMERICAN EAGLE LOGO]

                             [AMERICAN EAGLE LOGO]

                             [AMERICAN EAGLE LOGO]

                        [AMERICAN AADVANTAGE FUNDS LOGO]
--------------------------------------------------------------------------------

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                [KEYBOARD GRAPHIC]                                  [MOUSE GRAPHIC]
                    BY E-MAIL:                                      ON THE INTERNET:
         american aadvantage.funds@aa.com                 Visit our website at www.aafunds.com

--------------------------------------------------------------------------------


               [TELEPHONE GRAPHIC]                                  [MOUSE GRAPHIC]
                  BY TELEPHONE:                                         BY MAIL:
               Institutional Class                             American AAdvantage Funds
               Call (800) 658-5811                              P.O. Box 619003, MD 2450
                  AMR Class(sm)                                DFW Airport, TX 75261-9003
               Call (800) 433-2434
                PlanAhead Class(R)
               Call (800) 388-3344

FUND SERVICE PROVIDERS:

 CUSTODIAN                      TRANSFER AGENT                      INDEPENDENT AUDITORS    DISTRIBUTOR
 STATE STREET BANK AND TRUST    NATIONAL FINANCIAL DATA SERVICES    ERNST & YOUNG LLP       SWS FINANCIAL SERVICES
 Boston, Massachusetts          Kansas City, Missouri               Dallas, Texas           Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Small Cap Index Fund and American AAdvantage International Equity Index Bond Fund are service marks of AMR Investment Services, Inc.

                                [AMR BACK COVER]








                                                                IDX-ADV 12/01 AR